CATALYST SMALL-CAP INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AUTOMOTIVE - 13.5%
19,280	XPEL, Inc.(a)	$1,001,210

	E-COMMERCE DISCRETIONARY - 4.8%
7,250	Stitch Fix, Inc., Class A(a)	359,165

	ENGINEERING & CONSTRUCTION - 5.2%
4,000	Exponent, Inc.	389,800

	HEALTH CARE FACILITIES & SERVICES - 3.2%
4,900	Joint Corporation (The)(a)	237,013

	INTERNET MEDIA & SERVICES - 7.0%
2,400	Fiverr International Ltd.(a)	521,232

	LEISURE FACILITIES & SERVICES - 6.1%
12,200	Hilton Grand Vacations, Inc.(a)	457,378

	MEDICAL EQUIPMENT & DEVICES - 7.2%
1,134	Repligen Corporation(a)	220,461
20,600	Zynex, Inc.(a),(b)	314,562
		535,023
	RETAIL - DISCRETIONARY - 6.9%
18,000	At Home Group, Inc.(a)	516,600

	SEMICONDUCTORS - 4.1%
1,705	Inphi Corporation(a)	304,189

	SOFTWARE - 35.6%
3,560	Cerence, Inc.(a)	318,905
2,500	CyberArk Software Ltd.(a)	323,350
6,000	Digital Turbine, Inc.(a)	482,160
2,545	Everbridge, Inc.(a)	308,403
8,375	Mimecast Ltd.(a)	336,759
990	Paylocity Holding Corporation(a)	178,032

CATALYST SMALL-CAP INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 35.6% (Continued)
3,976	Red Violet, Inc.(a),(b)	$73,238
950	RingCentral, Inc., Class A(a)	282,986
7,460	Upland Software, Inc.(a)	352,037
		2,655,870
	SPECIALTY FINANCE - 2.6%
44,040	Paysign, Inc.(a)	192,455

	TELECOMMUNICATIONS - 3.6%
8,170	8x8, Inc.(a)	265,035

	TOTAL COMMON STOCKS (Cost $5,730,355)	7,434,970

	COLLATERAL FOR SECURITIES LOANED - 4.0%
296,245	Mount Vernon Prime Portfolio, 0.11% (Cost $296,245)(c)(d)	296,245

	TOTAL INVESTMENTS - 103.8% (Cost $6,026,600)	$7,731,215
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%	(280,726)
	NET ASSETS - 100.0%	$7,450,489

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $294,252 at March 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1%
	E-COMMERCE DISCRETIONARY - 8.6%
670	Amazon.com, Inc.(a)	$2,073,034
1,100	MercadoLibre, Inc.	1,619,354
		3,692,388
	ENTERTAINMENT CONTENT - 4.5%
1,100	Activision Blizzard, Inc.	102,300
15,800	Bilibili, Inc. - ADR(a),(b)	1,691,548
300	Electronic Arts, Inc.	40,611
650	Take-Two Interactive Software, Inc.(a)	114,855
		1,949,314
	HEALTH CARE FACILITIES & SERVICES - 3.8%
8,900	Teladoc Health, Inc.(a),(b)	1,617,575

	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
15,300	Intercontinental Exchange, Inc.	1,708,704

	INTERNET MEDIA & SERVICES - 19.8%
1,025	Alphabet, Inc., Class C(a)	2,120,346
13,800	Facebook, Inc., Class A(a)	4,064,514
3,950	Netflix, Inc.(a)	2,060,557
1,040	Wix.com Ltd.(a)	290,389
		8,535,806
	LEISURE PRODUCTS - 3.8%
14,700	Peloton Interactive, Inc.(a)	1,652,868

	RENEWABLE ENERGY - 5.4%
8,025	SolarEdge Technologies, Inc.(a),(b)	2,306,706

	SOFTWARE - 31.9%
1,580	Adobe, Inc.(a)	751,085
1,580	Alteryx, Inc., Class A(a)	131,077
12,200	Bandwidth, Inc., Class A(a),(b)	1,546,228
10,700	Crowdstrike Holdings, Inc., Class A(a)	1,952,856
10,000	DocuSign, Inc.(a)	2,024,499
145	Microsoft Corporation	34,187

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SOFTWARE - 31.9% (Continued)
6,190	Okta, Inc.(a)	$1,364,462
5,900	RingCentral, Inc., Class A(a)	1,757,492
3,950	ServiceNow, Inc.(a)	1,975,434
3,370	Veeva Systems, Inc., Class A(a),(b)	880,379
4,280	Zoom Video Communications, Inc., Class A(a)	1,375,121
		13,792,820
	TECHNOLOGY SERVICES - 17.3%
3,280	MarketAxess Holdings, Inc.	1,633,178
5,650	Mastercard, Inc., Class A	2,011,682
7,500	PayPal Holdings, Inc.(a)	1,821,300
8,750	Square, Inc., Class A(a)	1,986,688
		7,452,848

	TOTAL COMMON STOCKS (Cost $34,436,039)	42,709,029

	COLLATERAL FOR SECURITIES LOANED - 16.0%
6,897,718	Mount Vernon Prime Portfolio, 0.11% (Cost $6,897,718)(c)(d)	6,897,718

	TOTAL INVESTMENTS - 115.1% (Cost $41,333,757)	$49,606,747
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.1)%	(6,499,936)
	NET ASSETS - 100.0%	$43,106,811

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,032,854 at March 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 25.5%
	U.S. TREASURY BILLS — 25.5%
5,000,000	United States Treasury Bill(c)			0.02%	09/16/21	$4,999,499
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,999,417)					4,999,499

Shares
	SHORT-TERM INVESTMENTS — 67.1%
	MONEY MARKET FUNDS - 67.1%
13,120,571	First American Government Obligations Fund, Class U, 0.04% (Cost $13,120,571)(b)					13,120,571

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	OPTIONS PURCHASED - 6.9%
	CALL OPTIONS PURCHASED - 5.5%
80	Corn Future, Maturing June 2021(c)	WED	05/21/2021	$535.00	$2,190,000	163,500
25	Crude Oil Future, Maturing May 2021(c)	WED	04/15/2021	60.50	1,479,000	41,750
25	Crude Oil Future, Maturing May 2021(c)	WED	04/15/2021	63.50	1,479,000	16,250
10	Crude Oil Future, Maturing May 2021(c)	WED	04/15/2021	70.00	591,600	800
15	Crude Oil Future, Maturing June 2021(c)	WED	05/17/2021	55.00	887,700	93,000
30	Crude Oil Future, Maturing June 2021(c)	WED	05/17/2021	56.00	1,775,400	165,300
30	Crude Oil Future, Maturing June 2021(c)	WED	05/17/2021	64.00	1,775,400	46,800
20	Crude Oil Future, Maturing June 2021(c)	WED	05/17/2021	68.00	1,183,600	14,000
15	Crude Oil Future, Maturing June 2021(c)	WED	05/17/2021	70.00	887,700	7,050
40	Crude Oil Future, Maturing August 2021(c)	WED	07/15/2021	54.00	2,347,600	306,000
10	Gold Future, Maturing May 2021(c)	WED	04/27/2021	1,650.00	1,715,600	72,500
5	Gold Future, Maturing May 2021(c)	WED	04/27/2021	1,690.00	857,800	20,400
10	Gold Future, Maturing May 2021(c)	WED	04/27/2021	1,750.00	1,715,600	11,700
5	Gold Future, Maturing May 2021(c)	WED	04/27/2021	1,790.00	857,800	2,250
20	Gold Future, Maturing May 2021(c)	WED	04/27/2021	1,895.00	3,431,200	2,000
20	Gold Future, Maturing May 2021(c)	WED	04/27/2021	2,025.00	3,431,200	1,000
50	Gold Future, Maturing June 2021(c)	WED	05/25/2021	1,765.00	8,578,000	97,500
40	Gold Future, Maturing July 2021(c)	WED	06/24/2021	1,950.00	6,868,600	22,400
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,435,168)					1,084,200

	PUT OPTIONS PURCHASED - 1.4%
75	Crude Oil Future, Maturing May 2021(c)	WED	04/15/2021	$55.50	$4,437,000	84,750
15	Crude Oil Future, Maturing May 2021(c)	WED	04/15/2021	57.00	887,400	23,100
15	Crude Oil Future, Maturing May 2021(c)	WED	04/15/2021	63.00	887,400	69,150
15	Crude Oil Future, Maturing May 2021(c)	WED	04/15/2021	64.50	887,400	87,000
12	Gold Future, Maturing May 2021(c)	WED	04/27/2021	1,600.00	2,058,720	3,480
12	Gold Future, Maturing May 2021(c)	WED	04/27/2021	1,700.00	2,058,720	22,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $533,881)					289,680

CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

						Fair Value
	TOTAL OPTIONS PURCHASED (Cost - $1,969,049)					$1,373,880

	TOTAL INVESTMENTS - 99.5% (Cost $20,089,037)					$19,493,950
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%					69,303
	NET ASSETS - 100.0%					$19,563,253

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN OPTIONS - (5.8)%
	CALL OPTIONS WRITTEN- (4.5)%
60	Corn Future, Maturing May 2021(c)	WED	04/23/2021	$535.00	$1,692,750	$137,625
20	Corn Future, Maturing June 2021(c)	WED	05/21/2021	570.00	547,500	23,500
25	Crude Oil Future, Maturing May 2021(c)	WED	04/15/2021	62.00	1,479,000	26,750
50	Crude Oil Future, Maturing May 2021(c)	WED	04/15/2021	66.00	2,958,000	13,000
60	Crude Oil Future, Maturing June 2021(c)	WED	05/17/2021	60.00	3,550,800	189,000
30	Crude Oil Future, Maturing June 2021(c)	WED	05/17/2021	62.50	1,775,400	62,100
5	Crude Oil Future, Maturing June 2021(c)	WED	05/17/2021	70.50	295,900	2,150
30	Crude Oil Future, Maturing June 2021(c)	WED	06/17/2021	54.00	1,770,900	223,800
10	Crude Oil Future, Maturing August 2021(c)	WED	07/15/2021	56.00	586,900	63,600
20	Gold Future, Maturing May 2021(c)	WED	04/27/2021	1,700.00	3,431,200	68,200
10	Gold Future, Maturing May 2021(c)	WED	04/27/2021	1,740.00	1,715,600	14,800
25	Gold Future, Maturing May 2021(c)	WED	04/27/2021	1,765.00	4,289,000	20,500
40	Gold Future, Maturing May 2021(c)	WED	04/27/2021	1,960.00	6,862,400	3,200
30	Gold Future, Maturing June 2021(c)	WED	05/25/2021	1,950.00	5,146,800	6,900
25	Gold Future, Maturing July 2021(c)	WED	06/24/2021	1,790.00	4,293,750	60,250
10	Gold Future, Maturing July 2021(c)	WED	06/24/2021	1,985.00	1,717,500	4,400
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,232,946)					919,775

	PUT OPTIONS WRITTEN - (1.3)%
60	Crude Oil Future, Maturing May 2021(c)	WED	04/15/2021	$54.50	$3,549,600	55,200
30	Crude Oil Future, Maturing May 2021(c)	WED	04/15/2021	59.50	1,774,800	75,300
30	Crude Oil Future, Maturing May 2021(c)	WED	04/15/2021	60.50	1,774,800	90,300
24	Gold Future, Maturing May 2021(c)	WED	04/27/2021	1,655.00	4,117,440	18,240
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $151,020)					239,040

	TOTAL OPTIONS WRITTEN (Proceeds - $1,383,966)					$1,158,815

WED Wedbush Securities

(a)	Each Contract is Equivalent to one futures contract.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(c)	All or a portion of this investment is a holding of the CHCSF Fund Limited.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

						Value
	PRIVATE INVESTMENT FUNDS — 10.0%
	PRIME MERIDAN INCOME QP FUND, LP(a),(b)					$10,143,466

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $8,457,557)					10,143,466

Shares
	SHORT-TERM INVESTMENT — 5.3%
	MONEY MARKET FUND - 5.3%
5,319,262	First American Government Obligations Fund, Class U, 0.04% (Cost $5,319,262)(c)					5,319,262

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value
	OPTIONS PURCHASED - 0.6%(e)
	PUT OPTIONS PURCHASED - 0.6%
320	S&P 500 Index Future, Maturing June 2021	ADM, EDF, RCG	04/09/2021	3,850	$308,000,000	656,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $848,000)					656,000

	TOTAL INVESTMENTS - 15.9% (Cost $14,624,819)					$16,118,728
	OTHER ASSETS IN EXCESS OF LIABILITIES- 84.1%					85,149,539
	NET ASSETS - 100.0%					$101,268,267

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Value
	WRITTEN OPTIONS - (0.6)%(e)
	CALL OPTIONS WRITTEN- 0.0%
320	S&P 500 Index Future, Maturing June 2021	ADM, EDF, RCG	04/01/2021	$4,080	$326,400,000	$4,000
280	S&P 500 Index Future, Maturing June 2021	ADM, EDF, RCG	04/09/2021	4,160	291,200,000	24,500
200	S&P 500 Index Future, Maturing June 2021	EDF	04/09/2021	4,160	41,600,000	3,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $48,498)					32,000

	PUT OPTIONS WRITTEN - (0.6)%
960	S&P 500 Index Future, Maturing June 2021	ADM, EDF, RCG	04/09/2021	3,720	892,800,000	564,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $840,000)					564,000

	TOTAL OPTIONS WRITTEN (Proceeds - $888,498)					$596,000

LP	- Limited Partnership

ADM	- ADM Investor Services, Inc.

EDF	- ED&F Man

RCG	- Rosenthal Collins Group

(a)	Affiliated issuer.

(b)	The security is illiquid; total illiquid securities represent 10.0% of net assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Non-income producing security.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 23.9%
	ASSET MANAGEMENT — 5.6%
806,000	Prospect Capital Corporation	6.3750	03/01/25	$871,528
4,039,000	RWT Holdings, Inc.	5.7500	10/01/25	4,044,251
				4,915,779
	BIOTECH & PHARMACEUTICALS — 1.6%
1,310,000	Ligand Pharmaceuticals, Inc.	0.7500	05/15/23	1,365,734

	SOFTWARE — 2.7%
2,800,000	MicroStrategy, Inc.(a)	—	02/15/27	2,352,000

	SPECIALTY FINANCE — 14.0%
8,856,000	Arbor Realty Trust, Inc.	4.7500	11/01/22	9,265,589
3,000,000	Two Harbors Investment Corporation	6.2500	01/15/22	3,075,000
				12,340,589

	TOTAL CONVERTIBLE BONDS (Cost $19,732,122)			20,974,102

	CORPORATE BONDS — 67.7%
	AEROSPACE & DEFENSE — 3.3%
381,000	General Dynamics Corporation	3.8750	07/15/21	381,872
2,300,000	TransDigm, Inc.(a)	8.0000	12/15/25	2,507,000
				2,888,872
	ASSET MANAGEMENT — 3.1%
2,635,000	Oppenheimer Holdings, Inc.	5.5000	10/01/25	2,727,225

	BIOTECH & PHARMACEUTICALS — 8.4%
4,000,000	AbbVie, Inc.	5.0000	12/15/21	4,080,018
3,300,000	Gilead Sciences, Inc.	4.4000	12/01/21	3,353,843
				7,433,861
	ELECTRIC UTILITIES — 1.4%
1,180,000	Duke Energy Corporation	3.5500	09/15/21	1,187,792

	HEALTH CARE FACILITIES & SERVICES — 5.9%
3,907,000	Centene Corporation	4.2500	12/15/27	4,112,899

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 67.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 5.9% (Continued)
1,050,000	Universal Health Services, Inc.(a)	5.0000	06/01/26	$1,079,988
				5,192,887
	INSTITUTIONAL FINANCIAL SERVICES — 4.9%
4,285,000	Goldman Sachs Group, Inc. (The)	3.0000	04/26/22	4,291,737

	INTERNET MEDIA & SERVICES — 8.3%
7,201,000	VeriSign, Inc.	4.6250	05/01/23	7,250,507

	REAL ESTATE INVESTMENT TRUSTS — 5.6%
2,400,000	CyrusOne, L.P. / CyrusOne Finance Corporation	2.9000	11/15/24	2,540,148
2,110,000	Sabra Health Care, L.P.	5.1250	08/15/26	2,347,635
				4,887,783
	RETAIL - DISCRETIONARY — 17.4%
9,350,000	Carvana Company(a)	5.6250	10/01/25	9,603,386
5,747,000	Lowe’s Companies, Inc.	3.7500	04/15/21	5,752,604
				15,355,990
	SEMICONDUCTORS — 2.9%
186,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.1250	01/15/25	197,976
2,173,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.8750	01/15/27	2,361,545
				2,559,521
	SOFTWARE — 3.4%
1,286,000	CA, Inc.	4.5000	08/15/23	1,340,241
1,500,000	VMware, Inc.	4.5000	05/15/25	1,673,967
				3,014,208
	TECHNOLOGY HARDWARE — 3.1%
2,450,000	Dell International, LLC / EMC Corporation(a)	5.4500	06/15/23	2,678,438

	TOTAL CORPORATE BONDS (Cost $58,649,357)			59,468,821

	TOTAL INVESTMENTS - 91.6% (Cost $78,381,479)			$80,442,923
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.4%			7,332,342
	NET ASSETS - 100.0%			$87,775,265

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the total market value of 144A securities is 18,220,812 or 20.8% of net assets.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares				Value
	OPEN END FUNDS — 13.0%
	FIXED INCOME - 13.0%
15,864	Catalyst Enhanced Income Strategy Fund, Class I(a)			$179,260
8,999	Rational Special Situations Income Fund, Institutional Class(a)			177,544
	TOTAL OPEN END FUNDS (Cost $360,423)			356,804

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 54.3%
	LEISURE FACILITIES & SERVICES — 5.1%
125,000	Live Nation Entertainment, Inc.	2.0000	02/15/25	139,063

	SOFTWARE — 30.6%
125,000	Limelight Networks, Inc.(b)	3.5000	08/01/25	115,250
425,000	MicroStrategy, Inc.(b),(c)	—	02/15/27	356,999
125,000	New Relic, Inc.	0.5000	05/01/23	122,188
125,000	Nutanix, Inc.(c)	—	01/15/23	122,578
100,000	RealPage, Inc.	1.5000	05/15/25	128,325
				845,340
	SPECIALTY FINANCE — 14.0%
125,000	Arbor Realty Trust, Inc.	4.7500	11/01/22	130,781
125,000	PennyMac Corporation	5.5000	11/01/24	126,484
125,000	Two Harbors Investment Corporation	6.2500	01/15/22	128,125
				385,390
	TELECOMMUNICATIONS — 4.6%
90,000	8x8, Inc.	0.5000	02/01/24	125,494

	TOTAL CONVERTIBLE BONDS (Cost $1,458,677)			1,495,287

	CORPORATE BOND — 4.7%
	RETAIL - DISCRETIONARY — 4.7%
125,000	Carvana Company(b)	5.6250	10/01/25	128,388

	TOTAL CORPORATE BOND (Cost $124,712)			128,388

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	SHORT-TERM INVESTMENT — 17.5%
	MONEY MARKET FUND — 17.5%
481,623	First American Government Obligations Fund, Class U, 0.04% (Cost $481,623)(d),(e)	$481,623

	TOTAL INVESTMENTS - 89.5% (Cost $2,425,435)	$2,462,102
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.5%	289,816
	NET ASSETS - 100.0%	$2,751,918

(a)	Affiliated issuer.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the total market value of 144A securities is 600,637 or 21.8% of net assets.

(c)	Zero coupon rate.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(e)	All or a portion of this investment is a holding of the CSACS Fund Limited.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

TOTAL RETURN SWAP - 2.1%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavorial biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

Shares	Reference Entity	Notional Amount	Counterparty	Maturity	Pay/Receive Fixed Rate	Upfront Payments	Unrealized Appreciation
2,170	BNP Paribas Catalyst Systematic Index ++	4,575,821	BNP Paribas	2/16/2022	0.5000%	—	$58,896

++	This instrument is held by CSACS Fund Ltd.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

BNP Paribas Catalyst Systematic Index Swap Holdings 1% of Notional ^

					Unrealized
					Appreciation/
Long Contracts		Counterparty	Notional Amount	Maturity	(Depreciation)	Weighted %
	OPEN LONG FUTURES CONTRACTS
17	10 Year US Future	BNP Paribas	$2,169,694	June-21	$(29,120)	5.49%
977	CMX Copper Future	BNP Paribas	977,083	September-21	(19,855)	2.47%
6	Cmx Gold Future	BNP Paribas	980,993	December-21	(10,100)	2.48%
1	CMX Silver Future	BNP Paribas	97,775	May-21	(7,056)	0.25%
8	CMX Silver Future	BNP Paribas	970,945	September-21	(69,217)	2.46%
11	E10 Future	BNP Paribas	2,185,688	June-21	13,998	5.53%
15	Eurostoxx 50 Future	BNP Paribas	715,027	March-21	46,697	1.81%
2	ICE Brent Crude Future	BNP Paribas	127,906	July-21	(1,481)	0.32%
7	ICE Brent Crude Future	BNP Paribas	450,961	November-21	(2,735)	1.14%
2	ICE Gas Oil Future	BNP Paribas	85,904	December-21	(2,002)	0.22%
2	LME Aluminium HG Future	BNP Paribas	124,211	December-21	2,759	0.31%
17	LME Aluminum HG Future	BNP Paribas	962,155	July-21	22,440	2.44%
1	LME Copper Future	BNP Paribas	160,938	December-21	(4,758)	0.41%
10	Lme Nickel Future	BNP Paribas	976,462	July-21	(132,276)	2.47%
1	LME Nickel Future	BNP Paribas	66,698	December-21	(8,965)	0.17%
14	LME Zinc Future	BNP Paribas	986,801	July-21	7,932	2.50%
1	LME Zinc Future	BNP Paribas	86,528	December-21	933	0.22%
9	Nikkei Future	BNP Paribas	1,199,738	June-21	5,154	3.04%
770	NYMEX Gasoline RBOB Future	BNP Paribas	626,565	July-21	12,669	1.59%
115	NYMEX Gasoline RBOB Future	BNP Paribas	81,736	December-21	2,296	0.21%
36	NYMEX Natural Gas Future	BNP Paribas	984,692	September-21	(62,595)	2.49%
9	NYMEX Natural Gas Future	BNP Paribas	228,827	April-22	1,952	0.58%
5	NYMEX WTI Crude Future	BNP Paribas	267,693	August-21	(3,467)	0.68%
11	NYMEX WTI Crude Future	BNP Paribas	617,865	September-21	(5,988)	1.56%
5	S&P 500 Future	BNP Paribas	916,057	March-21	40,581	2.32%
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS				(202,204)

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(10)	CBOE VIX Future	BNP Paribas	(211,763)	April-21	56,246	0.54%
(976)	CMX Copper Future	BNP Paribas	(976,621)	July-21	21,488	2.47%
(6)	CMX Gold Aug Future	BNP Paribas	(981,127)	August-21	9,336	2.48%
(6)	CMX Gold Jun Future	BNP Paribas	(1,098,552)	June-21	10,151	2.78%
(8)	CMX Silver Future	BNP Paribas	(970,678)	July-21	69,601	2.46%
(4)	Emerging Future	BNP Paribas	(281,673)	June-21	1,883	0.71%
(1)	HSCEI Future	BNP Paribas	(98,325)	April-21	2,700	0.25%
(7)	ICE Brent Crude Future	BNP Paribas	(451,016)	September-21	2,988	1.14%
(1)	JGB Future	BNP Paribas	(1,397,205)	June-21	—	3.54%
(18)	LME Aluminium HG MAY Future	BNP Paribas	(979,203)	May-21	(21,955)	2.48%
(10)	LME Nickel MAY Future	BNP Paribas	(975,120)	May-21	132,646	2.47%
(14)	LME Zinc Future	BNP Paribas	(990,509)	May-21	(7,363)	2.51%
(803)	NYMEX Gasoline RBOB May Future	BNP Paribas	(673,463)	May-21	(6,243)	1.71%
(36)	NYMEX Natural Gas JUL Future	BNP Paribas	(982,552)	July-21	62,945	2.49%
(2)	NYMEX WTI Crude Future	BNP Paribas	(118,657)	May-21	4,012	0.30%
(10)	NYMEX WTI Crude Jul Future	BNP Paribas	(617,252)	July-21	11,191	1.56%
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS				349,626

Contracts					Exercise Price	Value
	OPTIONS PURCHASED
	CALL OPTIONS PURCHASED
143	S&P 500 Index	BNP Paribas	567,349	4/1/2021	$3,973.08	$1,431	1.44%
102	S&P 500 Index	BNP Paribas	405,004	4/9/2021	3,974.60	3,241	1.03%
50	S&P 500 Index	BNP Paribas	200,412	4/16/2021	3,975.95	2,222	0.51%
80	S&P 500 Index	BNP Paribas	318,325	4/23/2021	3,975.25	4,523	0.81%
30	S&P 500 Index	BNP Paribas	118,153	4/30/2021	3,974.56	2,012	0.30%
	TOTAL CALL OPTIONS PURCHASED					13,429

	OPTIONS WRITTEN
	CALL OPTIONS WRITTEN
(15)	S&P 500 Index	BNP Paribas	(55,752)	4/1/2021	3,768.47	(3,027)	0.14%
(14)	S&P 500 Index	BNP Paribas	(54,624)	4/1/2021	3,811.15	(2,321)	0.14%
(15)	S&P 500 Index	BNP Paribas	(58,040)	4/1/2021	3,819.72	(2,330)	0.15%
(15)	S&P 500 Index	BNP Paribas	(58,575)	4/1/2021	3,862.68	(1,674)	0.15%
(15)	S&P 500 Index	BNP Paribas	(57,929)	4/1/2021	3,870.29	(1,539)	0.15%
(13)	S&P 500 Index	BNP Paribas	(50,277)	4/1/2021	3,901.82	(920)	0.13%
(15)	S&P 500 Index	BNP Paribas	(57,389)	4/1/2021	3,906.43	(982)	0.15%
(16)	S&P 500 Index	BNP Paribas	(60,978)	4/1/2021	3,915.21	(907)	0.15%
(16)	S&P 500 Index	BNP Paribas	(61,467)	4/1/2021	3,956.89	(317)	0.16%
(15)	S&P 500 Index	BNP Paribas	(60,862)	4/1/2021	3,967.05	(203)	0.15%
(13)	S&P 500 Index	BNP Paribas	(52,822)	4/1/2021	3,999.37	(24)	0.13%

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

BNP Paribas Catalyst Systematic Index Swap Holdings 1% of Notional ^ (Continued)

Contracts		Counterparty	Notional Amount	Maturity	Exercise Price	Value	Weighted %
	OPTIONS WRITTEN (Continued)
	CALL OPTIONS WRITTEN (Continued)
(15)	S&P 500 Index	BNP Paribas	$(60,223)	4/1/2021	$4,002	$(23)	0.15%
(16)	S&P 500 Index	BNP Paribas	(63,989)	4/1/2021	4,010.71	(10)	0.16%
(16)	S&P 500 Index	BNP Paribas	(63,867)	4/1/2021	4,063.80	—	0.16%
(14)	S&P 500 Index	BNP Paribas	(55,430)	4/1/2021	4,096.91	—	0.14%
(13)	S&P 500 Index	BNP Paribas	(51,544)	4/9/2021	3,821.35	(2,144)	0.13%
(15)	S&P 500 Index	BNP Paribas	(57,100)	4/9/2021	3,841.94	(2,076)	0.14%
(14)	S&P 500 Index	BNP Paribas	(55,448)	4/9/2021	3,875.44	(1,561)	0.14%
(15)	S&P 500 Index	BNP Paribas	(57,746)	4/9/2021	3,898.81	(1,312)	0.15%
(14)	S&P 500 Index	BNP Paribas	(54,154)	4/9/2021	3,916.88	(1,012)	0.14%
(15)	S&P 500 Index	BNP Paribas	(59,990)	4/9/2021	3,937.99	(858)	0.15%
(16)	S&P 500 Index	BNP Paribas	(61,627)	4/9/2021	3,939.34	(864)	0.16%
(15)	S&P 500 Index	BNP Paribas	(58,255)	4/9/2021	3,972.33	(484)	0.15%
(15)	S&P 500 Index	BNP Paribas	(60,669)	4/9/2021	3,996.28	(322)	0.15%
(14)	S&P 500 Index	BNP Paribas	(56,828)	4/9/2021	4,012.42	(207)	0.14%
(16)	S&P 500 Index	BNP Paribas	(62,952)	4/9/2021	4,034.04	(132)	0.16%
(16)	S&P 500 Index	BNP Paribas	(64,747)	4/9/2021	4,037.82	(124)	0.16%
(15)	S&P 500 Index	BNP Paribas	(61,131)	4/9/2021	4,069.21	(53)	0.15%
(16)	S&P 500 Index	BNP Paribas	(63,665)	4/9/2021	4,093.75	(29)	0.16%
(16)	S&P 500 Index	BNP Paribas	(67,944)	4/9/2021	4,136.31	(11)	0.17%
(17)	S&P 500 Index	BNP Paribas	(65,830)	4/16/2021	3,915.46	(1,466)	0.17%
(16)	S&P 500 Index	BNP Paribas	(63,477)	4/16/2021	3,943.34	(1,070)	0.16%
(16)	S&P 500 Index	BNP Paribas	(62,236)	4/16/2021	3,962.71	(832)	0.16%
(15)	S&P 500 Index	BNP Paribas	(57,659)	4/16/2021	3,968.94	(709)	0.15%
(17)	S&P 500 Index	BNP Paribas	(65,750)	4/16/2021	3,974.12	(749)	0.17%
(17)	S&P 500 Index	BNP Paribas	(69,162)	4/16/2021	4,013.35	(433)	0.18%
(16)	S&P 500 Index	BNP Paribas	(66,690)	4/16/2021	4,041.92	(252)	0.17%
(16)	S&P 500 Index	BNP Paribas	(65,387)	4/16/2021	4,061.78	(178)	0.17%
(15)	S&P 500 Index	BNP Paribas	(60,578)	4/16/2021	4,068.16	(146)	0.15%
(17)	S&P 500 Index	BNP Paribas	(69,079)	4/16/2021	4,073.47	(149)	0.17%
(18)	S&P 500 Index	BNP Paribas	(72,577)	4/16/2021	4,111.23	(79)	0.18%
(17)	S&P 500 Index	BNP Paribas	(69,983)	4/16/2021	4,140.51	(46)	0.18%
(16)	S&P 500 Index	BNP Paribas	(68,615)	4/16/2021	4,160.85	(32)	0.17%
(15)	S&P 500 Index	BNP Paribas	(63,569)	4/16/2021	4,167.39	(26)	0.16%
(17)	S&P 500 Index	BNP Paribas	(72,490)	4/16/2021	4,172.83	(27)	0.18%
(17)	S&P 500 Index	BNP Paribas	(65,577)	4/23/2021	3,889.14	(2,006)	0.17%
(17)	S&P 500 Index	BNP Paribas	(65,462)	4/23/2021	3,909.52	(1,723)	0.17%
(17)	S&P 500 Index	BNP Paribas	(66,226)	4/23/2021	3,910.52	(1,730)	0.17%
(16)	S&P 500 Index	BNP Paribas	(64,393)	4/23/2021	3,913.10	(1,650)	0.16%
(15)	S&P 500 Index	BNP Paribas	(59,143)	4/23/2021	3,940.59	(1,197)	0.15%
(17)	S&P 500 Index	BNP Paribas	(68,896)	4/23/2021	3,986.37	(856)	0.17%
(17)	S&P 500 Index	BNP Paribas	(68,776)	4/23/2021	4,007.26	(662)	0.17%
(17)	S&P 500 Index	BNP Paribas	(69,578)	4/23/2021	4,008.28	(661)	0.18%
(17)	S&P 500 Index	BNP Paribas	(67,653)	4/23/2021	4,010.93	(621)	0.17%
(15)	S&P 500 Index	BNP Paribas	(62,137)	4/23/2021	4,039.10	(390)	0.16%
(18)	S&P 500 Index	BNP Paribas	(72,298)	4/23/2021	4,083.60	(236)	0.18%
(18)	S&P 500 Index	BNP Paribas	(72,172)	4/23/2021	4,105.00	(168)	0.18%
(18)	S&P 500 Index	BNP Paribas	(73,014)	4/23/2021	4,106.05	(168)	0.18%
(17)	S&P 500 Index	BNP Paribas	(70,994)	4/23/2021	4,108.76	(157)	0.18%
(16)	S&P 500 Index	BNP Paribas	(65,205)	4/23/2021	4,137.62	(93)	0.17%
(16)	S&P 500 Index	BNP Paribas	(62,253)	4/30/2021	3,958.55	(1,226)	0.16%
(16)	S&P 500 Index	BNP Paribas	(61,927)	4/30/2021	3,971.09	(1,085)	0.16%
(17)	S&P 500 Index	BNP Paribas	(67,790)	4/30/2021	3,972.89	(1,117)	0.17%
(18)	S&P 500 Index	BNP Paribas	(70,620)	4/30/2021	3,974.54	(1,203)	0.18%
(16)	S&P 500 Index	BNP Paribas	(65,404)	4/30/2021	4,057.51	(450)	0.17%
(16)	S&P 500 Index	BNP Paribas	(65,062)	4/30/2021	4,070.37	(387)	0.16%
(17)	S&P 500 Index	BNP Paribas	(71,221)	4/30/2021	4,072.21	(395)	0.18%
(18)	S&P 500 Index	BNP Paribas	(74,195)	4/30/2021	4,073.90	(422)	0.19%
(17)	S&P 500 Index	BNP Paribas	(68,634)	4/30/2021	4,156.48	(129)	0.17%
(16)	S&P 500 Index	BNP Paribas	(68,275)	4/30/2021	4,169.64	(107)	0.17%
(18)	S&P 500 Index	BNP Paribas	(74,738)	4/30/2021	4,171.53	(105)	0.19%
(19)	S&P 500 Index	BNP Paribas	(77,859)	4/30/2021	4,173.27	(117)	0.20%
						(50,721)
	PUT OPTIONS WRITTEN
(14)	S&P 500 Index	BNP Paribas	(50,316)	4/1/2021	3,580.05	—	0.13%
(14)	S&P 500 Index	BNP Paribas	(49,298)	4/1/2021	3,620.59	—	0.12%
(14)	S&P 500 Index	BNP Paribas	(52,381)	4/1/2021	3,628.73	—	0.13%
(14)	S&P 500 Index	BNP Paribas	(52,999)	4/1/2021	3,674.26	—	0.13%
(14)	S&P 500 Index	BNP Paribas	(52,281)	4/1/2021	3,676.78	—	0.13%
(14)	S&P 500 Index	BNP Paribas	(51,927)	4/1/2021	3,715.87	—	0.13%
(15)	S&P 500 Index	BNP Paribas	(55,174)	4/1/2021	3,724.23	—	0.14%
(15)	S&P 500 Index	BNP Paribas	(55,069)	4/1/2021	3,773.53	—	0.14%
(13)	S&P 500 Index	BNP Paribas	(47,794)	4/1/2021	3,804.27	—	0.12%

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

BNP Paribas Catalyst Systematic Index Swap Holdings 1% of Notional ^ (Continued)

Contracts		Counterparty	Notional Amount	Maturity	Exercise Price	Value	Weighted %
	OPTIONS WRITTEN (Continued)
	PUT OPTIONS WRITTEN (Continued)
(143)	S&P 500 Index	BNP Paribas	$(567,349)	4/1/2021	$3,973	$(1,431)	1.44%
(13)	S&P 500 Index	BNP Paribas	(46,519)	4/9/2021	3,630.28	(15)	0.12%
(14)	S&P 500 Index	BNP Paribas	(51,533)	4/9/2021	3,649.84	(19)	0.13%
(14)	S&P 500 Index	BNP Paribas	(50,042)	4/9/2021	3,681.67	(23)	0.13%
(14)	S&P 500 Index	BNP Paribas	(52,115)	4/9/2021	3,703.87	(28)	0.13%
(13)	S&P 500 Index	BNP Paribas	(48,999)	4/9/2021	3,725.82	(31)	0.12%
(15)	S&P 500 Index	BNP Paribas	(55,619)	4/9/2021	3,742.37	(40)	0.14%
(14)	S&P 500 Index	BNP Paribas	(54,280)	4/9/2021	3,745.89	(40)	0.14%
(14)	S&P 500 Index	BNP Paribas	(52,710)	4/9/2021	3,778.55	(52)	0.13%
(14)	S&P 500 Index	BNP Paribas	(54,894)	4/9/2021	3,801.34	(66)	0.14%
(15)	S&P 500 Index	BNP Paribas	(58,585)	4/9/2021	3,840.86	(105)	0.15%
(102)	S&P 500 Index	BNP Paribas	(405,004)	4/9/2021	3,974.60	(3,241)	1.03%
(16)	S&P 500 Index	BNP Paribas	(59,411)	4/16/2021	3,719.69	(112)	0.15%
(15)	S&P 500 Index	BNP Paribas	(57,288)	4/16/2021	3,746.17	(128)	0.15%
(15)	S&P 500 Index	BNP Paribas	(56,168)	4/16/2021	3,764.57	(141)	0.14%
(14)	S&P 500 Index	BNP Paribas	(52,037)	4/16/2021	3,770.49	(135)	0.13%
(16)	S&P 500 Index	BNP Paribas	(59,340)	4/16/2021	3,775.41	(158)	0.15%
(16)	S&P 500 Index	BNP Paribas	(62,579)	4/16/2021	3,817.57	(219)	0.16%
(16)	S&P 500 Index	BNP Paribas	(60,343)	4/16/2021	3,844.76	(250)	0.15%
(15)	S&P 500 Index	BNP Paribas	(59,163)	4/16/2021	3,863.64	(279)	0.15%
(14)	S&P 500 Index	BNP Paribas	(54,812)	4/16/2021	3,869.72	(270)	0.14%
(16)	S&P 500 Index	BNP Paribas	(62,504)	4/16/2021	3,874.77	(319)	0.16%
(50)	S&P 500 Index	BNP Paribas	(200,412)	4/16/2021	3,975.95	(2,222)	0.51%
(16)	S&P 500 Index	BNP Paribas	(59,183)	4/23/2021	3,694.68	(181)	0.15%
(16)	S&P 500 Index	BNP Paribas	(59,079)	4/23/2021	3,714.04	(198)	0.15%
(16)	S&P 500 Index	BNP Paribas	(59,769)	4/23/2021	3,714.99	(201)	0.15%
(16)	S&P 500 Index	BNP Paribas	(58,115)	4/23/2021	3,717.45	(198)	0.15%
(14)	S&P 500 Index	BNP Paribas	(53,377)	4/23/2021	3,743.56	(207)	0.14%
(16)	S&P 500 Index	BNP Paribas	(62,339)	4/23/2021	3,791.91	(310)	0.16%
(16)	S&P 500 Index	BNP Paribas	(62,230)	4/23/2021	3,811.78	(341)	0.16%
(17)	S&P 500 Index	BNP Paribas	(62,956)	4/23/2021	3,812.76	(347)	0.16%
(16)	S&P 500 Index	BNP Paribas	(61,214)	4/23/2021	3,815.27	(342)	0.15%
(15)	S&P 500 Index	BNP Paribas	(56,223)	4/23/2021	3,842.08	(362)	0.14%
(80)	S&P 500 Index	BNP Paribas	(318,325)	4/23/2021	3,975.25	(4,524)	0.81%
(15)	S&P 500 Index	BNP Paribas	(56,183)	4/30/2021	3,760.62	(341)	0.14%
(15)	S&P 500 Index	BNP Paribas	(55,889)	4/30/2021	3,772.54	(358)	0.14%
(16)	S&P 500 Index	BNP Paribas	(61,180)	4/30/2021	3,774.25	(377)	0.15%
(17)	S&P 500 Index	BNP Paribas	(63,735)	4/30/2021	3,775.81	(414)	0.16%
(15)	S&P 500 Index	BNP Paribas	(59,179)	4/30/2021	3,859.59	(572)	0.15%
(15)	S&P 500 Index	BNP Paribas	(58,869)	4/30/2021	3,871.81	(604)	0.15%
(17)	S&P 500 Index	BNP Paribas	(64,443)	4/30/2021	3,873.57	(637)	0.16%
(17)	S&P 500 Index	BNP Paribas	(67,133)	4/30/2021	3,875.18	(700)	0.17%
(30)	S&P 500 Index	BNP Paribas	(118,153)	4/30/2021	3,974.56	(2,012)	0.30%
	TOTAL PUT OPTIONS WRITTEN					(22,550)

	TOTAL OPTIONS WRITTEN					(59,842)

^	The make up of the underlying index and the total positions will not correlate to the unrealized for the total return swaps due to timing of contracts opened and closed in the index.

CATALYST MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 22.1%
	FIXED INCOME - 22.1%
1,060	iShares Convertible Bond ETF	$104,113
3,190	iShares MBS ETF	345,860
960	iShares Trust iShares 1-5 Year Investment Grade	52,493
560	Vanguard Intermediate-Term Corporate Bond ETF	52,097
4,860	Vanguard Mortgage-Backed Securities ETF	259,378
630	Vanguard Short-Term Corporate Bond ETF	51,975
	TOTAL EXCHANGE-TRADED FUNDS (Cost $858,804)	865,916

	OPEN END FUNDS — 10.5%
	FIXED INCOME - 10.5%
11,880	AlphaCentric Income Opportunities Fund, Class I(a)	136,740
12,159	Catalyst Enhanced Income Strategy Fund, Class I(a)	137,401
6,949	Rational Special Situations Income Fund, Institutional Class(a)	137,107
	TOTAL OPEN END FUNDS (Cost $379,600)	411,248

	REITS — 16.3%
	REITS - 1.9%
650	Hannon Armstrong Sustainable Infrastructure	36,465
820	NexPoint Residential Trust, Inc.	37,794
		74,259
	SPECIALTY FINANCE - 14.4%
2,130	AGNC Investment Corporation	35,699
4,070	Annaly Capital Management, Inc.	35,002
2,170	Arbor Realty Trust, Inc.	34,503
1,110	Blackstone Mortgage Trust, Inc., Class A	34,410
5,810	Capstead Mortgage Corporation	36,196
2,900	Granite Point Mortgage Trust, Inc.	34,713
1,810	KKR Real Estate Finance Trust, Inc.	33,286
3,030	Ladder Capital Corporation	35,754
8,450	MFA Financial, Inc.	34,392
3,280	New Residential Investment Corporation	36,900
8,000	New York Mortgage Trust, Inc.	35,760
1,830	PennyMac Mortgage Investment Trust	35,868
3,500	Redwood Trust, Inc.	36,435

CATALYST MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	REITS — 16.3% (Continued)
	SPECIALTY FINANCE - 14.4% (Continued)
1,480	Starwood Property Trust, Inc.	$36,615
3,150	TPG RE Finance Trust, Inc.	35,280
4,680	Two Harbors Investment Corporation	34,304
		565,117

	TOTAL REITS (Cost $490,190)	639,376

	SHORT-TERM INVESTMENTS — 26.2%
	MONEY MARKET FUNDS - 26.2%
1,028,731	First American Government Obligations Fund, Class U, 0.04% (Cost $1,028,731)(b),(c)	1,028,731

	TOTAL INVESTMENTS – 75.1% (Cost $2,757,325)	$2,945,271
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.9%	974,543
	NET ASSETS - 100.0%	$3,919,814

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
6	CBOE Volatility Index Future(d)	05/19/2021	$136,055	$(19,943)
1	CME E-mini Russell 2000 Index Futures	06/18/2021	111,125	(5,475)
6	CME Lean Hogs Future(d)	06/18/2021	252,720	26,589
9	Eurex EURO STOXX 50 Future	06/18/2021	408,935	8,982
1	HKG Hang Seng Index Future	04/29/2021	182,109	4,897
	TOTAL FUTURES CONTRACTS			$15,050

OPEN FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
34	90 Day Sterling Future	06/21/2023	$5,832,649	$12,858
6	CBOE Volatility Index Future(d)	04/21/2021	124,404	19,818
43	CME 3 Month Eurodollar Future	06/19/2023	10,666,150	2,512
4	CME Japanese Yen Currency Future	06/14/2021	451,775	9,525
5	CME Swiss Franc Currency Future	06/14/2021	662,188	11,072
1	COMEX Gold 100 Troy Ounces Future(d)	06/28/2021	171,560	1,320
6	NYBOT CSC Cocoa Future(d)	05/13/2021	140,880	686
	TOTAL FUTURES CONTRACTS			$57,791

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Affiliated issuer.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(c)	All or a portion of this security is segregated as collateral for futures contracts.

(d)	All of this investment is a holding of the CAMFMSF Fund Limited.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.8%
	APPAREL & TEXTILE PRODUCTS - 2.9%
119,500	Tapestry, Inc.	$4,924,595

	ASSET MANAGEMENT - 2.5%
30,000	LPL Financial Holdings, Inc.	4,264,800

	AUTOMOTIVE - 1.8%
22,900	Aptiv plc	3,157,910

	BANKING - 2.4%
108,000	Fifth Third Bancorp	4,044,600

	BIOTECH & PHARMA - 2.4%
38,200	AbbVie, Inc.	4,134,004

	CABLE & SATELLITE - 3.7%
118,500	Comcast Corporation, Class A	6,412,035

	CHEMICALS - 1.8%
21,200	Albemarle Corporation	3,097,532

	E-COMMERCE DISCRETIONARY - 8.1%
2,720	Amazon.com, Inc.(a)	8,415,898
65,400	JD.com, Inc. - ADR(a),(b)	5,515,182
		13,931,080
	ELECTRICAL EQUIPMENT - 6.1%
21,300	Rockwell Automation, Inc.	5,653,872
38,000	TE Connectivity Ltd.	4,906,180
		10,560,052
	ENGINEERING & CONSTRUCTION - 3.6%
69,600	Quanta Services, Inc.	6,123,408

	HEALTH CARE FACILITIES & SERVICES - 6.9%
38,900	DaVita, Inc.(a)	4,192,253

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.9% (Continued)
20,900	UnitedHealth Group, Inc.	$7,776,263
		11,968,516
	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
75,000	Morgan Stanley	5,824,500

	INTERNET MEDIA & SERVICES - 4.2%
97,150	Pinterest, Inc.(a),(b)	7,192,015

	LEISURE FACILITIES & SERVICES - 2.3%
23,000	Marriott Vacations Worldwide Corporation(b)	4,006,140

	MEDICAL EQUIPMENT & DEVICES - 2.0%
116,600	Avantor, Inc.(a),(b)	3,373,238

	METALS & MINING - 4.7%
244,800	Freeport-McMoRan, Inc.	8,061,264

	RETAIL - CONSUMER STAPLES - 4.4%
37,900	Target Corporation(b)	7,506,853

	RETAIL - DISCRETIONARY - 3.9%
143,800	Builders FirstSource, Inc.(a),(b)	6,668,006

	SEMICONDUCTORS - 8.7%
27,800	KLA Corporation	9,185,119
135,000	ON Semiconductor Corporation(a)	5,617,350
		14,802,469
	SOFTWARE - 3.5%
45,800	Zendesk, Inc.(a),(b)	6,073,996

	SPECIALTY FINANCE - 3.4%
130,000	Ally Financial, Inc.	5,877,300

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	TECHNOLOGY HARDWARE - 8.1%
73,158	Apple, Inc.	$8,936,250
65,000	Seagate Technology PLC(b)	4,988,750
		13,925,000
	TECHNOLOGY SERVICES - 4.1%
378,100	Infosys Ltd. - ADR(b)	7,078,032

	TRANSPORTATION EQUIPMENT - 3.9%
71,300	PACCAR, Inc.	6,625,196

	TOTAL COMMON STOCKS (Cost $138,724,921)	169,632,541

	COLLATERAL FOR SECURITIES LOANED - 21.0%
36,090,884	Mount Vernon Prime Portfolio, 0.11% (Cost $36,090,884)(c)(d)	36,090,884

	TOTAL INVESTMENTS - 119.8% (Cost $174,815,805)	$205,723,425
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.8)%	(33,968,834)
	NET ASSETS - 100.0%	$171,754,591

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $36,003,736 at March 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to- market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST BUYBACK STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2%
	CHEMICALS - 2.4%
320	Sherwin-Williams Company (The)	$236,163

	COMMERCIAL SUPPORT SERVICES - 3.0%
3,800	TriNet Group, Inc.(a)	296,248

	ELECTRICAL EQUIPMENT - 1.6%
1,100	Keysight Technologies, Inc.(a)	157,740

	ENGINEERING & CONSTRUCTION - 4.3%
4,770	Quanta Services, Inc.	419,665

	ENTERTAINMENT CONTENT - 3.5%
2,540	Electronic Arts, Inc.	343,840

	HEALTH CARE FACILITIES & SERVICES - 10.2%
380	Chemed Corporation(b)	174,732
2,785	ModivCare, Inc.(a)	412,514
12,210	Select Medical Holdings Corporation(a)	416,361
		1,003,607
	HOUSEHOLD PRODUCTS - 2.6%
1,915	Procter & Gamble Company (The)	259,348

	INDUSTRIAL SUPPORT SERVICES - 5.0%
9,045	Triton International Ltd.	497,384

	INSURANCE - 3.0%
1,150	Berkshire Hathaway, Inc., Class B(a)	293,791

	LEISURE FACILITIES & SERVICES - 2.6%
710	Domino’s Pizza, Inc.(b)	261,131

	MEDICAL EQUIPMENT & DEVICES - 11.2%
1,830	Agilent Technologies, Inc.	232,666
845	Masimo Corporation(a)	194,063

CATALYST BUYBACK STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 11.2% (Continued)
180	Mettler-Toledo International, Inc.(a)	$208,024
1,690	West Pharmaceutical Services, Inc.(b)	476,208
		1,110,961
	RETAIL - CONSUMER STAPLES - 5.7%
3,270	Big Lots, Inc.(b)	223,341
585	Dollar General Corporation	118,533
1,620	Walmart, Inc.	220,045
		561,919
	SEMICONDUCTORS - 8.9%
2,830	Qorvo, Inc.(a)	517,041
2,990	Teradyne, Inc.	363,823
		880,864
	SOFTWARE - 13.5%
13,165	Dropbox, Inc., Class A(a),(b)	350,979
1,570	Microsoft Corporation	370,158
3,750	Oracle Corporation(b)	263,138
1,385	Qualys, Inc.(a),(b)	145,120
2,720	SS&C Technologies Holdings, Inc.	190,046
		1,319,441
	SPECIALTY FINANCE - 4.5%
12,975	Mr Cooper Group, Inc.(a)	451,011

	TECHNOLOGY HARDWARE - 5.8%
4,710	Apple, Inc.	575,327

	TECHNOLOGY SERVICES - 4.4%
845	FactSet Research Systems, Inc.	260,758
355	Fair Isaac Corporation	172,548
		433,306
	TRANSPORTATION & LOGISTICS - 1.1%
1,150	CSX Corporation	110,883

CATALYST BUYBACK STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	WHOLESALE - DISCRETIONARY - 4.9%
1,375	Pool Corporation	$474,705

	TOTAL COMMON STOCKS (Cost $6,939,785)	9,687,334

	COLLATERAL FOR SECURITIES LOANED - 18.0%
1,777,488	Mount Vernon Prime Portfolio, 0.11% (Cost $1,777,488)(c)(d)	1,777,488

	TOTAL INVESTMENTS - 116.2% (Cost $8,717,273)	$11,464,822
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.2)%	(1,597,456)
	NET ASSETS - 100.0%	$9,867,366

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,748,260 at March 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 59.3%
	AUTOMOTIVE - 2.5%
462	Tesla, Inc.(a)	$308,584

	BEVERAGES - 1.5%
834	Keurig Dr Pepper, Inc.	28,665
313	Monster Beverage Corporation(a)	28,511
817	PepsiCo, Inc.	115,564
		172,740
	BIOTECH & PHARMACEUTICALS - 2.4%
130	Alexion Pharmaceuticals, Inc.(a)	19,878
342	Amgen, Inc.(b)	85,092
90	Biogen, Inc.(a)	25,178
744	Gilead Sciences, Inc.	48,085
130	Incyte Corporation(a)	10,565
237	Moderna, Inc.(a)	31,035
62	Regeneron Pharmaceuticals, Inc.(a)	29,335
107	Seagen, Inc.(a)	14,858
154	Vertex Pharmaceuticals, Inc.(a)	33,093
		297,119
	CABLE & SATELLITE - 1.9%
115	Charter Communications, Inc., Class A(a)	70,957
2,708	Comcast Corporation, Class A	146,530
2,453	Sirius XM Holdings, Inc.(b)	14,939
		232,426
	COMMERCIAL SUPPORT SERVICES - 0.2%
62	Cintas Corporation	21,161

	E-COMMERCE DISCRETIONARY - 6.1%
196	Amazon.com, Inc.(a)	606,440
403	eBay, Inc.	24,680
492	JD.com, Inc. - ADR(a)(b)	41,491
30	MercadoLibre, Inc.	44,164
205	Pinduoduo, Inc. - ADR(a)	27,445
		744,220

EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 59.3% (Continued)
	ELECTRIC UTILITIES - 0.6%
294	American Electric Power Company, Inc.	$24,902
578	Exelon Corporation	25,281
319	Xcel Energy, Inc.(b)	21,217
		71,400
	ENTERTAINMENT CONTENT - 0.7%
459	Activision Blizzard, Inc.	42,687
170	Electronic Arts, Inc.	23,013
198	Fox Corporation, Class A	7,150
152	Fox Corporation, Class B	5,309
178	NetEase, Inc. - ADR	18,380
		96,539
	FOOD - 0.6%
725	Kraft Heinz Company (The)	29,000
837	Mondelez International, Inc., Class A	48,990
		77,990
	INDUSTRIAL SUPPORT SERVICES - 0.1%
340	Fastenal Company	17,095

	INTERNET MEDIA & SERVICES - 8.6%
117	Alphabet, Inc., Class A(a)	241,315
128	Alphabet, Inc., Class C(a)	264,785
161	Baidu, Inc. - ADR(a)	35,025
24	Booking Holdings, Inc.(a)	55,916
937	Facebook, Inc., Class A(a)	275,975
159	Match Group, Inc.(a)	21,843
262	Netflix, Inc.(a)	136,675
312	Trip.com Group Ltd. - ADR(a)	12,365
67	VeriSign, Inc.(a)	13,317
		1,057,216
	LEISURE FACILITIES & SERVICES - 0.9%
192	Marriott International, Inc., Class A(a)	28,437
697	Starbucks Corporation	76,161
		104,598

EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 59.3% (Continued)
	LEISURE PRODUCTS - 0.1%
156	Peloton Interactive, Inc.(a)	$17,541

	MEDICAL EQUIPMENT & DEVICES - 1.3%
47	Align Technology, Inc.(a)	25,452
57	DexCom, Inc.(a)	20,485
51	IDEXX Laboratories, Inc.(a)	24,955
86	Illumina, Inc.(a)	33,029
70	Intuitive Surgical, Inc.(a)	51,726
		155,647
	RETAIL - CONSUMER STAPLES - 1.1%
262	Costco Wholesale Corporation	92,350
139	Dollar Tree, Inc.(a)	15,910
512	Walgreens Boots Alliance, Inc.	28,109
		136,369
	RETAIL - DISCRETIONARY - 0.6%
74	Lululemon Athletica, Inc.(a)	22,697
42	O’Reilly Automotive, Inc.(a)	21,305
211	Ross Stores, Inc.	25,300
		69,302
	SEMICONDUCTORS - 9.0%
718	Advanced Micro Devices, Inc.(a)	56,363
219	Analog Devices, Inc.(b)	33,963
544	Applied Materials, Inc.	72,678
46	ASML Holding NV - ADR	28,399
242	Broadcom, Inc.(b)	112,206
2,407	Intel Corporation	154,048
91	KLA Corporation	30,066
85	Lam Research Corporation	50,595
398	Marvell Technology Group Ltd.(b)	19,494
159	Maxim Integrated Products, Inc.	14,528
160	Microchip Technology, Inc.	24,835
663	Micron Technology, Inc.(a)	58,483
367	NVIDIA Corporation	195,952
164	NXP Semiconductors NV	33,020

EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 59.3% (Continued)
	SEMICONDUCTORS - 9.0% (Continued)
673	QUALCOMM, Inc.	$89,233
98	Skyworks Solutions, Inc.	17,981
545	Texas Instruments, Inc.	103,000
145	Xilinx, Inc.	17,966
		1,112,810
	SOFTWARE - 9.3%
284	Adobe, Inc.(a)	135,004
51	ANSYS, Inc.(a)	17,318
79	Atlassian Corp PLC, Class A(a)	16,650
130	Autodesk, Inc.(a)	36,030
165	Cadence Design Systems, Inc.(a)	22,603
181	Cerner Corporation	13,010
83	Check Point Software Technologies Ltd.(a)	9,294
111	DocuSign, Inc.(a)	22,472
162	Intuit, Inc.	62,056
2,936	Microsoft Corporation	692,220
72	Okta, Inc.(a)	15,871
96	Splunk, Inc.(a)	13,006
90	Synopsys, Inc.(a)	22,300
107	Workday, Inc., Class A(a)	26,582
120	Zoom Video Communications, Inc., Class A(a)	38,555
		1,142,971
	TECHNOLOGY HARDWARE - 7.6%
6,536	Apple, Inc.	798,372
2,501	Cisco Systems, Inc.	129,327
		927,699
	TECHNOLOGY SERVICES - 2.8%
254	Automatic Data Processing, Inc.	47,871
84	CDW Corporation/DE	13,923
314	Cognizant Technology Solutions Corporation, Class A	24,530
397	Fiserv, Inc.(a)	47,259
214	Paychex, Inc.	20,976
694	PayPal Holdings, Inc.(a)	168,531

EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 59.3% (Continued)
	TECHNOLOGY SERVICES - 2.8% (Continued)
96	Verisk Analytics, Inc.	$16,962
		340,052
	TELECOMMUNICATIONS - 0.8%
736	T-Mobile US, Inc.(a)	92,213

	TRANSPORTATION & LOGISTICS - 0.3%
452	CSX Corporation	43,582

	TRANSPORTATION EQUIPMENT - 0.2%
206	PACCAR, Inc.	19,142

	WHOLESALE - DISCRETIONARY - 0.1%
140	Copart, Inc.(a)	15,205

	TOTAL COMMON STOCKS (Cost $6,692,073)	7,273,621

Shares
	EXCHANGE-TRADED FUNDS — 21.7%
	EQUITY - 21.7%
8,327	Invesco QQQ Trust Series 1	2,657,396

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,464,449)	2,657,396

Shares
	SHORT-TERM INVESTMENTS — 13.2%
	COLLATERAL FOR SECURITIES LOANED - 2.6%
313,576	Mount Vernon Liquid Assets Portfolio”, 0.11% (Cost $313,576)(c),(d)	313,576

	MONEY MARKET FUNDS - 10.6%
1,305,073	First American Government Obligations Fund, Class U, 0.04% (Cost $1,305,073)(d)	1,305,073

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,618,649)	1,618,649

EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Fair Value

TOTAL INVESTMENTS - 94.2% (Cost $10,775,171)	$11,549,666
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%	714,996
NET ASSETS - 100.0%	$12,264,662

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Unrealized Appreciation (Depreciation)
45	CBOE Volatility Index Future	04/21/2021	$933,030	$(14,104)
42	CBOE Volatility Index Future	06/16/2021	993,161	(115,903)
30	CBOE Volatility Index Future	07/21/2021	729,000	(51,865)
2	CME E-Mini NASDAQ 100 Index Future	06/18/2021	523,592	9,357
	TOTAL FUTURES CONTRACTS			$(172,515)

OPEN FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Unrealized Appreciation
81	CBOE Volatility Index Future	05/19/2021	$1,836,739	$24,421
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $310,422.

(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2021. Total collateral had a value of $313,576 at March 31, 2021.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.8%
	AEROSPACE & DEFENSE - 2.9%
3,868	Lockheed Martin Corporation	$1,429,226

	BIOTECH & PHARMA - 2.9%
22,478	Bristol-Myers Squibb Company	1,419,036

	COMMERCIAL SUPPORT SERVICES - 3.5%
13,207	Waste Management, Inc.	1,703,967

	DIVERSIFIED INDUSTRIALS - 4.0%
9,050	Honeywell International, Inc.	1,964,484

	ELECTRICAL EQUIPMENT - 3.3%
5,153	Lennox International, Inc.	1,605,623

	FOOD - 2.8%
15,582	McCormick & Company, Inc.	1,389,291

	HEALTH CARE FACILITIES & SERVICES - 9.7%
14,260	HCA Healthcare, Inc.	2,685,729
5,503	UnitedHealth Group, Inc.	2,047,501
		4,733,230
	INTERNET MEDIA & SERVICES - 4.0%
11,398	Expedia Group, Inc.	1,961,824

	LEISURE FACILITIES & SERVICES - 16.4%
17,090	Darden Restaurants, Inc.	2,426,780
12,486	Marriott International, Inc., Class A	1,849,301
7,206	McDonald’s Corporation	1,615,153
19,593	Starbucks Corporation	2,140,927
		8,032,161
	RETAIL - CONSUMER STAPLES - 8.2%
8,641	Dollar General Corporation	1,750,839
11,425	Target Corporation	2,262,950
		4,013,789

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	RETAIL - DISCRETIONARY - 11.0%
10,375	Advance Auto Parts, Inc.	$1,903,709
5,524	Home Depot, Inc. (The)	1,686,201
26,862	TJX Companies, Inc. (The)	1,776,921
		5,366,831
	SEMICONDUCTORS - 8.5%
7,195	KLA Corporation	2,377,228
13,470	QUALCOMM, Inc.	1,785,987
		4,163,215
	SOFTWARE - 3.6%
7,468	Microsoft Corporation	1,760,730

	TECHNOLOGY HARDWARE - 8.7%
13,335	Apple, Inc.	1,628,870
8,900	Ubiquiti, Inc.	2,654,871
		4,283,741
	TECHNOLOGY SERVICES - 6.3%
10,358	Broadridge Financial Solutions, Inc.	1,585,810
15,460	Leidos Holdings, Inc.	1,488,489
		3,074,299

	TOTAL COMMON STOCKS (Cost $35,457,742)	46,901,447

	TOTAL INVESTMENTS - 95.8% (Cost $35,457,742)	$46,901,447
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%	2,051,902
	NET ASSETS - 100.0%	$48,953,349

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 3.7%
	COMMODITY - 3.7%
144,000	Sprott Physical Gold and Silver Trust	$2,501,280

	TOTAL CLOSED END FUNDS (Cost $1,917,569)	2,501,280

	COMMON STOCKS — 89.0%
	AEROSPACE & DEFENSE - 4.0%
100,000	Kratos Defense & Security Solutions, Inc.(a)	2,728,000

	ASSET MANAGEMENT - 3.3%
21,800	Groupe Bruxelles Lambert S.A.	2,261,359

	BEVERAGES - 2.9%
128,500	Distell Group Holdings Ltd.	1,015,556
1,800,000	Thai Beverage PCL	991,366
		2,006,922
	BIOTECH & PHARMA - 11.9%
11,800	Johnson & Johnson	1,939,330
27,092	Novartis A.G. - ADR	2,315,824
45,150	Sanofi - ADR	2,233,119
86,300	Takeda Pharmaceutical Company Ltd. - ADR	1,575,838
		8,064,111
	CHEMICALS - 3.6%
75,570	Mosaic Company (The)	2,388,767

	CONSTRUCTION MATERIALS - 1.6%
5,540	LafargeHolcim Ltd.	326,932
25,040	MDU Resources Group, Inc.	791,514
		1,118,446
	E-COMMERCE DISCRETIONARY - 4.0%
45,500	eBay, Inc.	2,786,420

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.0% (Continued)
	ENGINEERING & CONSTRUCTION - 4.4%
22,305	Tetra Tech, Inc.	$3,027,235

	ENTERTAINMENT CONTENT - 2.1%
4,359	Electronic Arts, Inc.	590,078
27,380	Vivendi S.A.(b)	901,032
		1,491,110
	FOOD - 7.9%
22,500	Campbell Soup Company	1,131,075
318,000	GrainCorp Ltd.	1,271,576
515,200	Grupo Herdez S.A.B. de C.V.	1,088,289
16,550	Nestle S.A. - ADR	1,845,490
		5,336,430
	GAS & WATER UTILITIES - 5.0%
41,855	National Fuel Gas Company	2,092,331
32,960	UGI Corporation	1,351,690
		3,444,021
	HOUSEHOLD PRODUCTS - 1.4%
53,988	Reckitt Benckiser Group plc - ADR	982,042

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
79,500	JSE Ltd.	601,166

	INTERNET MEDIA & SERVICES - 0.8%
1,743	Facebook, Inc., Class A(a)	513,366

	METALS & MINING - 1.1%
13,000	Anglo American plc	509,834
15,000	Anglo American plc - ADR	297,750
		807,584
	RETAIL - CONSUMER STAPLES - 1.2%
6,062	Walmart, Inc.	823,401

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 89.0% (Continued)
	RETAIL - DISCRETIONARY - 0.6%
1,243	Home Depot, Inc. (The)	$379,426

	SEMICONDUCTORS - 7.4%
6,500	Applied Materials, Inc.	868,400
16,250	Intel Corporation	1,040,000
35,000	Micron Technology, Inc.(a)	3,087,351
		4,995,751
	SOFTWARE - 2.9%
8,500	Microsoft Corporation	2,004,045

	TECHNOLOGY HARDWARE - 7.3%
9,275	Apple, Inc.	1,132,941
46,500	Cisco Systems, Inc.	2,404,515
361,050	Nokia OYJ – ADR (e)	1,429,758
		4,967,214
	TELECOMMUNICATIONS - 6.8%
171,106	Orange S.A. - ADR	2,109,737
22,168	Verizon Communications, Inc.	1,289,069
68,930	Vodafone Group plc - ADR	1,270,380
		4,669,186
	TOBACCO & CANNABIS - 2.9%
6,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	643,718
66,000	Imperial Brands plc - ADR	1,367,520
		2,011,238
	WHOLESALE - CONSUMER STAPLES - 5.0%
43,300	Bunge Ltd.	3,432,391

	TOTAL COMMON STOCKS (Cost $43,987,085)	60,839,631

	TOTAL INVESTMENTS - 92.7% (Cost $45,904,654)	$63,340,911
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $13,587)	(9,200)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.3%	4,957,592
	NET ASSETS - 100.0%	$68,289,303

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - 0.0% (d)
	CALL OPTIONS WRITTEN - 0.0%(d)
400	Nokia OYJ	Wall Street Access	01/21/2022	$7	$158,400	$9,200
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $13,587)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $13,587)					$9,200

ADR	- American Depositary Receipt

LTD	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to greater than (0.1%).

(e)	All or a portion of this security is segregated as collateral for and is subject to call options written.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 2.0%
	COMMODITY - 2.0%
23,500	Sprott Physical Gold and Silver Trust	$408,195

	TOTAL CLOSED END FUNDS (Cost $336,373)	408,195

	COMMON STOCKS — 67.6%
	ASSET MANAGEMENT - 3.0%
5,850	Groupe Bruxelles Lambert S.A.	606,832

	BEVERAGES - 1.0%
375,000	Thai Beverage PCL	206,535

	BIOTECH & PHARMACEUTICALS - 12.5%
4,000	Johnson & Johnson	657,400
8,000	Novartis A.G. - ADR	683,840
14,550	Sanofi - ADR	719,643
26,000	Takeda Pharmaceutical Company Ltd. - ADR	474,760
		2,535,643
	CHEMICALS - 1.4%
9,250	Mosaic Company (The)	292,393

	CONSTRUCTION MATERIALS - 1.9%
1,730	LafargeHolcim Ltd.	102,092
9,000	MDU Resources Group, Inc.	284,490
		386,582
	ENGINEERING & CONSTRUCTION - 2.7%
4,000	Tetra Tech, Inc.	542,880

	ENTERTAINMENT CONTENT - 0.5%
3,070	Vivendi SE - ADR	100,911

	FOOD - 7.9%
9,326	Campbell Soup Company	468,818
25,000	GrainCorp Ltd.	99,967

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 67.6% (Continued)
	FOOD - 7.9% (Continued)
197,800	Grupo Herdez S.A.B. de C.V.	$417,825
5,675	Nestle S.A. - ADR	632,819
		1,619,429
	GAS & WATER UTILITIES - 4.9%
11,820	National Fuel Gas Company	590,882
10,000	UGI Corporation	410,100
		1,000,982
	METALS & MINING - 1.4%
7,000	Anglo American PLC	274,526

	SEMICONDUCTORS - 5.1%
4,915	Intel Corporation	314,560
8,000	Micron Technology, Inc.(a)	705,679
		1,020,239
	SOFTWARE - 2.8%
2,400	Microsoft Corporation	565,848

	TECHNOLOGY HARDWARE - 5.9%
13,500	Cisco Systems, Inc.	698,085
125,000	Nokia OYJ - ADR	495,000
		1,193,085
	TELECOMMUNICATIONS - 8.2%
55,500	Orange S.A. - ADR	684,315
7,500	Verizon Communications, Inc.	436,125
28,570	Vodafone Group PLC - ADR	526,545
		1,646,985
	TOBACCO & CANNABIS - 5.1%
3,991,700	Hanjaya Mandala Sampoerna Tbk P.T.	377,872
30,800	Imperial Brands PLC - ADR	638,176
		1,016,048
	WHOLESALE - CONSUMER STAPLES - 3.3%
8,375	Bunge Ltd.	663,886

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares				Fair Value

	TOTAL COMMON STOCKS (Cost $11,090,803)			$13,672,804

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 1.4%
	BIOTECH & PHARMACEUTICALS — 1.4%
275,000	Ligand Pharmaceuticals, Inc.	0.7500	05/15/23	286,700

	TOTAL CONVERTIBLE BONDS (Cost $258,988)			286,700

	CORPORATE BONDS — 27.2%
	AUTOMOTIVE — 3.7%
490,000	Ford Motor Company	9.2150	09/15/21	505,925
250,000	Ford Motor Credit Company, LLC	3.3390	03/28/22	253,125
				759,050
	BIOTECH & PHARMACEUTICALS — 2.8%
570,000	Teva Pharmaceutical Finance Netherlands III BV	2.2000	07/21/21	570,356

	CABLE & SATELLITE — 1.8%
236,000	CSC Holdings, LLC	5.8750	09/15/22	249,636
110,000	DISH DBS Corporation	6.7500	06/01/21	110,866
				360,502
	ELECTRIC UTILITIES — 1.3%
250,000	TransAlta Corporation	4.5000	11/15/22	259,375

	LEISURE FACILITIES & SERVICES — 2.6%
500,000	MGM Resorts International	7.7500	03/15/22	527,580

	METALS & MINING — 1.7%
40,000	AngloGold Ashanti Holdings PLC	5.1250	08/01/22	41,788
300,000	Freeport-McMoRan, Inc.	3.5500	03/01/22	304,500
				346,288

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 27.2% (Continued)
	OIL & GAS PRODUCERS — 2.3%
200,000	Murphy Oil Corporation	4.0000	06/01/22	$206,622
175,000	Occidental Petroleum Corporation	2.6000	08/13/21	175,766
75,000	Occidental Petroleum Corporation	2.7000	08/15/22	75,141
				457,529
	RETAIL - CONSUMER STAPLES — 0.9%
175,000	Safeway, Inc.	4.7500	12/01/21	178,063

	RETAIL - DISCRETIONARY — 6.2%
185,000	Foot Locker, Inc.	8.5000	01/15/22	195,406
300,000	L Brands, Inc.	5.6250	02/15/22	312,908
500,000	Nordstrom, Inc.	4.0000	10/15/21	503,061
250,000	QVC, Inc.	4.3750	03/15/23	262,500
				1,273,875
	SPECIALTY FINANCE — 0.8%
157,000	Navient Corporation	6.6250	07/26/21	160,022

	TECHNOLOGY HARDWARE — 1.3%
250,000	Seagate HDD Cayman	4.2500	03/01/22	256,719

	TELECOMMUNICATIONS — 1.8%
150,000	Sprint Communications, Inc.	6.0000	11/15/22	160,688
200,000	Sprint Corporation	7.2500	09/15/21	205,270
				365,958
	TOTAL CORPORATE BONDS (Cost $5,471,525)			5,515,317

	TOTAL INVESTMENTS - 98.2% (Cost $17,157,689)			$19,883,016
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%			369,452
	NET ASSETS - 100.0%			$20,252,468

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN - (0.2)%
200	Nokia OYJ	Pershing	06/18/2021	$5.00	$79,200	$2,400
300	Nokia OYJ	Pershing	06/18/2021	7.00	118,800	1,500

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN OPTIONS - (0.2)% (Continued)
	CALL OPTIONS WRITTEN - (0.2)% (Continued)
300	Nokia OYJ	Pershing	01/21/2022	$4.00	$118,800	$19,500
425	Nokia OYJ	Pershing	01/21/2022	5.00	168,300	16,575
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $56,273)					39,975

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 48.0%
	EQUITY - 48.0%
164,575	iShares China Large-Cap ETF	$7,679,070
875,372	iShares Core S&P Mid-Cap ETF	227,841,824
1,199,807	iShares Core S&P Small-Cap ETF	130,215,054
310,261	iShares MSCI Australia ETF	7,691,370
30,908	iShares MSCI Austria ETF	678,199
21,001	iShares MSCI Belgium ETF	427,580
236,455	iShares MSCI Brazil ETF	7,909,420
228,295	iShares MSCI Canada ETF	7,773,445
116,445	iShares MSCI Chile ETF	3,988,241
149,442	iShares MSCI France ETF	5,205,065
171,530	iShares MSCI Germany ETF	5,735,963
295,794	iShares MSCI Hong Kong ETF	7,862,205
17,962	iShares MSCI India ETF	757,637
14,594	iShares MSCI Israel ETF	941,313
75,844	iShares MSCI Italy ETF	2,389,844
112,400	iShares MSCI Japan ETF	7,701,648
139,785	iShares MSCI Malaysia ETF	3,788,174
163,425	iShares MSCI Mexico ETF	7,162,918
36,069	iShares MSCI Netherlands ETF	1,664,584
30,690	iShares MSCI Peru ETF	1,043,307
234,566	iShares MSCI Singapore ETF	5,493,536
72,253	iShares MSCI South Africa ETF	3,567,853
83,477	iShares MSCI South Korea ETF	7,487,887
204,057	iShares MSCI Spain ETF	5,589,121
49,437	iShares MSCI Sweden ETF	2,202,913
131,286	iShares MSCI Switzerland ETF	5,804,154
129,987	iShares MSCI Taiwan ETF	7,794,021
48,841	iShares MSCI Thailand ETF	4,016,195
129,788	iShares MSCI Turkey ETF	2,983,826
178,958	iShares MSCI United Kingdom ETF	5,603,175
871,375	iShares Russell 1000 ETF	195,039,866
733,472	iShares Russell 2000 ETF	162,053,304
697,467	iShares Russell Mid-Cap ETF	51,563,735
269,781	Schwab U.S. REIT ETF	11,085,301

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 48.0% (Continued)
	EQUITY - 48.0% (Continued)
309,439	VanEck Vectors Russia ETF	$7,986,621
839,499	Vanguard FTSE Emerging Markets ETF	43,695,923
260,243	Vanguard FTSE Europe ETF	16,395,309
207,267	Vanguard Large-Cap ETF	38,406,575
347,716	Vanguard Mid-Cap ETF	76,963,459
824,250	Vanguard Real Estate ETF	75,715,605
115,077	Vanguard S&P 500 ETF	41,922,551
286,730	Vanguard Small-Cap ETF	61,383,158
211,619	WisdomTree India Earnings Fund	6,670,231
	TOTAL EXCHANGE-TRADED FUNDS (Cost $838,258,129)	1,277,881,180

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 29.1%
	U.S. TREASURY NOTES — 29.1%
200,500,000	United States Treasury Note	2.6250	05/15/21	201,124,904
262,320,000	United States Treasury Note(a),(b)	2.7500	08/15/21	264,994,177
304,350,000	United States Treasury Note(a),(b)	2.0000	11/15/21	308,054,621
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $774,053,935)			774,173,702

	TOTAL INVESTMENTS - 77.1% (Cost $1,612,312,064)			$2,052,054,882
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.9%			608,468,678
	NET ASSETS - 100.0%			$2,660,523,560

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
578	CBOT $5 Mini Dow Jones Industrial Average e-CBOT	06/18/2021	$95,075,220	$1,083,625
3,506	CBOT 10 Year US Treasury Note	06/21/2021	459,068,628	(1,702,981)
6,278	CBOT 2 Year US Treasury Note Future	06/30/2021	1,385,717,827	(305,125)
1,299	CBOT 5 Year US Treasury Note	06/30/2021	160,294,002	(156,318)
1,116	CBOT Corn Future(b)	05/14/2021	31,485,150	1,128,037
911	CBOT Soybean Future(b)	05/14/2021	65,443,963	1,435,400
81	CBOT Soybean Oil Future(b)	05/14/2021	2,571,912	5,646
2,400	CBOT US Long Bond Future	06/21/2021	371,025,600	(2,976,244)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)

3,049	CME 3 Month Eurodollar Future	06/13/2022	$760,039,475	$(285,438)
2,470	CME 3 Month Eurodollar Future	09/19/2022	615,215,250	(298,513)
897	CME 3 Month Eurodollar Future	12/19/2022	223,128,750	(157,750)
555	CME E-Mini NASDAQ 100 Index Future	06/18/2021	145,296,780	2,795,325
652	CME E-mini Russell 2000 Index Futures	06/18/2021	72,453,500	1,797,875
805	CME E-Mini Standard & Poor’s 500 Index Future	06/18/2021	159,687,849	1,546,074
187	CME E-Mini Standard & Poor’s MidCap 400 Index	06/18/2021	48,719,110	466,020
796	CME Ultra Long Term US Treasury Bond Future	06/21/2021	144,250,324	(990,051)
777	COMEX Copper Future(b)	05/26/2021	77,612,587	(1,118,362)
768	COMEX Gold 100 Troy Ounces Future(b)	06/28/2021	131,758,080	(52,850)
200	COMEX Silver Future(b)	05/26/2021	24,532,000	(308,025)
874	Eurex 10 Year Euro BUND Future	06/08/2021	175,941,028	(38,303)
1,011	Eurex 2 Year Euro SCHATZ Future	06/08/2021	133,200,485	(1,785)
50	Eurex 30 Year Euro BUXL Future	06/08/2021	12,107,949	(6,417)
121	Eurex DAX Index Future	06/18/2021	53,432,378	1,517,252
1,379	Euro-BTP Italian Bond Futures	06/08/2021	241,992,664	(16,939)
221	Euronext Amsterdam Index Future	04/16/2021	36,319,132	495,546
1,615	Euronext CAC 40 Index Future	04/16/2021	115,139,402	1,013,531
863	French Government Bond Futures	06/08/2021	164,263,392	(37,244)
1,156	FTSE 100 Index Future	06/18/2021	106,533,599	361,400
1,651	ICE Brent Crude Oil Future(b)	04/30/2021	103,583,740	(1,625,360)
461	ICE Brent Crude Oil Future(b)	05/28/2021	28,724,910	(570,550)
167	ICE Brent Crude Oil Future(b)	06/30/2021	10,340,640	(189,460)
88	ICE Brent Crude Oil Future(b)	07/30/2021	5,411,120	(97,550)
49	ICE Brent Crude Oil Future(b)	08/31/2021	2,991,450	(59,110)
30	ICE Brent Crude Oil Future(b)	09/30/2021	1,818,900	(32,840)
694	ICE Gas Oil Future(b)	05/12/2021	35,220,499	(24,451)
590	ICE US mini MSCI EAFE Index Futures	06/18/2021	64,664,000	91,355
478	ICE US MSCI Emerging Markets EM Index Futures	06/18/2021	31,607,750	672,970
21	LME Copper Future(b)	06/14/2021	4,613,569	(14,185)
81	LME Primary Aluminum Future(b)	06/14/2021	4,472,719	(33,635)
52	LME Zinc Future(b)	06/14/2021	3,661,775	(27,639)
3,445	Long Gilt Future	06/28/2021	606,443,960	(2,418,781)
76	MEFF Madrid IBEX 35 Index Future	04/16/2021	7,669,886	209,770
1,347	Montreal Exchange 10 Year Canadian Bond Future	06/21/2021	148,723,547	(586,453)
553	Montreal Exchange S&P/TSX 60 Index Future	06/17/2021	97,774,325	(87,892)
49	NYBOT CTN Number 2 Cotton Future(b)	05/06/2021	1,981,560	6,160
160	NYMEX Henry Hub Natural Gas Futures(b)	04/28/2021	4,172,800	(43,130)
337	NYMEX Henry Hub Natural Gas Futures(b)	05/26/2021	8,987,790	(76,840)
405	NYMEX Henry Hub Natural Gas Futures(b)	06/28/2021	11,064,600	26,740
228	NYMEX Henry Hub Natural Gas Futures(b)	07/28/2021	6,276,840	26,670
50	NYMEX Henry Hub Natural Gas Futures(b)	08/27/2021	1,370,000	60
472	NYMEX Light Sweet Crude Oil Future(b)	04/20/2021	27,923,520	(933,320)
311	NYMEX Light Sweet Crude Oil Future(b)	05/20/2021	18,404,980	(492,340)
141	NYMEX Light Sweet Crude Oil Future(b)	06/22/2021	8,323,230	(233,120)
80	NYMEX Light Sweet Crude Oil Future(b)	07/20/2021	4,695,200	(125,870)
42	NYMEX Light Sweet Crude Oil Future(b)	08/20/2021	2,446,080	(68,970)
25	NYMEX Light Sweet Crude Oil Future(b)	09/21/2021	1,444,000	(39,770)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)

466	NYMEX NY Harbor ULSD Futures(b)	04/30/2021	$34,638,526	$(669,165)
326	NYMEX NY Harbor ULSD Futures(b)	05/28/2021	24,273,178	(489,182)
80	NYMEX NY Harbor ULSD Futures(b)	06/30/2021	5,967,696	(137,096)
42	NYMEX NY Harbor ULSD Futures(b)	07/30/2021	3,138,862	(73,768)
21	NYMEX Platinum Future(b)	07/28/2021	1,251,075	13,630
422	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	04/30/2021	34,733,722	(401,643)
214	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	05/28/2021	17,558,957	(205,283)
44	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	06/30/2021	3,580,500	(50,984)
23	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	07/30/2021	1,849,697	(22,768)
235	OSE Nikkei 225 Index Future	06/10/2021	62,057,014	551,046
387	SAFEX FTSE/JSE Top 40 Index Future	06/17/2021	16,034,308	1,099
2,196	SFE 10 Year Australian Bond Future	06/15/2021	231,007,876	(89,297)
106	SFE S&P ASX Share Price Index 200 Future	06/17/2021	13,656,314	(87,152)
133	SGX FTSE China A50 Futures Contract	04/29/2021	2,285,206	33,890
26	SGX Nikkei 225 Stock Index Future	06/10/2021	3,437,647	88,714
636	TEF SET50 Index Future	06/29/2021	3,928,343	22,020
153	TSE Japanese 10 Year Bond Futures	06/14/2021	209,298,462	126,065
	TOTAL FUTURES CONTRACTS			$(2,944,029)

OPEN FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
190	BMF Ibovespa Index Future	04/14/2021	3,924,209	(37,824)
1,073	CBOE Volatility Index Future(b)	04/21/2021	22,247,582	3,627,578
518	CBOE Volatility Index Future(b)	05/19/2021	11,746,064	1,541,412
131	CBOE Volatility Index Future(b)	06/16/2021	3,097,718	382,630
287	CBOT Soybean Meal Future(b)	05/14/2021	12,145,840	(656,610)
392	CBOT Wheat Future(b)	05/14/2021	12,112,800	340,713
448	CME 3 Month Eurodollar Future	06/19/2023	111,126,400	236,925
732	CME 3 Month Eurodollar Future	03/13/2023	181,892,850	329,888
66	CME Lean Hogs Future(b)	06/14/2021	2,779,920	(95,240)
228	CME Live Cattle Future(b)	06/30/2021	11,208,480	(46,820)
1,468	Eurex 5 Year Euro BOBL Future	06/08/2021	233,059,143	(95,831)
1,901	Eurex EURO STOXX 50 Future	06/18/2021	86,375,983	(967,025)
218	FTSE/MIB Index Future	06/18/2021	31,250,614	(554,094)
589	HKG Hang Seng China Enterprises Index Future	04/29/2021	41,452,624	(28,602)
166	HKG Hang Seng Index Future	04/29/2021	30,230,151	43,174
2	ICE Gas Oil Future(b)	06/10/2021	101,950	75

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
303	KCBT Hard Red Winter Wheat Future(b)	05/14/2021	$8,722,613	$342,737
23	LME Lead Future(b)	06/14/2021	1,133,756	(19,868)
45	LME Nickel Future(b)	06/14/2021	4,336,470	19,199
235	NYBOT CSC C Coffee Future(b)	05/18/2021	10,883,438	647,850
89	NYBOT CSC Cocoa Future(b)	05/13/2021	2,089,720	140,010
992	NYBOT CSC Number 11 World Sugar Future(b)	04/30/2021	16,410,060	846,799
931	OML Stockholm OMXS30 Index Future	04/16/2021	23,362,318	(128,890)
992	SFE 3 Year Australian Bond Future	06/15/2021	88,432,964	(19,703)
597	SGX Nifty 50 Index Futures	04/29/2021	17,606,724	68,494
140	TSE TOPIX (Tokyo Price Index) Future	06/10/2021	24,756,561	114,477
	TOTAL FUTURES CONTRACTS			$6,031,454

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	All or a portion of this security is segregated as collateral for futures contracts.

(b)	All of this investment is a holding of the CMHSF Fund Limited.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

FORWARD FOREIGN CURRENCY CONTRACTS

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Australian Dollar	04/01/2021	Deutsche Bank	128,430,000	$97,818,752	$(163,909)
British Pound	04/01/2021	BAML	75,110,000	103,629,301	316,053
Canadian Dollar	04/01/2021	Deutsche Bank	30,210,000	24,036,281	23,265
Euro	04/01/2021	BAML	77,680,000	91,297,377	225,408
Israeli Shekel	04/01/2021	BAML	32,850,000	9,850,961	(15,700)
Japanese Yen	04/01/2021	BAML	26,038,999,998	235,647,061	(457,679)
New Zealand Dollar	04/01/2021	Deutsche Bank	37,120,000	25,997,002	7,145
Polish Zloty	04/01/2021	BAML	50,220,000	12,726,812	79,825
Singapore Dollar	04/01/2021	BAML	4,160,000	3,096,160	8,984
South African Rand	04/01/2021	BAML	187,590,000	12,703,969	154,814
Swedish Krona	04/01/2021	Deutsche Bank	558,559,999	64,082,237	176,695
Swiss Franc	04/01/2021	BAML	55,890,000	59,384,793	56,851
Israeli Shekel	04/02/2021	BAML	5,900,000	1,769,275	(196)
Japanese Yen	04/02/2021	BAML	13,634,999,999	123,393,668	191,593
Polish Zloty	04/02/2021	BAML	16,860,000	4,272,681	19,672
Mexican Peso	04/05/2021	BAML	387,200,000	18,924,270	125,645
Singapore Dollar	04/05/2021	BAML	5,730,000	4,264,661	1,982
Australian Dollar	04/06/2021	Deutsche Bank	55,400,000	42,195,642	11,725
British Pound	04/06/2021	BAML	111,330,000	153,602,585	299,598
Euro	04/06/2021	BAML	128,220,000	150,700,235	104,995
Mexican Peso	04/06/2021	BAML	227,760,000	11,130,474	(282)
New Zealand Dollar	04/06/2021	Deutsche Bank	31,250,000	21,885,907	20,689
Norwegian Krone	04/06/2021	BAML	387,720,000	45,419,917	78,749
South African Rand	04/06/2021	BAML	439,500,000	29,759,772	(20,446)
Swedish Krona	04/06/2021	Deutsche Bank	147,630,000	16,937,392	3,153
Swiss Franc	04/06/2021	BAML	32,350,000	34,373,776	54,784
Norwegian Krone	04/07/2021	BAML	74,990,000	8,784,799	(8,069)
Australian Dollar	04/21/2021	Deutsche Bank	1,177,080,000	896,597,454	(9,625,420)
British Pound	04/21/2021	BAML	890,920,000	1,229,270,586	(4,977,633)
Canadian Dollar	04/21/2021	Deutsche Bank	914,860,000	727,919,192	(2,723,785)
Chilean Peso	04/21/2021	BAML	20,210,999,977	28,137,529	77,379
Columbian Peso	04/21/2021	BAML	1,108,999,999	301,752	(3,086)
Euro	04/21/2021	BAML	1,330,560,000	1,564,334,002	(29,137,087)
Israeli Shekel	04/21/2021	BAML	294,700,000	88,385,431	(486,628)
Japanese Yen	04/21/2021	BAML	47,323,999,993	428,345,946	(7,260,437)
Mexican Peso	04/21/2021	BAML	7,833,079,994	382,168,735	4,856,526
New Zealand Dollar	04/21/2021	Deutsche Bank	564,220,000	395,140,841	(7,927,883)
Norwegian Krone	04/21/2021	BAML	2,219,390,000	259,996,347	(551,445)
Polish Zloty	04/21/2021	BAML	705,570,000	178,818,837	(5,050,836)
Russian Ruble	04/21/2021	BAML	28,181,909,999	372,375,099	(3,792,460)
Singapore Dollar	04/21/2021	BAML	106,720,000	79,421,780	(113,931)
South African Rand	04/21/2021	BAML	3,088,149,999	208,680,565	4,249,379
South Korean Won	04/21/2021	BAML	23,268,999,998	20,558,257	12,959
Swedish Krona	04/21/2021	Deutsche Bank	3,152,039,999	361,680,477	(9,548,182)
Swiss Franc	04/21/2021	BAML	533,050,000	566,627,289	(6,755,085)
Brazilian Real	04/22/2021	BAML	1,234,750,000	218,590,482	(2,650,894)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

FORWARD FOREIGN CURRENCY CONTRACTS

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy (Continued):
Indian Rupee	04/22/2021	BAML	4,089,430,000	$55,805,068	$(212,888)
Singapore Dollar	05/19/2021	BAML	5,730,000	4,263,685	114
Swiss Franc	05/19/2021	BAML	15,320,000	16,297,754	16,925
				$9,491,402,868	$(80,309,054)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Sell:
Australian Dollar	04/01/2021	Deutsche Bank	128,430,000	$97,818,749	$(299,741)
British Pound	04/01/2021	BAML	75,110,000	103,629,285	(489,645)
Canadian Dollar	04/01/2021	Deutsche Bank	30,210,000	24,036,281	(15,400)
Euro	04/01/2021	BAML	77,680,000	91,297,371	(117,928)
Israeli Shekel	04/01/2021	BAML	32,850,000	9,850,959	(8,153)
Japanese Yen	04/01/2021	BAML	26,039,000,000	235,647,057	539,063
New Zealand Dollar	04/01/2021	Deutsche Bank	37,120,000	25,997,002	(62,439)
Polish Zloty	04/01/2021	BAML	50,220,000	12,726,812	(65,692)
Singapore Dollar	04/01/2021	BAML	4,160,000	3,096,159	(9,271)
South African Rand	04/01/2021	BAML	187,590,000	12,703,971	(114,541)
Swedish Krona	04/01/2021	Deutsche Bank	558,560,000	64,082,234	(124,599)
Swiss Franc	04/01/2021	BAML	55,890,000	59,384,796	(67,038)
Israeli Shekel	04/02/2021	BAML	5,900,000	1,769,275	445
Japanese Yen	04/02/2021	BAML	13,635,000,000	123,393,665	(150,567)
Polish Zloty	04/02/2021	BAML	16,860,000	4,272,681	(541)
Mexican Peso	04/05/2021	BAML	387,200,000	18,924,268	(102,381)
Singapore Dollar	04/05/2021	BAML	5,730,000	4,264,662	(254)
Australian Dollar	04/06/2021	Deutsche Bank	55,400,000	42,195,644	1,330
British Pound	04/06/2021	BAML	111,330,000	153,602,584	(87,184)
Euro	04/06/2021	BAML	128,220,000	150,700,238	(269,569)
Mexican Peso	04/06/2021	BAML	227,760,000	11,130,476	1,928
New Zealand Dollar	04/06/2021	Deutsche Bank	31,250,000	21,885,908	(44,071)
Norwegian Krone	04/06/2021	BAML	387,720,000	45,419,917	(137,731)
South African Rand	04/06/2021	BAML	439,500,000	29,759,772	(160,458)
Swedish Krona	04/06/2021	Deutsche Bank	147,630,000	16,937,392	(6,737)
Swiss Franc	04/06/2021	BAML	32,350,000	34,373,775	(87,378)
Norwegian Krone	04/07/2021	BAML	74,990,000	8,784,800	1,486
Australian Dollar	04/21/2021	Deutsche Bank	773,860,000	589,459,433	5,996,134
British Pound	04/21/2021	BAML	594,100,000	819,725,289	7,160,453
Canadian Dollar	04/21/2021	Deutsche Bank	776,350,000	617,712,071	(1,306,878)
Chilean Peso	04/21/2021	BAML	12,634,999,999	17,590,307	(105,521)
Columbian Peso	04/21/2021	BAML	1,109,000,000	301,752	1,175
Euro	04/21/2021	BAML	1,540,990,000	1,811,735,700	18,531,139
Israeli Shekel	04/21/2021	BAML	215,660,000	64,680,020	425,064
Japanese Yen	04/21/2021	BAML	126,849,999,984	1,148,163,369	24,035,061
Mexican Peso	04/21/2021	BAML	4,750,789,999	231,786,654	(6,194,808)
New Zealand Dollar	04/21/2021	Deutsche Bank	390,990,000	273,822,477	7,095,180
Norwegian Krone	04/21/2021	BAML	2,120,940,000	248,463,162	172,284

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

FORWARD FOREIGN CURRENCY CONTRACTS

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Sell: (Continued):
Polish Zloty	04/21/2021	BAML	768,590,000	$194,790,549	$4,828,513
Russian Ruble	04/21/2021	BAML	20,122,180,000	265,879,736	945,970
Singapore Dollar	04/21/2021	BAML	106,720,000	79,421,781	(164,666)
South African Rand	04/21/2021	BAML	2,364,090,000	159,752,485	(1,939,738)
South Korean Won	04/21/2021	BAML	23,268,999,999	20,558,255	(69,044)
Swedish Krona	04/21/2021	Deutsche Bank	3,152,040,000	361,680,477	4,743,654
Swiss Franc	04/21/2021	BAML	533,050,000	566,627,287	9,713,917
Brazilian Real	04/22/2021	BAML	1,485,750,000	263,025,561	(2,692,395)
Indian Rupee	04/22/2021	BAML	2,972,710,000	40,566,115	(90,546)
Singapore Dollar	05/19/2021	BAML	4,560,000	3,393,089	(10,303)
Swedish Krona	05/19/2021	Deutsche Bank	65,850,000	7,557,928	(681)
Swiss Franc	05/19/2021	BAML	12,520,000	13,319,052	(17,492)
				$9,207,698,282	$69,179,406

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Foreign Currency		Settlement Date	Counterparty	Currency Amount Purch Buy	Currency Amount Purch Sell	U.S. Dollar MV Buy	U.S. Dollar MV Sell	Unrealized Appreciation/ (Depreciation)
To Buy:
Euro	Norwegian Krone	4/21/2021	BAML	172,510,000	1,754,279,651	$202,819,281	$(205,509,763)	$(2,690,482)
Euro	Polish Zloty	4/21/2021	BAML	65,300,000	299,967,967	76,772,939	(76,023,528)	749,411
Euro	Swedish Krona	4/21/2021	BAML	158,400,000	1,611,396,708	186,230,211	(184,899,536)	1,330,675
Norwegian Krone	Euro	4/21/2021	BAML	1,762,401,306	172,510,000	206,461,187	(202,819,291)	3,641,896
Polish Zloty	Euro	4/21/2021	BAML	376,530,368	81,920,000	95,427,418	(96,313,010)	(885,592)
Swedish Krona	Euro	4/21/2021	BAML	2,376,206,511	233,500,000	272,657,553	(274,524,983)	(1,867,430)
Euro	Norwegian Krone	5/19/2021	BAML	32,650,000	328,541,604	38,409,567	(38,487,357)	(77,790)
Norwegian Krone	Euro	5/19/2021	BAML	169,845,370	16,890,000	19,896,716	(19,869,451)	27,265
				5,113,843,555	4,499,005,930	$1,098,674,872	$1,098,446,919	$227,953

Total Unrealized Depreciation								$(10,901,695)

BAML - Bank of America Merrill Lynch

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6%
	GAS & WATER UTILITIES - 1.7%
2,935	Atmos Energy Corporation	$290,125
8,846	NiSource, Inc.	213,277
4,200	Northwest Natural Holding Company	226,590
3,623	ONE Gas, Inc.	278,645
14,443	South Jersey Industries, Inc.	326,123
4,158	Southwest Gas Holdings, Inc.	285,696
5,343	Spire, Inc.	394,794
		2,015,250
	OIL & GAS PRODUCERS - 97.9%
144,634	Cheniere Energy, Inc.(a)	10,415,093
25,415	Crestwood Equity Partners, L.P.	709,587
137,238	Enbridge, Inc.	4,995,463
1,257,548	Energy Transfer, L.P.	9,657,969
1,047,870	EnLink Midstream, LLC	4,495,362
472,481	Enterprise Products Partners, L.P.	10,404,031
644,895	Equitrans Midstream Corporation	5,262,343
231,304	Gibson Energy, Inc.	4,098,453
61,618	Hess Midstream, L.P., A	1,381,476
360,531	Inter Pipeline Ltd.	5,154,746
204,282	Keyera Corporation	4,245,412
318,890	Kinder Morgan, Inc.	5,309,519
103,244	Magellan Midstream Partners, L.P.	4,476,660
49,725	Marathon Petroleum Corporation	2,659,790
13,436	MPLX, L.P.	344,365
250,000	NextDecade Corporation(a)	667,500
72,168	NuStar Energy, L.P.	1,233,351
113,185	ONEOK, Inc.	5,733,952
302,055	Pembina Pipeline Corporation	8,711,266
212,344	Plains GP Holdings, L.P., Class A	1,996,034
162,585	Targa Resources Corporation	5,162,074
113,445	TC Energy Corporation	5,190,109
654,087	Tellurian, Inc.(a)	1,530,564
16,278	Western Midstream Partners, L.P.	302,608

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS PRODUCERS - 97.9% (Continued)
491,542	Williams Companies, Inc. (The)	$11,644,629
		115,782,356

	TOTAL COMMON STOCKS (Cost $127,198,733)	117,797,606

	TOTAL INVESTMENTS - 99.6% (Cost $127,198,733)	$117,797,606
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	415,390
	NET ASSETS - 100.0%	$118,212,996

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

(a)	Non-income producing security.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	COMMON STOCK - 0.1%
	SOFTWARE - 0.1%
7,817	Avaya Holdings Corp.	$219,111
	TOTAL COMMON STOCK (Cost - $198,736)

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)		Maturity	Value
	ASSET BACKED SECURITIES - 2.3%
	CLO - 2.3%
500,000	ARES XLVII CLO Ltd. #	3 Month LIBOR + 5.500%	5.741	*	4/15/2030	$478,134
500,000	Carlyle Global Market Strategies CLO 2015-3 Ltd. #	3 Month LIBOR + 5.200%	5.419	*	7/28/2028	467,531
500,000	CARLYLE US CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	6.224	*	4/20/2031	451,286
500,000	Magnetite XV Ltd. #	3 Month LIBOR + 5.200%	5.418	*	7/25/2031	473,443
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.750%	5.618	*	7/25/2030	475,753
500,000	Octagon Investment Partners XXIII Ltd. #	3 Month LIBOR + 5.250%	5.991	*	7/15/2027	499,204
500,000	Sound Point CLO X Ltd. #	3 Month LIBOR + 5.250%	5.474	*	1/20/2028	488,752
	TOTAL ASSET BACKED SECURITIES (Cost - $3,391,269)					3,334,103

	CORPORATE BONDS - 5.2%
	ASSET MANAGEMENT - 0.2%
61,000	Hunt Cos., Inc. #		5.250		4/15/2029	61,000
215,000	NFP Corp. #		6.875		8/15/2028	223,568
						284,568
	AUTOMOTIVE - 0.2%
235,000	Clarios Global LP #		8.500		5/15/2027	253,426

	BEVERAGES - 0.1%
75,000	Triton Water Holdings, Inc. #		6.250		4/1/2029	76,547

	BIOTECH & PHARMA - 0.2%
156,000	Bausch Health Cos., Inc. #		5.000		2/15/2029	154,343
62,000	Bausch Health Cos., Inc. #		5.250		1/30/2030	62,318
						216,661
	CABLE & SATELLITE - 0.1%
189,000	Ziggo Bond Co. BV #		6.000		1/15/2027	197,387

	CHEMICALS - 0.6%
248,000	Axalta Coating Systems LLC #		3.375		2/15/2029	242,315
144,000	Chemours Co. #		5.750		11/15/2028	151,890
219,000	Methanex Corp.		5.125		10/15/2027	224,201
228,000	NOVA Chemicals Corp. #		5.250		6/1/2027	239,541
						857,947
	COMMERCIAL SUPPORT SERVICES - 0.5%
285,000	Aramark Services, Inc. #		5.000		2/1/2028	296,115
227,000	GFL Environmental, Inc. #		8.500		5/1/2027	250,409
218,000	Prime Security Services Borrower LLC #		5.750		4/15/2026	235,544
						782,068
	CONTAINERS & PACKAGING - 0.2%
215,000	Owens-Brockway Glass Container, Inc. #		6.625		5/13/2027	234,135
86,000	Silgan Holdings, Inc.		4.750		3/15/2025	87,688
						321,823
	ELECTRICAL EQUIPMENT - 0.0%
8,000	Sensata Technologies BV #		4.000		4/15/2029	8,159

	ENGINEERING & CONSTRUCTION - 0.1%
30,000	Arcosa, Inc. #		4.375		4/15/2029	30,000
72,000	PowerTeam Services LLC #		9.033		12/4/2025	80,122
						110,122
	ENTERTAINMENT CONTENT - 0.2%
209,000	Univision Communications, Inc. #		9.500		5/1/2025	229,900

	FOOD - 0.1%
185,000	Post Holdings, Inc. #		4.625		4/15/2030	185,583

	HEALTH CARE FACILITIES & SERVICES - 0.3%
246,000	DaVita, Inc. #		3.750		2/15/2031	236,178
228,000	Tenet Healthcare Corp. #		6.125		10/1/2028	237,747
						473,925
	HOME CONSTRUCTION - 0.0%
30,000	Meritage Homes Corp. #		3.875		4/15/2029	30,000

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.1%
139,000	NESCO Holdings II, Inc. #		5.500		4/15/2029	142,718

	INSURANCE- 0.4%
243,000	Alliant Holdings Intermediate LLC #		6.750		10/15/2027	261,191
281,000	AssuredPartners, Inc. #		5.625		1/15/2029	286,690
95,000	HUB International Ltd. #		7.000		5/1/2026	98,744
						646,625
	LEISURE FACILITIES & SERVICES - 0.3%
187,000	Caesars Entertainment, Inc. #		8.125		7/1/2027	206,542
158,000	Scientific Games International, Inc. #		7.250		11/15/2029	171,697
						378,239
	METALS & MINING - 0.1%
15,000	Arconic Corp. #		6.125		2/15/2028	16,051
142,000	Novelis Corp. #		5.875		9/30/2026	148,823
						164,874

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)		Maturity	Value
	CORPORATE BONDS - 5.2% (Continued)
	OIL & GAS PRODUCERS - 0.6%
186,000	Antero Resources Corp. #		7.625		2/1/2029	$198,439
156,000	California Resources Corp. #		7.125		2/1/2026	158,958
81,000	MEG Energy Corp. #		5.875		2/1/2029	81,405
97,000	Range Resources Corp. #		8.250		1/15/2029	103,972
128,000	Sunoco LP		6.000		4/15/2027	134,560
157,000	Western Midstream Operating LP		5.300		2/1/2030	170,358
						847,692
	OIL & GAS SERVICES & EQUIPMENT - 0.0%
36,000	Solaris Midstream Holdings LLC #		7.625		4/1/2026	36,855

	PUBLISHING & BROADCASTING - 0.1%
180,000	Entercom Media Corp. #		6.750		3/31/2029	78,098

	REIT - 0.0%
63,000	Iron Mountain, Inc. #		5.250		7/15/2030	65,082

	RETAIL - DISCRETIONARY - 0.4%
191,000	Builders FirstSource, Inc. #		6.750		6/1/2027	205,086
60,000	Carvana Co. #		5.500		4/15/2027	60,465
89,000	Party City Holdings, Inc. #		8.750		2/15/2026	91,837
189,000	PetSmart, Inc. #		7.750		2/15/2029	205,604
						562,992
	TECHNOLOGY HARDWARE - 0.0%
48,000	NCR Corp. #		5.125		4/15/2029	48,634

	TECHNOLOGY SERVICES - 0.1%
185,000	Nielsen Finance LLC #		5.625		10/1/2028	194,828

	TELECOMMUNICATIONS - 0.3%
200,000	Cablevision Lightpath LLC #		3.875		9/15/2027	198,250
147,000	Lumen Technologies, Inc.		6.875		1/15/2028	164,197
						362,447

	TOTAL CORPORATE BONDS (Cost - $7,499,077)					7,557,200

	BANK LOANS - 92.0%
	AEROSPACE & DEFENSE - 2.3%
1,332,442	Dynasty Acquisition Co., Inc.	3 Month LIBOR + 3.500%	3.754	*	4/6/2026	1,295,195
716,799	Standard Aero Ltd.	3 Month LIBOR + 3.500%	3.754	*	4/6/2026	696,762
1,300,000	TransDigm, Inc.	1 Month LIBOR + 2.250%	4.609	*	8/22/2024	1,277,809
						3,269,766
	ASSET MANAGEMENT - 3.2%
1,072,922	Advisor Group Holdings, Inc.	1 Month LIBOR + 4.500%	4.609	*	7/31/2026	1,073,930
365,994	Edelman Financial Center LLC	1 Month LIBOR + 6.750%	6.860	*	7/20/2026	366,909
91,000	Focus Financial Partners LLC	1 Month LIBOR + 2.000%	2.109	*	7/3/2024	90,201
897,028	Nexus Buyer LLC	1 Month LIBOR + 3.750%	3.861	*	11/9/2026	894,041
1,328,286	NFP Corp.	1 Month LIBOR + 3.250%	3.359	*	2/15/2027	1,310,541
875,000	PAI Holdco, Inc.	6 Month LIBOR + 4.000%	5.000	*	10/28/2027	879,104
						4,614,726
	AUTOMOTIVE - 0.7%
944,006	First Brands Group LLC	3 Month LIBOR + 7.500%	8.500	*	2/2/2024	963,670

	BEVERAGES - 0.1%
84,000	City Brewing Co. LLC	3 Month LIBOR + 3.500%	4.250	*	3/31/2028	84,000

	BIOTECH & PHARMA - 0.3%
406,446	Endo Luxembourg Finance Company	1 Month LIBOR + 5.000%	5.750	*	3/27/2028	404,829

	CABLE & SATELLITE - 2.8%
496,203	CSC Holdings LLC	1 Month LIBOR + 2.250%	2.356	*	1/15/2026	490,156
1,000,000	CSC Holdings LLC	1 Month LIBOR + 2.250%	2.606	*	4/15/2027	989,915
550,000	Newco Financing Partnership	1 Month LIBOR + 3.500%	3.606	*	1/31/2029	549,216
550,000	UPC Financing Partnership	1 Month LIBOR + 3.500%	3.606	*	1/31/2029	549,216
1,000,000	Virgin Media Bristol LLC	1 Month LIBOR + 2.500%	2.615	*	1/31/2028	992,445
500,000	Virgin Media Bristol LLC			*@	1/31/2029	499,762
						4,070,710
	CHEMICALS - 0.6%
82,000	INEOS US Petrochem LLC	1 Month LIBOR + 2.750%	3.250	*	1/29/2026	81,885
750,000	Polar US Borrower LLC	1-3 Month LIBOR + 4.750%	4.910	*	10/15/2025	746,250
						828,135
	COMMERCIAL SUPPORT SERVICES - 6.4%
1,553,283	Allied Universal Holdco LLC	1 Month LIBOR + 4.250%	4.359	*	7/10/2026	1,550,860
500,000	Amentum Government Services Holdings LLC	1 Month LIBOR + 3.500%		*@	1/31/2028	498,750
1,038,933	Amentum Government Services Holdings LLC	3 Month LIBOR + 4.750%	5.500	*	1/29/2027	1,044,128
375,000	American Residential Services LLC	3 Month LIBOR + 3.500%	4.250	*	10/15/2027	374,531
450,000	Bifm CA Buyer, Inc.	1 Month LIBOR + 3.500%	3.607	*	6/1/2026	447,469
2,200,000	Conservice Midco LLC	3 Month LIBOR + 4.250%	4.453	*	5/13/2027	2,201,650
241,785	Creative Artists Agency LLC	1 Month LIBOR + 4.250%	5.250	*	11/27/2026	239,432
898,715	Packers Holdings LLC	3 Month LIBOR + 3.250%	4.000	*	3/4/2028	890,105
1,263,321	Prime Security Services Borrower LLC	6 Month LIBOR + 2.750%	3.500	*	9/23/2026	1,259,765
748,125	Stiphout Finance LLC	1 Month LIBOR + 3.750%	4.750	*	10/27/2025	750,467
						9,257,157

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)		Maturity	Value
	BANK LOANS - 92.0% (Continued)
	CONSUMER SERVICES - 0.9%
462,066	Cambium Learning Group, Inc.	3 Month LIBOR + 4.500%	5.250	*	12/18/2025	$463,193
205,235	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	4.000	*	1/29/2025	202,192
602,457	Spin Holdco, Inc.	3 Month LIBOR + 3.250%	4.250	*	3/1/2028	598,098
						1,263,483
	CONTAINERS & PACKAGING - 1.3%
212,000	Altium Packaging LLC	1 Month LIBOR + 2.750%	3.250	*	2/3/2028	209,959
120,000	Charter NEX US, Inc.	3 Month LIBOR + 4.250%	5.000	*	12/1/2027	120,397
500,000	Graham Packaging Co., Inc.	1 Month LIBOR + 3.000%	3.750	*	8/4/2027	497,530
1,000,000	Pactiv Evergreen Group Holdings, Inc.	1 Month LIBOR + 3.250%	3.371	*	2/5/2026	990,250
						1,818,136
	ELECTRIC UTILITIES - 1.5%
317,080	APLP Holdings LP	1 Month LIBOR + 2.500%	3.500	*	4/14/2025	317,040
389,279	Edgewater Generation LLC	1 Month LIBOR + 3.750%	3.859	*	12/13/2025	385,283
1,486,498	Granite Generation LLC	1 Month LIBOR + 2.500%	4.750	*	11/9/2026	1,486,498
						2,188,821
	ELECTRICAL EQUIPMENT - 2.5%
666,541	Belfor Holdings, Inc.	1 Month LIBOR + 4.000%	4.109	*	4/6/2026	668,208
1,041,595	Brookfield WEC Holdings, Inc.	1 Month LIBOR + 2.750%	3.250	*	8/1/2025	1,034,111
500,000	Deliver Buyer, Inc.	3 Month LIBOR + 5.000%	5.203	*	5/1/2024	500,937
1,387,937	Mirion Technologies, Inc.	6 Month LIBOR + 4.000%	4.227	*	3/6/2026	1,391,927
						3,595,183
	ENGINEERING & CONSTRUCTION - 0.5%
335,000	PowerTeam Services LLC	3 Month LIBOR + 7.250%	8.250	*	3/6/2026	330,464
342,059	USIC Holdings, Inc.	1 Month LIBOR + 3.000%	4.000	*	12/8/2023	340,776
						671,240
	ENTERTAINMENT CONTENT - 2.0%
53,000	Alchemy Copyrights LLC	1 Month LIBOR + 3.000%	3.500	*	3/10/2028	53,133
1,900,000	Univision Communications, Inc.	1 Month LIBOR + 2.750%	3.750	*	3/15/2024	1,889,445
997,494	Univision Communications, Inc.	1 Month LIBOR + 3.750%	4.750	*	3/15/2026	998,401
						2,940,979
	FOOD - 3.2%
750,000	Froneri US, Inc.	1 Month LIBOR + 2.250%	2.359	*	1/29/2027	740,839
200,000	Froneri US, Inc.	1 Month LIBOR + 5.750%	5.859	*	1/31/2028	203,126
1,400,000	Hostess Brands LLC	3 Month LIBOR + 2.250%	3.000	*	8/3/2025	1,394,946
1,250,000	Shearer’s Foods LLC	1 Month LIBOR + 3.500%	4.250	*	9/23/2027	1,249,606
897,733	Snacking Investments US LLC	1 Month LIBOR + 4.000%	5.000	*	12/18/2026	901,288
53,000	WellPet	12 Month LIBOR + 3.750%	4.500	*	12/21/2027	52,867
						4,542,672
	HEALTH CARE FACILITIES & SERVICES - 15.2%
253,699	ADMI Corp.	1 Month LIBOR + 2.750%	2.859	*	4/30/2025	250,576
1,414,604	ADMI Corp.	1 Month LIBOR + 3.250%	3.750	*	12/23/2027	1,403,896
1,729,541	Change Healthcare Holdings LLC	1 Month LIBOR + 2.500%	3.500	*	3/1/2024	1,729,636
513,085	Envision Healthcare Corp.	1 Month LIBOR + 3.750%	3.859	*	10/10/2025	444,354
1,201,849	ExamWorks Group, Inc.	6 Month LIBOR + 3.250%	4.250	*	7/27/2023	1,202,816
1,428,603	Eyecare Partners LLC	1 Month LIBOR + 3.750%	3.859	*	2/18/2027	1,417,396
2,100,000	Gainwell Acquisition Corp.	3 Month LIBOR + 4.000%	4.750	*	10/1/2027	2,094,750
1,000,512	Heartland Dental LLC	1 Month LIBOR + 3.500%	3.609	*	4/30/2025	986,190
1,298,089	LifePoint Health, Inc.	1 Month LIBOR + 3.750%	3.859	*	11/16/2025	1,296,985
875,508	MED ParentCo LP	1 Month LIBOR + 4.250%	4.359	*	8/31/2026	869,966
200,492	MED ParentCo LP	1 Month LIBOR + 4.250%	4.359	*	8/31/2026	199,223
1,093,294	National Mentor Holdings, Inc.	1-3 Month LIBOR + 3.750%	4.500	*	2/18/2028	1,087,965
120,262	National Mentor Holdings, Inc.	3 Month LIBOR + 0.000% **	0.000	*	2/18/2028	119,676
36,443	National Mentor Holdings, Inc.	3 Month LIBOR + 3.750%	4.500	*	2/18/2028	36,265
117,000	Onex TSG Intermediate Corp.	1 Month LIBOR + 4.750%	5.500	*	2/28/2028	115,955
1,350,000	Option Care Health, Inc.	3 Month LIBOR + 3.750%	3.859	*	8/6/2026	1,346,416
750,000	PAREXEL International Corp.	1 Month LIBOR + 2.750%	2.859	*	9/27/2024	742,110
1,243,719	Phoenix Guarantor, Inc.	1 Month LIBOR + 3.250%	3.361	*	3/5/2026	1,232,065
233,000	Phoenix Guarantor, Inc.	1 Month LIBOR + 3.750%	4.250	*	3/5/2026	231,508
329,104	Radnet Management, Inc.	PRIME Rate + 2.500%	5.750	*	6/30/2023	329,791
1,316,640	Upstream Newco, Inc.	1 Month LIBOR + 4.500%	4.609	*	11/20/2026	1,315,824
1,248,057	US Anesthesia Partners, Inc.	6 Month LIBOR + 3.000%	4.000	*	6/23/2024	1,233,917
500,000	VetCor Professional Practices LLC	6 Month LIBOR + 3.000%	3.199	*	7/2/2025	496,875
1,700,000	WP CityMD Bidco LLC	3 Month LIBOR + 4.500%	4.500	*	8/13/2026	1,700,714
						21,884,869
	HOME & OFFICE PRODUCTS - 0.6%
341,118	AI Aqua Merger Sub, Inc.	1 Month LIBOR + 3.250%	4.250	*	12/13/2023	341,226
595,500	AI Aqua Merger Sub, Inc.	1 Month LIBOR + 5.250%	6.250	*	12/13/2023	598,603
						939,829
	HOUSEHOLD PRODUCTS - 0.8%
1,125,000	Journey Personal Care Corp.	3 Month LIBOR + 4.250%	5.000	*	2/18/2028	1,127,582

	INDUSTRIAL SUPPORT SERVICES - 0.1%
127,680	FCG Acquisitions, Inc.	3 Month LIBOR + 3.750%	4.250	*	3/17/2028	127,121
24,320	FCG Acquisitions, Inc.			*@	3/17/2028	24,214
						151,335
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
997,494	AqGen Ascensus, Inc.	3 Month LIBOR + 4.000%	5.000	*	12/3/2026	998,272
997,455	Aretec Group, Inc.	1 Month LIBOR + 4.250%	4.359	*	10/1/2025	998,079
						1,996,351

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)		Maturity	Value
	BANK LOANS - 92.0% (Continued)
	INSURANCE - 10.4%
900,156	Achilles Acquisition LLC	3 Month LIBOR - 4.500%	5.250	*	11/16/2027	$901,660
1,479,994	Acrisure LLC	1 Month LIBOR + 3.500%	3.703	*	2/15/2027	1,465,046
498,747	Alera Group Intermediate Holdings, Inc.	1 Month LIBOR + 4.000%	4.500	*	8/1/2025	499,370
1,011,000	AmWINS Group, Inc.	1 Month LIBOR + 2.250%	3.000	*	2/19/2028	1,004,919
450,257	AssuredPartners, Inc.	1 Month LIBOR + 4.500%	5.500	*	2/12/2027	451,861
1,100,000	Asurion LLC	1 Month LIBOR + 3.250%	3.359	*	12/23/2026	1,094,407
146,000	Asurion LLC	1 Month LIBOR + 5.250%	5.359	*	1/31/2028	148,902
1,000,000	BroadStreet Partners, Inc.	1 Month LIBOR + 3.250%	3.359	*	1/27/2027	990,070
298,500	BroadStreet Partners, Inc.	1 Month LIBOR + 3.750%	4.750	*	1/27/2027	298,967
852,792	Confie Seguros Holding II Co.	1 Month LIBOR + 4.750%	5.750	*	4/19/2022	842,802
300,000	Confie Seguros Holding II Co.	1 Month LIBOR + 8.500%	8.615	*	10/31/2025	294,000
600,000	HUB International Ltd.	3 Month LIBOR + 2.750%	2.965	*	4/25/2025	592,428
1,246,851	HUB International Ltd.	6 Month LIBOR + 3.250%	4.000	*	4/25/2025	1,247,886
382,407	Hyperion Insurance Group Ltd.	1 Month LIBOR + 3.750%	4.750	*	11/12/2027	383,363
316,799	Hyperion Insurance Group Ltd.	3 Month LIBOR + 3.750%	4.750	*	11/12/2027	317,591
1,444,000	Hyperion Insurance Group Ltd.	3 Month LIBOR + 3.750%	4.000	*	11/12/2027	1,441,993
152,969	OneDigital Borrower LLC			*@	11/16/2027	153,224
498,750	Ryan Specialty Group LLC	1 Month LIBOR + 3.000%	3.750	*	9/1/2027	499,580
1,396,438	Sedgwick Claims Management Services, Inc.	1 Month LIBOR + 3.250%	3.359	*	12/31/2025	1,379,659
1,075,000	USI, Inc.	3 Month LIBOR + 3.000%	3.203	*	5/16/2024	1,064,347
						15,072,075
	INTERNET MEDIA & SERVICES - 3.4%
226,908	Hoya Midco LLC	1 Month LIBOR + 3.500%	4.500	*	6/30/2024	223,292
1,747,423	MH Sub I LLC	1 Month LIBOR + 3.500%	3.609	*	9/13/2024	1,731,154
1,420,494	MH Sub I LLC	1 Month LIBOR + 3.750%	4.750	*	9/13/2024	1,422,397
527,000	ProQuest LLC	1 Month LIBOR + 3.500%	3.371	*	10/23/2026	524,299
411,941	Uber Technologies, Inc.	1 Month LIBOR + 3.500%	3.609	*	4/4/2025	410,607
587,000	Uber Technologies, Inc.	3 Month LIBOR + 3.500%	3.606	*	2/25/2027	585,486
						4,897,235
	LEISURE FACILITIES & SERVICES - 3.6%
1,800,000	Delta 2 Lux Sarl	1 Month LIBOR + 2.500%	3.500	*	2/1/2024	1,785,798
498,718	IRB Holding Corp.	3 Month LIBOR + 2.750%	3.750	*	2/5/2025	495,374
1,000,000	IRB Holding Corp.	3 Month LIBOR + 3.250%	4.250	*	12/15/2027	997,655
421,951	Motion Finco LLC	3 Month LIBOR + 3.250%	3.453	*	11/12/2026	408,577
55,456	Motion Finco LLC	3 Month LIBOR + 3.250%	3.453	*	11/12/2026	53,698
1,500,000	UFC Holdings LLC	6 Month LIBOR + 3.000%	3.750	*	4/29/2026	1,496,363
						5,237,465
	MACHINERY - 2.1%
248,731	Engineered Machinery Holdings, Inc.	3 Month LIBOR + 4.250%	5.250	*	7/19/2024	248,834
500,000	Gardner Denver, Inc.	1 Month LIBOR + 3.250%	2.871	*	3/1/2027	499,635
1,147,074	Restaurant Technologies, Inc.	1 Month LIBOR + 3.250%	3.397	*	10/1/2025	1,132,018
1,051,698	WASH Multifamily Laundry Systems LLC	1 Month LIBOR + 3.250%	4.250	*	5/16/2022	1,049,726
162,956	WASH Multifamily Laundry Systems LLC	1 Month LIBOR + 3.250%	4.250	*	5/16/2022	162,650
						3,092,863
	OIL & GAS PRODUCERS - 2.0%
236,863	Crestwood Holdings LLC	1 Month LIBOR + 7.500%	7.620	*	3/6/2023	236,714
1,250,000	EG America LLC	1 Month LIBOR + 4.000%	4.203	*	2/7/2025	1,232,144
59,886	Energy & Exploration Partners LLC ^		5.000		5/13/2022	299
435,526	GIP III Stetson I LP	1 Month LIBOR + 4.250%	4.359	*	7/18/2025	418,486
416,562	Lower Cadence Holdings LLC	1 Month LIBOR + 4.000%	4.109	*	5/22/2026	407,537
550,000	Prairie ECI Acquiror LP	1 Month LIBOR + 4.750%	4.897	*	3/11/2026	534,773
						2,829,953
	PUBLISHING & BROADCASTING - 0.8%
998,734	EW Scripps Co.	1 Month LIBOR + 2.560%	3.313	*	5/1/2026	995,614
98,000	Recorded Books, Inc.	1 Month LIBOR + 4.000%	4.750	*	8/29/2025	97,884
						1,093,498
	REAL ESTATE SERVICES - 0.6%
888,112	Cushman & Wakefield U.S. Borrower, LLC	1 Month LIBOR + 2.750%	2.897	*	8/21/2025	872,015

	RENEWABLE ENERGY - 0.1%
92,000	Win Waste Innovations Holdings, Inc.	1 Month LIBOR + 2.750%	3.250	*	3/31/2028	91,847

	RETAIL - DISCRETIONARY - 4.5%
65,260	Foundation Building Materials, Inc.	1 Month LIBOR + 3.250%	3.750	*	1/31/2028	64,746
37,740	Foundation Building Materials, Inc.	1 Month LIBOR + 3.250%	3.750	*	2/3/2028	37,443
500,000	Great Outdoors Group LLC	1 Month LIBOR + 4.250%	5.000	*	2/25/2028	501,438
847,875	Harbor Freight Tools USA, Inc.	1 Month LIBOR + 3.000%	3.750	*	10/19/2027	848,066
180,000	Leslie’s Poolmart, Inc.	1 Month LIBOR + 2.750%	3.250	*	3/9/2028	179,268
1,100,000	LS Group OpCo Acquistion LLC	6 Month LIBOR + 3.500%	4.250	*	11/2/2027	1,103,668
350,000	Mavis Tire Express Services Corp.	3 Month LIBOR + 4.000%	5.000	*	3/20/2025	349,892
297,000	Midas Intermediate Holdco II LLC	3 Month LIBOR + 6.750%	7.500	*	12/22/2025	304,982
831,532	Petco Animal Supplies, Inc.	3 Month LIBOR + 3.250%	4.250	*	1/26/2023	829,245
72,000	Petco Health & Wellness Co., Inc.	3 Month LIBOR + 3.250%	4.000	*	2/25/2028	71,831
650,000	PetSmart, Inc.	6 Month LIBOR + 3.750%	4.500	*	2/11/2028	649,903
1,097,208	Staples, Inc.	3 Month LIBOR + 5.000%	5.205	*	4/16/2026	1,072,219
498,741	Wand NewCo 3, Inc.	1 Month LIBOR + 3.000%	3.109	*	2/5/2026	493,703
						6,506,404

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)		Maturity	Value
	BANK LOANS - 92.0% (Continued)
	SOFTWARE - 9.0%
1,055,462	athenahealth, Inc.	3 Month LIBOR + 4.250%	4.453	*	2/11/2026	$1,059,420
1,000,000	Boxer Parent Co., Inc.	1 Month LIBOR + 3.750%	3.859	*	10/2/2025	996,990
997,481	Camelot Finance SA	1 Month LIBOR + 3.000%	3.109	*	10/30/2026	990,778
837,759	Castle US Holding Corp.	3 Month LIBOR + 3.750%	3.953	*	1/29/2027	828,858
498,741	Dcert Buyer, Inc.	1 Month LIBOR + 4.000%	4.109	*	10/16/2026	498,496
700,000	Endurance International Group	6 Month LIBOR + 3.500%	4.250	*	2/10/2028	693,875
60,000	IGT Holding IV AB			@	3/23/2028	59,925
100,000	Imprivata, Inc.	1 Month LIBOR + 3.750%	4.250	*	12/1/2027	99,968
1,100,000	Ion Analytics, Inc.	3 Month LIBOR + 4.000%	4.500	*	2/16/2028	1,093,125
62,974	MA FinanceCo LLC	1 Month LIBOR + 2.750%	2.859	*	6/21/2024	62,581
1,500,000	Mitchell International, Inc.	1 Month LIBOR + 3.250%	3.359	*	11/29/2024	1,478,647
499,250	Project Boost Purchaser LLC	1 Month LIBOR + 4.250%	5.000	*	6/1/2026	500,498
64,074	Quest Software US Holdings, Inc.	3 Month LIBOR + 8.250%	8.462	*	5/18/2026	64,141
425,280	Seattle SpinCo, Inc.	1 Month LIBOR + 2.750%	2.859	*	6/21/2024	422,622
1,492,443	UKG, Inc.	1 Month LIBOR + 3.750%	3.859	*	5/4/2026	1,492,958
750,000	UKG, Inc.	3 Month LIBOR + 3.250%	4.000	*	5/4/2026	751,114
832,441	Waystar Technologies, Inc.	1 Month LIBOR + 4.000%	4.109	*	10/22/2026	835,047
1,100,000	Weld North Education LLC	1 Month LIBOR + 4.000%	4.750	*	12/21/2027	1,099,389
						13,028,432
	SPECIALTY FINANCE - 1.2%
124,000	Avolon TLB Borrower 1 US LLC	1 Month LIBOR + 2.500%	3.250	*	12/1/2027	124,126
500,000	Blackstone Mortgage Trust Inc	1 Month LIBOR + 2.250%	2.359	*	4/23/2026	495,625
997,500	Orion Advisor Solutions, Inc.	3 Month LIBOR + 4.000%	4.500	*	8/4/2027	998,248
142,000	Orion Advisor Solutions, Inc.	3 Month LIBOR + 3.750%	4.500	*	9/24/2027	142,106
						1,760,105
	TECHNOLOGY HARDWARE - 0.0%
87,982	Global Tel*Link Corp.	1 Month LIBOR + 8.250%	8.359	*	11/29/2026	68,125

	TECHNOLOGY SERVICES - 3.0%
290,970	Blackhawk Network Holdings, Inc.	1 Month LIBOR + 7.000%	7.125	*	6/15/2026	290,000
1,600,000	MPH Acquisition Holdings LLC	3 Month LIBOR + 2.750%	3.750	*	6/7/2023	1,593,184
1,100,000	Netsmart, Inc.	3 Month LIBOR + 4.000%	4.750	*	10/1/2027	1,100,803
1,246,811	Verscend Holding Corp.	1 Month LIBOR + 3.250%	4.609	*	8/27/2025	1,248,544
65,000	Verscend Holding Corp.	1 Month LIBOR + 7.000%	7.500	*	2/12/2029	66,300
						4,298,831
	TELECOMMUNICATIONS - 0.3%
487,406	Altice France SA	1 Month LIBOR + 3.688%	3.794	*	1/31/2026	484,462

	TRANSPORTATION & LOGISTICS - 3.6%
822,951	American Airlines, Inc.	1 Month LIBOR + 2.000%	2.106	*	12/15/2023	788,548
577,924	American Airlines, Inc.	3 Month LIBOR + 5.500%	4.750		3/10/2028	592,826
1,000,000	Atlantic Aviation FBO, Inc.	1 Month LIBOR + 3.750%	3.860	*	12/6/2025	1,001,250
498,744	NA Rail Holding Company LLC	3 Month LIBOR + 4.500%	4.703	*	10/19/2026	503,108
500,000	SkyMiles IP Ltd.	3 Month LIBOR + 3.750%	4.750	*	10/20/2027	525,750
1,850,000	WestJet Airlines Ltd.	6 Month LIBOR + 3.000%	4.000	*	12/11/2026	1,797,932
						5,209,414
	WHOLESALE - CONSUMER STAPLES - 1.0%
450,000	Quirch Foods Holdings LLC	6 Month LIBOR + 5.250%	6.250	*	10/27/2027	453,658
1,000,000	US Foods, Inc.	1 Month LIBOR + 1.750%	1.859	*	6/27/2023	988,385
						1,442,043

	TOTAL BANK LOANS (Cost - $131,941,483)					132,598,240

	SHORT-TERM INVESTMENT - 4.7%
	MONEY MARKET - 4.7%
6,712,322	First American Government Obligations Fund - Class U, 0.04%*					6,712,322
	TOTAL SHORT-TERM INVESTMENT (Cost - $6,712,322)

	TOTAL INVESTMENTS - 104.3% (Cost - 149,742,887)					$150,420,976
	LIABILITIES LESS OTHER ASSETS - (4.3)%					(6,254,789)
	NET ASSETS - 100.0%					$144,166,187

*	Floating Rate, rate shown represents the rate at March 31, 2021.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2021, these securities amounted to $10,110,298 or 7.0% of net assets.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

@	Security has not settled. Interest rate will be set at settlement.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	COMMON STOCKS — 1.0%
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
17,102	PHI Group, Inc.(a)	$239,428

	SPECIALTY FINANCE - 0.0%
358,956	CCF Holdings, LLC(a),(b),(c)	2,764

	TOTAL COMMON STOCKS (Cost $1,259,124)	242,192

	EXCHANGE-TRADED FUND — 2.9%
	FIXED INCOME - 2.9%
7,700	iShares iBoxx High Yield Corporate Bond ETF(d)	671,286

	TOTAL EXCHANGE-TRADED FUND (Cost $664,347)	671,286

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 7.6%
	ASSET MANAGEMENT — 2.9%
671,000	Prospect Capital Corporation	4.9500	07/15/22	689,486

	ENGINEERING & CONSTRUCTION — 1.3%
308,000	Tutor Perini Corporation	2.8750	06/15/21	312,428

	REAL ESTATE INVESTMENT TRUSTS — 3.4%
769,000	Colony Capital, Inc.	5.0000	04/15/23	776,590

	TOTAL CONVERTIBLE BONDS (Cost $1,707,453)			1,778,504

	CORPORATE BONDS — 62.6%
	APPAREL & TEXTILE PRODUCTS — 3.4%
797,000	Under Armour, Inc.	3.2500	06/15/26	798,973

	ASSET MANAGEMENT — 1.6%
360,000	Ares Capital Corporation	3.2500	07/15/25	371,505

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS — 62.6% (Continued)
	AUTOMOTIVE — 6.9%
787,000	American Axle & Manufacturing, Inc.(d)	6.2500	04/01/25	$811,593
791,000	Dana, Inc.(d)	5.5000	12/15/24	808,461
				1,620,054
	CONSTRUCTION MATERIALS — 1.1%
242,000	US Concrete, Inc.(d)	6.3750	06/01/24	247,596

	HOME CONSTRUCTION — 5.9%
844,000	Beazer Homes USA, Inc.	5.8750	10/15/27	875,123
465,000	TRI Pointe Group, Inc.(d)	5.8750	06/15/24	515,278
				1,390,401
	INTERNET MEDIA & SERVICES — 0.7%
155,000	Uber Technologies, Inc.(e)	8.0000	11/01/26	168,078

	MACHINERY — 3.3%
789,000	Titan International, Inc.	6.5000	11/30/23	787,931

	METALS & MINING — 4.2%
690,000	Coeur Mining, Inc.(e)	5.1250	02/15/29	660,468
300,000	Hecla Mining Company	7.2500	02/15/28	322,125
				982,593
	OIL & GAS PRODUCERS — 6.3%
750,000	Occidental Petroleum Corporation	6.6000	03/15/46	798,282
676,000	PBF Logistics, L.P.	6.8750	05/15/23	677,416
				1,475,698
	OIL & GAS SERVICES & EQUIPMENT — 2.0%
791,000	PHI, Inc. (b),(c),(e),(f)	–	03/15/22	—
1,017,000	Transocean, Inc.	6.8000	03/15/38	468,125
				468,125
	REITS — 5.6%
515,000	CoreCivic, Inc.	4.7500	10/15/27	460,281
440,000	Service Properties Trust	5.2500	02/15/26	442,200

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS — 62.6% (Continued)
	REITS — 5.6% (Continued)
382,000	SITE Centers Corporation	4.2500	02/01/26	$407,875
				1,310,356
	RETAIL - DISCRETIONARY — 13.0%
431,000	Bed Bath & Beyond, Inc.(d)	5.1650	08/01/44	393,462
670,000	Kohl’s Corporation, B	3.2500	02/01/23	694,173
1,270,000	L Brands, Inc.	6.7500	07/01/36	1,500,980
450,000	Nordstrom, Inc.(d)	5.0000	01/15/44	443,201
				3,031,816
	SEMICONDUCTORS — 2.7%
588,000	Advanced Micro Devices, Inc.	7.5000	08/15/22	636,878

	SPECIALTY FINANCE — 3.5%
786,000	Enova International, Inc.(e)	8.5000	09/15/25	817,676

	STEEL — 1.9%
443,000	United States Steel Corporation(d)	6.8750	08/15/25	452,604

	TECHNOLOGY HARDWARE 0.0 –%
8,669,000	Energy Conversion Devices, Inc.(b),(c),(e),(f)	—	Perpetual	—

	TRANSPORTATION & LOGISTICS — 0.5%
100,000	Southwest Airlines Company	3.0000	11/15/26	105,451

	TOTAL CORPORATE BONDS (Cost $16,351,697)			14,665,735

Shares
	WARRANT — 0.8%
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
14,310	PHI Group, Inc.(a)	189,608

	TOTAL WARRANT (Cost $350,379)	189,608

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value

	COLLATERAL FOR SECURITIES LOANED — 17.8%
4,163,460	Mount Vernon Prime Portfolio, 0.11% (Cost $4,163,460)(g),(h)	$4,163,460

	TOTAL INVESTMENTS - 92.7% (Cost $24,496,460)	$21,710,785
	OTHER ASSETS IN EXCESS OF LIABILITIES – 7.3%	1,720,259
	NET ASSETS - 100.0%	$23,431,044

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The security is illiquid; total illiquid securities represent 0.0% of net assets.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $2,764 or 0.0% of net assets.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,343,481 at March 31, 2021.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the total market value of 144A securities is 1,646,222 or 7.0% of net assets.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(h)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	BUSINESS DEVELOPMENT COMPANIES -9.4%
	ASSET MANAGEMENT - 9.4%
116,675	PennantPark Investment Corporation	$659,214
126,900	Prospect Capital Corporation(a)	973,323
	TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $2,667,588)	1,632,537

	CLOSED END FUND — 1.9%
	MIXED ALLOCATION -1.9%
28,217	NexPoint Strategic Opportunities Fund	321,392

	TOTAL CLOSED END FUND (Cost$322,855)	321,392

	COMMON STOCKS — 27.3%
	ASSET MANAGEMENT -12.3%
30,291	Compass Diversified Holdings(a)	701,237
12,500	Pershing Square Tontine Holdings Ltd.(a),(b)	300,125
34,803	Sculptor Capital Management, Inc.(a)	761,489
26,600	SuRo Capital Corporation(a)	360,430
		2,123,281
	FOOD -1.2%
5,284	Kraft Heinz Company(a)	211,360

	HEALTH CARE FACILITIES & SERVICES -0.9%
1,225	Quest Diagnostics, Inc.	157,217

	HOME CONSTRUCTION - 2.4%
4,665	DR Horton, Inc.	415,745

	OIL & GAS PRODUCERS -3.6%
1,491	Chevron Corporation	156,242
2,177	Exxon Mobil Corporation	121,542
6,282	Marathon Petroleum Corporation	336,024
		613,808
	SPECIALTY FINANCE - 0.0%
451,643	CCF Holdings, LLC(b),(c),(d),(e)	3,477

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	COMMON STOCKS — 27.3% (Continued)
	TECHNOLOGY HARDWARE -4.5%
8,890	HP, Inc.	$282,258
47,154	Pitney Bowes, Inc.	388,549
4,612	Xerox Holdings Corporation	111,933
		782,740
	TECHNOLOGY SERVICES - 1.7%
2,161	International Business Machines Corporation(a)	287,975

	TELECOMMUNICATIONS -0.7%
2,050	Verizon Communications, Inc.(a)	119,208

	TOTAL COMMON STOCKS (Cost $5,375,414)	4,714,811

	REITS —4.7%
	REITS -4.7%
2,390	Innovative Industrial Properties, Inc.(a)	430,582
10,370	Iron Mountain, Inc.(a)	383,794
	TOTAL REITS (Cost$708,084)	814,376

Principal
Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 3.4%
	SPECIALTY FINANCE —3.4%
717,000	EZCORP, Inc.	2.3750	05/01/25	587,492

	TOTAL CONVERTIBLE BONDS (Cost $654,791)			587,492

	CORPORATE BONDS — 48.4%
	APPAREL & TEXTILE PRODUCTS — 2.3%
397,000	Under Armour, Inc.	3.2500	06/15/26	397,983

	AUTOMOTIVE — 3.3%
554,000	American Axle & Manufacturing, Inc.(a)	6.2500	04/01/25	571,313

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal
Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS — 48.4% (Continued)
	CONSTRUCTION MATERIALS — 1.1%
180,000	US Concrete, Inc.(a)	6.3750	06/01/24	$184,163

	HOME CONSTRUCTION —3.8%
635,000	Beazer Homes USA, Inc.	5.8750	10/15/27	658,415

	INTERNET MEDIA & SERVICES — 2.1%
332,000	Uber Technologies, Inc.(d)	8.0000	11/01/26	360,013

	MACHINERY — 2.4%
415,000	Titan International, Inc.	6.5000	11/30/23	414,438

	OIL & GAS PRODUCERS — 5.1%
350,000	Occidental Petroleum Corporation	6.6000	03/15/46	372,531
511,000	PBF Logistics, L.P.	6.8750	05/15/23	512,070
				884,601
	OIL & GAS SERVICES & EQUIPMENT — 2.5%
953,000	Transocean, Inc.	6.8000	03/15/38	438,666

	REITS — 6.0%
378,000	CoreCivic, Inc.	4.7500	10/15/27	337,838
350,000	EPR Properties	5.2500	07/15/23	368,239
332,000	Service Properties Trust	5.2500	02/15/26	333,660
				1,039,737
	RETAIL -DISCRETIONARY — 9.0%
339,000	Bed Bath & Beyond, Inc.(a)	5.1650	08/01/44	309,475
274,000	Kohl’s Corporation(a)	5.5500	07/17/45	310,532
789,000	L Brands, Inc.	6.7500	07/01/36	932,498
				1,552,505
	SEMICONDUCTORS — 4.6%
731,000	Advanced Micro Devices, Inc.	7.5000	08/15/22	791,764

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal
Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS — 48.4% (Continued)
	SPECIALTY FINANCE — 3.4%
566,000	Enova International, Inc.(d)	8.5000	09/15/25	$588,810

	TECHNOLOGY HARDWARE — 0.0%
5,543,000	Energy Conversion Devices, Inc.(c),(d),(e),(f)	—	Perpetual	—

	TRANSPORTATION & LOGISTICS — 2.8%
461,000	Southwest Airlines Company	3.0000	11/15/26	486,131

	TOTAL CORPORATE BONDS (Cost $9,518,975)			8,368,539

Shares
	WARRANT — 0.1%
	ASSET MANAGEMENT -0.1%
1,389	Pershing Square Tontine Holdings Ltd.	11,320

	TOTAL WARRANT (Cost $8,509)	11,320

	COLLATERAL FOR SECURITIES LOANED — 26.9%
4,652,323	Mount Vernon Prime Portfolio, 0.11% (Cost $4,652,323)(g),(h)	4,652,323

	TOTAL INVESTMENTS - 122.1% (Cost $23,908,539)	$21,102,790
	LIABILITIES IN EXCESS OF OTHER ASSETS -(22.1)%	(3,825,511)
	NET ASSETS -100.0%	$17,277,279

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,905,006 at March 31, 2021.

(b)	Non-income producing security.

(c)	The security is illiquid; total illiquid securities represent 0.0% of net assets.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the total market value of 144A securities is 948,823 or 5.5% of net assets.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $3,478 or 0.02% of net assets.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(h)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	REITS - 2.6%
	SPECIALTY FINANCE - 2.6%
100	AGNC Investment Corp.	$1,676
100	Annaly Capital Management, Inc.	860
10,000	Blackstone Mortgage Trust, Inc.	310,000
26,800	New Residential Investment Corp.	301,500
7,000	Starwood Property Trust, Inc.	173,180
	TOTAL REITS (Cost - $790,232)	787,216

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity
	ASSET BACKED SECURITIES - 3.2%
	CMO - 3.1%
45,275	Banc of America Funding 2004-1 Trust PO		—	*	3/25/2034	35,968
10,508,922	Fannie Mae REMIC Trust 2004-W4 IO1 (a)		0.086	**	6/25/2034	37,369
246,555	Fannie Mae REMIC Trust 2004-W4 PO (a)		—	*	6/25/2034	235,114
449,801	Fannie Mae REMIC Trust 2004-W10 PO (a)		—	*	8/25/2034	431,843
83,627	Fannie Mae REMIC Trust 2005-W2 PO (a)		—	*	5/25/2035	81,796
127,734	Fannie Mae Trust 2005-W3 2AF (a)	(-1xlibor01m)+22bps	0.329	***	3/25/2045	127,379
						949,469
	NON AGENCY CMBS - 0.1%
31,195	GS Mortgage Securities Trust 2017-GS5 A2		3.218		3/10/2050	31,445

	TOTAL ASSET BACKED SECURITIES (Cost - $900,401)					980,914

	COLLATERALIZED MORTGAGE OBLIGATIONS - 41.4%
	AGENCY CMBS (a) - 2.7%
129,573	Fannie Mae-Aces 2006-M2 A2A		5.271	**	10/25/2032	142,413
19,453	Freddie Mac Multifamily Structured Pass Through Certificates K095 A1		2.630		11/25/2028	20,730
383,000	FREMF 2015-K50 Mortgage Trust #		3.780	**	10/25/2048	414,268
167,915	Government National Mortgage Association 2007-15 Z		4.297	**	3/16/2047	175,982
17,763	Government National Mortgage Association 2013-32 A		1.900		6/16/2036	17,766
27,776	Government National Mortgage Association 2014-143 AB		2.500		3/16/2040	27,807
31,236	Government National Mortgage Association 2019-2A		3.150		8/16/2051	32,104
						831,070
	CMO (a) - 38.7%
9,076	Fannie Mae Interest Strip 153 2 ^		7.500		7/25/2022	286
41,024	Fannie Mae Interest Strip 264 2		8.000		7/25/2024	4,083
62,190	Fannie Mae Interest Strip 274 2		8.500		10/25/2025	6,631
531,527	Fannie Mae Interest Strip 359 18		6.000		7/25/2035	109,797
1,406,597	Fannie Mae Interest Strip 362 7		5.000	**	8/25/2035	284,395
128,195	Fannie Mae Interest Strip 383 46		6.000		4/25/2038	27,211
11,856	Fannie Mae Interest Strip 383 89		7.500	**	9/25/2037	2,723
259,847	Fannie Mae Interest Strip 385 6		5.000		1/25/2038	48,987
447,805	Fannie Mae Interest Strip 402 7		4.500		11/25/2039	83,985
242,801	Fannie Mae Interest Strip 407 8		5.000		3/25/2041	49,172
713,436	Fannie Mae Interest Strip 408 C3		5.000		11/25/2040	141,320
729,062	Fannie Mae Interest Strip 409 C22		4.500		11/25/2039	137,626
334,857	Fannie Mae Interest Strip 413 80		4.000	**	7/25/2032	41,477
386,408	Fannie Mae Interest Strip 425 133		4.500	**	9/25/2047	62,041
871,635	Fannie Mae REMIC Trust 2004-W5 S1	(-1xlibor01m)+705bps	6.941	***	2/25/2047	194,051
16,223,534	Fannie Mae REMICS 2002-33 IO		0.284	**	6/25/2028	133,646
70,248	Fannie Mae REMICS 2002-40 SK	(-1xlibor01m)+800bps	7.891	***	9/25/2023	5,741
264,323	Fannie Mae REMICS 2002-8 SC	(-1xlibor01m)+775bps	7.641	***	3/25/2032	47,435
368,700	Fannie Mae REMICS 2002-90 DS	(-1xlibor01m)+700bps	6.891	***	9/25/2032	76,258
567,677	Fannie Mae REMICS 2003-2 S	(-1xlibor01m)+775bps	7.641	***	2/25/2033	134,161
111,019	Fannie Mae REMICS 2003-33 IA		6.500		5/25/2033	22,720
1,057,346	Fannie Mae REMICS 2003-48 SI	(-1xlibor01m)+825bps	8.141	***	6/25/2033	252,424
194,127	Fannie Mae REMICS 2004-17 ST	(-1xlibor01m)+760bps	7.491	***	4/25/2034	45,470
14,502	Fannie Mae REMICS 2004-51 SY	(-1xlibor01m)+1424bps	14.023	***	7/25/2034	17,517
535,123	Fannie Mae REMICS 2004-70 XJ		5.000	***	10/25/2034	93,258
524,373	Fannie Mae REMICS 2004-72 BS	(-1xlibor01m)+650bps	6.391	***	9/25/2034	85,251
721,738	Fannie Mae REMICS 2005-89 S	(-1xlibor01m)+670bps	6.591	***	10/25/2035	139,208
345,226	Fannie Mae REMICS 2005-93 Sl	(-1xlibor01m)+610bps	5.991	***	10/25/2035	66,959
520,389	Fannie Mae REMICS 2006-109 SG	(-1xlibor01m)+663bps	6.521	***	11/25/2036	107,984
307,878	Fannie Mae REMICS 2007-44 SA	(-1xlibor01m)+678bps	6.671	***	5/25/2037	69,942
340,232	Fannie Mae REMICS 2007-60 AX	(-1xlibor01m)+715bps	7.041	***	7/25/2037	85,338
180,424	Fannie Mae REMICS 2007-75 ID	(-1xlibor01m)+587bps	5.761	***	8/25/2037	31,015
1,565,001	Fannie Mae REMICS 2010-38 SH	(-1xlibor01m)+635bps	6.241	***	4/25/2040	279,175
1,268,316	Fannie Mae REMICS 2010-52 S	(-1xlibor01m)+635bps	6.241	***	5/25/2040	228,814
817,710	Fannie Mae REMICS 2010-58 SA	(-1xlibor01m)+645bps	6.341	***	6/25/2040	166,652
216,418	Fannie Mae REMICS 2011-127 TE	(-90xlibor01m)+53550bps	4.500	***	12/25/2041	33,976
73,864	Fannie Mae REMICS 2012-106 SA	(-1xlibor01m)+616bps	6.051	***	10/25/2042	13,449
1,231,135	Fannie Mae REMICS 2012-98 WS	(-1xlibor01m)+655bps	6.441	***	9/25/2042	277,104
347,065	Fannie Mae REMICS 2013-10 JS	(-1xlibor01m)+615bps	6.041	***	2/25/2043	65,548
18,451	Fannie Mae REMICS 2013-13 YB		2.500		11/25/2042	18,569
3,314,140	Fannie Mae REMICS 2013-3 IO		3.000		2/25/2033	373,817

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 41.4% (Continued)
	CMO (a) - 38.7% (Continued)
609,752	Fannie Mae REMICS 2013-80 HS	(-1xlibor01m)+1300bps	12.565	***	7/25/2043	$784,312
1,468,061	Fannie Mae REMICS 2016-32 IG	(-1xlibor01m)+180bps	1.731	***	1/25/2043	64,746
312,935	Fannie Mae REMICS 2016-78 CS	(-1xlibor01m)+610bps	5.991	***	5/25/2039	57,663
625,474	Fannie Mae REMICS 2019-68 IO	(-1xlibor01m)+400bps	3.891	***	6/25/2043	17,430
2,250,028	Fannie Mae REMICS 2020-45 KI		2.500		7/25/2050	191,319
2,154,609	Fannie Mae Trust 2003-W6 5S	(-1xlibor01m)+760bps	7.491	***	9/25/2042	462,288
185,346	Freddie Mac REMICS 2385 SB	(-1xlibor01m)+787bps	7.764	***	5/15/2029	32,911
289,784	Freddie Mac REMICS 2470 SR	(-1xlibor01m)+800bps	7.894	***	12/15/2031	57,556
425,894	Freddie Mac REMICS 2479 SA	(-1xlibor01m)+810bps	7.994	***	8/15/2032	62,770
680,858	Freddie Mac REMICS 2530 QI	(-1xlibor01m)+700bps	6.894	***	1/15/2032	131,059
50,673	Freddie Mac REMICS 2611 SQ	(-1xlibor01m)+1300bps	12.788	***	5/15/2033	63,446
41,993	Freddie Mac REMICS 2795 SY	(-1xlibor01m)+1440bps	14.146	***	12/15/2032	53,852
126,124	Freddie Mac REMICS 2979 BS	(-1xlibor01m)+2427bps	23.885	***	5/15/2035	201,892
84,836	Freddie Mac REMICS 3034 LA		5.000		9/15/2035	93,300
1,260,296	Freddie Mac REMICS 3055 CS	(-1xlibor01m)+659bps	6.484	***	10/15/2035	293,979
651,845	Freddie Mac REMICS 3147 LS	(-1xlibor01m)+665bps	6.544	***	4/15/2036	140,997
633,429	Freddie Mac REMICS 3218 AS	(-1xlibor01m)+658bps	6.474	***	9/15/2036	139,132
182,000	Freddie Mac REMICS 3237 CE		5.500		11/15/2036	220,440
547,839	Freddie Mac REMICS 3347 SY	(-1xlibor01m)+650bps	6.394	***	2/15/2036	121,324
954,252	Freddie Mac REMICS 3365 SC	(-1xlibor01m)+600bps	5.894	***	2/15/2036	196,990
221,394	Freddie Mac REMICS 3415 IP		6.500		12/15/2037	47,429
528,638	Freddie Mac REMICS 3424 XI	(-1xlibor01m)+657bps	6.464	***	5/15/2036	102,545
1,377,493	Freddie Mac REMICS 3428 SL	(-1xlibor01m)+606bps	5.954	***	7/15/2036	277,672
662,122	Freddie Mac REMICS 3457 SB	(-1xlibor01m)+595bps	5.844	***	12/15/2036	134,650
245,987	Freddie Mac REMICS 3744 SC	(-1xlibor01m)+980bps	9.588	***	10/15/2040	269,532
123,010	Freddie Mac REMICS 3772 SA	(-1xlibor01m)+1491bps	14.592	***	12/15/2040	180,053
157,697	Freddie Mac REMICS 3820 HI		4.500		5/15/2040	8,872
261,573	Freddie Mac REMICS 3828 SW	(-1xlibor01m)+1320bps	12.882	***	2/15/2041	353,960
101,766	Freddie Mac REMICS 3967 AI		5.000		3/15/2041	8,519
487,387	Freddie Mac REMICS 3984 QS	(-1xlibor01m)+660bps	6.494	***	12/15/2039	21,654
296,570	Freddie Mac REMICS 3997 SK	(-1xlibor01m)+660bps	6.494	***	11/15/2041	39,426
259,710	Freddie Mac REMICS 4001 MY		4.000		8/15/2040	19,762
423,452	Freddie Mac REMICS 4185 ES	(-1xlibor01m)+600bps	5.841	***	3/15/2043	433,396
69,622	Freddie Mac REMICS 4238 YX	(-1xlibor01m)+1297bps	12.600	***	8/15/2043	63,861
578,035	Freddie Mac REMICS 4320 SD	(-1xlibor01m)+610bps	5.994	***	7/15/2039	106,318
2,585,332	Freddie Mac REMICS 4603 KI	(-1xlibor01m)+130bps	1.246	***	1/15/2043	158,963
7,981,820	Freddie Mac REMICS 4605 KI	(-1xlibor01m)+117bps	1.125	***	8/15/2043	251,703
167,043	Freddie Mac REMICS 4784 ED		4.000		6/15/2044	168,078
21,561	Freddie Mac REMICS 4794 DA		4.500		8/15/2044	21,598
151,953	Freddie Mac REMICS 4881 PB		3.000		1/15/2047	153,809
1,644,635	Freddie Mac REMICS 4995 KI		5.500		12/25/2043	297,797
133,403	Freddie Mac Strips 183 IO		7.000		4/1/2027	17,318
1,188,221	Freddie Mac Strips 240 S16	(-1xlibor01m)+650bps	6.394	***	7/15/2036	238,202
772,344	Freddie Mac Strips 240 S30	(-1xlibor01m)+770bps	7.594	***	7/15/2036	189,539
389,489	Freddie Mac Strips 242 S54	(-1xlibor01m)+860bps	8.494	***	11/15/2036	116,157
160,731	Freddie Mac Strips 244 S14	(-1xlibor01m)+660bps	6.494	***	12/15/2036	31,101
74,337	Government National Mortgage Association 2004-1 TE		5.000		6/20/2033	81,334
130,861	Government National Mortgage Association 2013-22 GA		2.500		10/20/2041	134,897
49,822	Government National Mortgage Association 2014-131 BW		2.692		5/20/2041	52,014
71,690	Government National Mortgage Association 2015-10 SL	(-1xlibor01m)+410bps	3.989	***	2/20/2042	69,131
2,217,422	Government National Mortgage Association 2016-17 GI	(-1xlibor01m)+263bps	2.524	***	8/20/2045	234,054
440,484	Government National Mortgage Association 2018-67 SC	(-1xlibor01m)+620bps	6.089	***	5/20/2048	77,814
						11,813,780

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,307,434)					12,644,850

	U.S. GOVERNMENT & AGENCIES - 17.2%
	AGENCY FIXED RATE (a) - 16.8%
2,000,000	Fannie Mae or Freddie Mac 2 4/21		2.000		8/25/2050	1,994,258
2,000,000	Fannie Mae or Freddie Mac 2.5 4/21		2.500		7/25/2050	2,051,055
4,950	Fannie Mae Pool AM6381		3.290		8/1/2026	5,399
933,467	Freddie Mac Gold Pool G60687		8.500		5/1/2031	1,066,320
						5,117,032
	AGENCY MBS OTHER (a) - 0.4%
128,428	Fannie Mae Pool AM2788		2.800		3/1/2023	133,935

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $5,251,626)					5,250,967

Shares
	SHORT-TERM INVESTMENTS - 22.5%
	MONEY MARKET FUNDS - 22.5%
2,101,411	Fidelity Investments Money Market Funds - Institutional Class, 0.01% ***	2,101,411
4,777,123	First American Government Obligations Portfolio- Institutional Class 0.04% ***	4,777,123
	TOTAL SHORT TERM INVESTMENTS (Cost $6,878,534)	6,878,534

	TOTAL INVESTMENTS - 86.9% (Cost - $26,128,227)	$26,542,481
	OTHER ASSETS LESS LIABILITIES - 13.1%	4,008,062
	NET ASSETS - 100.0%	$30,550,543

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

					Unrealized
					Appreciation/
Long Contracts		Counterparty	Notional Amount	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.2)%
10	90-Day Euro$ Future	Wedbush	$7,480,875	June-21	$1,000
10	90-Day Euro$ Future	Wedbush	7,477,500	September-21	(625)
10	90-Day Euro$ Future	Wedbush	7,467,375	December-21	(2,188)
10	90-Day Euro$ Future	Wedbush	7,463,625	March-22	(537)
	NET UNREALIZED DEPRECIATION FROM OPEN LONG FUTURE CONTRACTS				(2,350)

					Unrealized
Short Contracts		Counterparty	Notional Amount	Maturity	Appreciation
	OPEN SHORT FUTURES CONTRACTS - (0.2)%
15	90-Day Euro$ Future	Wedbush	3,720,750	June-23	2,562
15	90-Day Euro$ Future	Wedbush	3,711,375	September-23	3,312
15	90-Day Euro$ Future	Wedbush	3,704,813	December-23	4,500
15	90-Day Euro$ Future	Wedbush	3,698,250	March-24	6,250
60	90-Day Euro$ Future	Wedbush	14,766,750	June-24	21,313
60	90-Day Euro$ Future	Wedbush	14,742,000	September-24	24,063
60	90-Day Euro$ Future	Wedbush	14,719,500	December-24	27,562
60	90-Day Euro$ Future	Wedbush	14,700,000	March-25	24,775
27	US 10 Year Note (CBT)	Wedbush	3,535,326	June-21	5,471
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURE CONTRACTS				119,808

	TOTAL UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS				117,458

Contracts (b)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	WRITTEN OPTIONS - 0.0% ^
	CALL OPTIONS WRITTEN - 0.0%
4,810	Annaly Capital Management, Inc.	Interactive Brokers	4,810,000	4/16/2021	10.00	$4,810
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $4,669)					4,810

*	Zero Coupon Rate.

**	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

***	Floating or variable rate security; rate shown represents the rate at March 31, 2021.

^	Non-income producing security.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2021, these securities amounted to $414,268 or 1.4% of net assets.

^	The security is illiquid; total illiquid securities represent 0.0% of net assets.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government, (except Government National Mortgage Association which is government guaranteed). The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	Each contract is equivalent to one futures contract.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 72.9%
	FIXED INCOME - 72.9%
22,000	iShares 0-5 Year Investment Grade Corporate Bond ETF			$1,139,160
294,126	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF			16,082,810
81,948	JPMorgan Ultra-Short Income ETF			4,159,271
360,164	PGIM Ultra Short Bond ETF			17,954,175
194,990	Vanguard Short-Term Corporate Bond ETF			16,086,675
				55,422,091

	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,350,778)			55,422,091

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 17.9%
	ADVERTISING & MARKETING — 0.5%
400,000	Interpublic Group of Companies, Inc. (The)	3.7500	10/01/21	406,719

	AUTOMOTIVE — 0.7%
500,000	Ford Motor Credit Company, LLC	3.4700	04/05/21	500,000

	BANKING — 6.5%
350,000	Bank of Montreal	2.9000	03/26/22	359,110
250,000	Citigroup, Inc.	2.9000	12/08/21	254,010
400,000	Citizens Bank NA	2.5500	05/13/21	400,189
250,000	Credit Agricole S.A.	3.3750	01/10/22	255,980
400,000	Fifth Third Bank NA	2.2500	06/14/21	400,895
350,000	ING Groep N.V.	3.1500	03/29/22	359,943
500,000	Lloyds Banking Group PLC	3.0000	01/11/22	509,857
300,000	Mitsubishi UFJ Financial Group, Inc.	2.1900	09/13/21	302,513
250,000	Mitsubishi UFJ Financial Group, Inc.	3.2180	03/07/22	256,669
600,000	MUFG Americas Holdings Corporation	3.5000	06/18/22	622,298
100,000	Skandinaviska Enskilda Banken A.B.	1.8750	09/13/21	100,746
250,000	Societe Generale S.A.	5.2000	04/15/21	250,344
500,000	Sumitomo Mitsui Financial Group, Inc.	2.4420	10/19/21	506,045
300,000	Truist Financial Corporation	2.7000	01/27/22	305,463
				4,884,062

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.9% (Continued)
	BEVERAGES — 0.5%
50,000	Molson Coors Beverage Company	2.1000	07/15/21	$50,159
350,000	Molson Coors Beverage Company	3.5000	05/01/22	361,185
				411,344
	BIOTECH & PHARMACEUTICALS — 0.9%
603,000	AbbVie, Inc.	3.3750	11/14/21	614,078

	CHEMICALS — 0.4%
325,000	Sherwin-Williams Company (The)	4.2000	01/15/22	331,638

	E-COMMERCE DISCRETIONARY — 0.6%
425,000	eBay, Inc.	3.8000	03/09/22	437,433

	ELECTRIC UTILITIES — 0.5%
400,000	Southern Company (The)	2.3500	07/01/21	401,256

	HEALTH CARE FACILITIES & SERVICES — 0.3%
150,000	CVS Health Corporation	2.1250	06/01/21	150,201
100,000	Laboratory Corp of America Holdings	3.2000	02/01/22	102,333
				252,534
	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
250,000	Goldman Sachs Group, Inc. (The)	5.7500	01/24/22	260,920
250,000	Morgan Stanley	5.5000	07/28/21	254,125
				515,045
	INSURANCE — 0.9%
300,000	Lincoln National Corporation	4.2000	03/15/22	310,733
400,000	Progressive Corporation (The)	3.7500	08/23/21	405,413
				716,146
	LEISURE FACILITIES & SERVICES — 0.3%
250,000	Marriott International, Inc.	3.1250	10/15/21	251,626

	MACHINERY — 1.5%
250,000	Caterpillar Financial Services Corporation	1.7000	08/09/21	251,385
250,000	John Deere Capital Corporation	3.2000	01/10/22	255,773
350,000	John Deere Capital Corporation	2.9500	04/01/22	359,604

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.9% (Continued)
	MACHINERY — 1.5% (Continued)
250,000	Xylem, Inc./NY	4.8750	10/01/21	$255,321
				1,122,083
	MEDICAL EQUIPMENT & DEVICES — 0.3%
250,000	Baxter International, Inc.	1.7000	08/15/21	251,015

	OIL & GAS PRODUCERS — 0.4%
300,000	Williams Companies, Inc. (The)	7.8750	09/01/21	308,780

	SEMICONDUCTORS — 0.1%
50,000	Lam Research Corporation	2.8000	06/15/21	50,138

	SPECIALTY FINANCE — 1.3%
500,000	Ally Financial, Inc.	4.2500	04/15/21	500,513
205,000	American Express Company	3.3750	05/17/21	205,189
300,000	Capital One Financial Corporation	4.7500	07/15/21	303,659
				1,009,361
	TECHNOLOGY HARDWARE — 0.5%
375,000	Hewlett Packard Enterprise Company	3.5000	10/05/21	379,967

	TECHNOLOGY SERVICES — 0.5%
400,000	Equifax, Inc.	3.6000	08/15/21	404,674

	TRANSPORTATION & LOGISTICS — 0.5%
400,000	FedEx Corporation	3.4000	01/14/22	409,404

	TOTAL CORPORATE BONDS (Cost $13,540,957)			13,657,303

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	OPTIONS PURCHASED - 9.4%
	CALL OPTIONS PURCHASED - 8.1%
300	SPDR S&P 500 ETF Trust	IB	04/16/2021	$390	$11,889,900	270,900
100	SPDR S&P 500 ETF Trust	IB	05/21/2021	393	3,963,300	113,900
125	SPDR S&P 500 ETF Trust	IB	05/21/2021	396	4,954,125	117,500
119	SPDR S&P 500 ETF Trust	IB	05/21/2021	398	4,716,327	98,056
80	SPDR S&P 500 ETF Trust	IB	06/18/2021	348	3,170,640	409,360
15	SPDR S&P 500 ETF Trust	IB	06/18/2021	373	594,495	45,855

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	OPTIONS PURCHASED - 9.4% (Continued)
	CALL OPTIONS PURCHASED - 8.1% (Continued)
109	SPDR S&P 500 ETF Trust	IB	06/18/2021	$393	$4,319,997	$154,017
135	SPDR S&P 500 ETF Trust	IB	06/18/2021	394	5,350,455	179,820
64	SPDR S&P 500 ETF Trust	IB	06/18/2021	395	2,536,512	81,792
115	SPDR S&P 500 ETF Trust	IB	06/18/2021	396	4,557,795	139,265
40	SPDR S&P 500 ETF Trust	IB	09/17/2021	323	1,585,320	309,820
250	SPDR S&P 500 ETF Trust	IB	09/17/2021	329	9,908,250	1,800,501
25	SPDR S&P 500 ETF Trust	IB	09/17/2021	334	990,825	168,850
25	SPDR S&P 500 ETF Trust	IB	09/17/2021	335	990,825	166,625
20	SPDR S&P 500 ETF Trust	IB	09/17/2021	343	792,660	119,210
30	SPDR S&P 500 ETF Trust	IB	09/17/2021	350	1,188,990	160,680
100	SPDR S&P 500 ETF Trust	IB	12/17/2021	357	3,963,300	513,150
10	SPDR S&P 500 ETF Trust	IB	12/17/2021	358	396,330	50,520
15	SPDR S&P 500 ETF Trust	IB	12/17/2021	366	594,495	66,435
15	SPDR S&P 500 ETF Trust	IB	12/17/2021	367	594,495	65,288
20	SPDR S&P 500 ETF Trust	IB	12/17/2021	368	792,660	85,520
90	SPDR S&P 500 ETF Trust	IB	12/17/2021	372	3,566,970	369,270
15	SPDR S&P 500 ETF Trust	IB	12/17/2021	373	594,495	58,500
50	SPDR S&P 500 ETF Trust	IB	12/17/2021	379	1,981,650	173,025
40	SPDR S&P 500 ETF Trust	IB	01/21/2022	380	1,585,320	146,160
15	SPDR S&P 500 ETF Trust	IB	01/21/2022	394	594,495	39,765
60	SPDR S&P 500 ETF Trust	IB	01/21/2022	395	2,377,980	153,300
50	SPDR S&P 500 ETF Trust	IB	03/18/2022	393	1,981,650	145,975
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,077,597)					6,203,059

	PUT OPTIONS PURCHASED - 1.3%
300	SPDR S&P 500 ETF Trust	IB	04/16/2021	$351	$11,889,900	8,700
100	SPDR S&P 500 ETF Trust	IB	05/21/2021	354	3,963,300	18,500
125	SPDR S&P 500 ETF Trust	IB	05/21/2021	357	4,954,125	26,625
119	SPDR S&P 500 ETF Trust	IB	05/21/2021	358	4,716,327	25,704
115	SPDR S&P 500 ETF Trust	IB	06/18/2021	326	4,557,795	20,930
100	SPDR S&P 500 ETF Trust	IB	06/18/2021	340	3,963,300	26,300
158	SPDR S&P 500 ETF Trust	IB	06/18/2021	342	6,262,014	42,344
145	SPDR S&P 500 ETF Trust	IB	06/18/2021	345	5,746,785	42,485
165	SPDR S&P 500 ETF Trust	IB	09/17/2021	333	6,539,445	107,745
100	SPDR S&P 500 ETF Trust	IB	09/17/2021	342	3,963,300	75,700
125	SPDR S&P 500 ETF Trust	IB	09/17/2021	347	4,954,125	100,125
50	SPDR S&P 500 ETF Trust	IB	12/17/2021	332	1,981,650	50,025
150	SPDR S&P 500 ETF Trust	IB	12/17/2021	339	5,944,950	167,100
115	SPDR S&P 500 ETF Trust	IB	12/17/2021	345	4,557,795	141,450
40	SPDR S&P 500 ETF Trust	IB	01/21/2022	335	1,585,320	46,380
15	SPDR S&P 500 ETF Trust	IB	01/21/2022	345	594,495	20,115
60	SPDR S&P 500 ETF Trust	IB	01/21/2022	346	2,377,980	81,630
50	SPDR S&P 500 ETF Trust	IB	03/18/2022	345	1,981,650	78,300
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,163,959)					1,080,158

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $6,241,556)					7,283,217

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Fair Value

TOTAL INVESTMENTS - 100.2% (Cost $75,133,291)	$76,362,611
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(265,622)
NET ASSETS - 100.0%	$76,096,989

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN OPTIONS - (4.2)%
	CALL OPTIONS WRITTEN- (1.8)%
300	SPDR S&P 500 ETF Trust	IB	04/16/2021	$410	$11,889,900	$15,000
100	SPDR S&P 500 ETF Trust	IB	05/21/2021	416	3,963,300	16,100
125	SPDR S&P 500 ETF Trust	IB	05/21/2021	421	4,954,125	12,125
119	SPDR S&P 500 ETF Trust	IB	05/21/2021	422	4,716,327	10,472
115	SPDR S&P 500 ETF Trust	IB	06/18/2021	396	4,557,795	139,265
100	SPDR S&P 500 ETF Trust	IB	06/18/2021	402	3,963,300	85,600
115	SPDR S&P 500 ETF Trust	IB	06/18/2021	408	4,557,795	69,805
50	SPDR S&P 500 ETF Trust	IB	06/18/2021	409	1,981,650	26,550
138	SPDR S&P 500 ETF Trust	IB	06/18/2021	415	5,469,354	48,162
194	SPDR S&P 500 ETF Trust	IB	09/17/2021	410	7,688,802	215,534
71	SPDR S&P 500 ETF Trust	IB	09/17/2021	422	2,813,943	44,553
125	SPDR S&P 500 ETF Trust	IB	09/17/2021	430	4,954,125	55,625
225	SPDR S&P 500 ETF Trust	IB	12/17/2021	415	8,917,425	292,050
90	SPDR S&P 500 ETF Trust	IB	12/17/2021	425	3,566,970	80,550
40	SPDR S&P 500 ETF Trust	IB	01/21/2022	415	1,585,320	60,000
75	SPDR S&P 500 ETF Trust	IB	01/21/2022	430	2,972,475	63,750
50	SPDR S&P 500 ETF Trust	IB	03/18/2022	430	1,981,650	55,750
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,450,237)					1,290,891

	PUT OPTIONS WRITTEN - (2.4)%
300	SPDR S&P 500 ETF Trust	IB	04/16/2021	$390	$11,889,900	86,700
100	SPDR S&P 500 ETF Trust	IB	05/21/2021	393	3,963,300	80,500
125	SPDR S&P 500 ETF Trust	IB	05/21/2021	396	4,954,125	114,250
119	SPDR S&P 500 ETF Trust	IB	05/21/2021	398	4,716,327	118,524
115	SPDR S&P 500 ETF Trust	IB	06/18/2021	326	4,557,795	20,930
80	SPDR S&P 500 ETF Trust	IB	06/18/2021	348	3,170,640	24,800
15	SPDR S&P 500 ETF Trust	IB	06/18/2021	373	594,495	9,165
109	SPDR S&P 500 ETF Trust	IB	06/18/2021	393	4,319,997	123,279
135	SPDR S&P 500 ETF Trust	IB	06/18/2021	394	5,350,455	157,410
64	SPDR S&P 500 ETF Trust	IB	06/18/2021	395	2,536,512	77,120
40	SPDR S&P 500 ETF Trust	IB	09/17/2021	323	1,585,320	21,840
250	SPDR S&P 500 ETF Trust	IB	09/17/2021	329	9,908,250	146,500
25	SPDR S&P 500 ETF Trust	IB	09/17/2021	334	990,825	16,625
25	SPDR S&P 500 ETF Trust	IB	09/17/2021	335	990,825	16,150

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN OPTIONS - (4.2)% (Continued)
	PUT OPTIONS WRITTEN - (2.4)% (Continued)
20	SPDR S&P 500 ETF Trust	IB	09/17/2021	$343	$792,660	$15,410
30	SPDR S&P 500 ETF Trust	IB	09/17/2021	350	1,188,990	26,040
100	SPDR S&P 500 ETF Trust	IB	12/17/2021	357	3,963,300	145,550
10	SPDR S&P 500 ETF Trust	IB	12/17/2021	358	396,330	14,765
15	SPDR S&P 500 ETF Trust	IB	12/17/2021	366	594,495	24,878
15	SPDR S&P 500 ETF Trust	IB	12/17/2021	367	594,495	25,245
20	SPDR S&P 500 ETF Trust	IB	12/17/2021	368	792,660	34,140
90	SPDR S&P 500 ETF Trust	IB	12/17/2021	372	3,566,970	162,360
15	SPDR S&P 500 ETF Trust	IB	12/17/2021	373	594,495	27,533
50	SPDR S&P 500 ETF Trust	IB	12/17/2021	379	1,981,650	99,975
40	SPDR S&P 500 ETF Trust	IB	01/21/2022	380	1,585,320	84,800
15	SPDR S&P 500 ETF Trust	IB	01/21/2022	394	594,495	38,835
60	SPDR S&P 500 ETF Trust	IB	01/21/2022	395	2,377,980	160,560
50	SPDR S&P 500 ETF Trust	IB	03/18/2022	393	1,981,650	147,100
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $4,410,206)					2,020,984

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $5,860,443)					$3,311,875

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipt

IB Interactive Brokers

(a)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.8%
	AUTO LOAN — 0.0%(a)
85,000	First Investors Auto Owner Trust 2017-2(b)		3.5600	09/15/23	$86,895

	COLLATERALIZED MORTGAGE OBLIGATIONS — 53.0%
5,106,957	Adjustable Rate Mortgage Trust 2005-12(c)	US0001M + 0.500%	0.6090	03/25/36	2,667,745
340,745	Adjustable Rate Mortgage Trust 2007-3(b),(c)		5.0950	11/25/37	316,491
559,476	Alternative Loan Trust 2004-15(c)		2.6770	09/25/34	543,646
395,904	Alternative Loan Trust 2005-11CB		5.5000	06/25/35	385,674
144,290	Alternative Loan Trust 2005-28CB		6.0000	08/25/35	98,482
320,030	Alternative Loan Trust 2005-3CB		5.0000	03/25/35	312,581
992,989	Alternative Loan Trust 2005-64CB		6.0000	12/25/35	1,001,210
620,471	Alternative Loan Trust 2005-65CB		6.0000	01/25/36	567,089
1,982,633	Alternative Loan Trust 2005-69(c)	12MTA + 1.000%	1.2590	12/25/35	1,918,887
353,758	Alternative Loan Trust 2005-7CB		5.5000	03/25/35	352,274
846,606	Alternative Loan Trust 2006-12CB(c)	US0001M + 5.750%	5.7500	05/25/36	625,532
617,680	Alternative Loan Trust 2006-12CB		6.0000	05/25/36	468,104
1,293,433	Alternative Loan Trust 2006-45T1		6.0000	02/25/37	968,930
1,561,914	Alternative Loan Trust 2006-9T1		6.0000	05/25/36	1,055,643
2,819,915	Alternative Loan Trust 2007-12T1		6.0000	06/25/37	2,021,168
2,312,469	Alternative Loan Trust 2007-23CB		6.5000	09/25/37	1,828,314
296,826	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	295,751
409,217	Banc of America Alternative Loan Trust 2006-5		6.0000	06/25/46	405,067
12,819	Banc of America Funding 2004-3 Trust		5.5000	10/25/34	12,744
229,145	Banc of America Funding 2005-5 Trust		5.5000	09/25/35	243,047
389,727	Banc of America Funding 2005-H Trust(c)		2.7940	11/20/35	383,319
65,339	Banc of America Funding 2006 J Trust(c)		3.1340	01/20/47	63,934
69,053	Banc of America Funding 2006 J Trust(c)		3.3760	01/20/47	66,440
162,988	Banc of America Funding 2006-5 Trust		6.0000	09/25/36	160,275
810,061	Banc of America Funding 2006-H Trust(c)		3.2230	09/20/46	786,430
136,326	Banc of America Funding 2007-2 Trust(c)		3.5400	03/25/37	135,499
615,659	Banc of America Funding 2007-4 Trust(d)		5.7740	05/25/37	629,049
3,668,793	Banc of America Funding 2007-4 Trust		6.0000	06/25/37	3,680,706
1,310,982	Banc of America Funding 2007-7 Trust		6.0000	08/25/37	1,303,541
243,069	Banc of America Funding 2007-A Trust(c)	US0001M + 0.210%	0.5310	02/20/47	229,996
510,765	Banc of America Funding 2009-R9 Trust(b),(c)		3.8460	11/26/21	467,481

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 53.0% (Continued)
488,529	Banc of America Funding 2010-R8 Trust(b)		5.7500	05/26/36	$437,959
175,501	Banc of America Mortgage 2005-A Trust(c)		2.4920	02/25/35	157,818
11,916	Banc of America Mortgage 2005-A Trust(c)		2.5600	02/25/35	12,347
21,771	Banc of America Mortgage 2005-G Trust(c)		3.2270	08/25/35	20,921
345,637	Banc of America Mortgage 2006-2 Trust(c)	US0001M + 6.000%	6.0000	07/25/46	331,366
524,423	Banc of America Mortgage 2006-A Trust(c)		2.6870	02/25/36	516,589
126,637	Bear Stearns ALT-A Trust 2005-4(c)		2.7620	05/25/35	129,835
1,122,319	Bear Stearns ALT-A Trust 2006-6(c)		3.2560	11/25/36	770,970
346,971	Bear Stearns ALT-A Trust 2006-8(c)		2.9520	08/25/46	279,886
39,248	Bear Stearns ARM Trust 2004-10(c)		2.8580	01/25/35	38,284
109,861	Bear Stearns ARM Trust 2004-7(c)		2.6250	10/25/34	112,236
202,643	Bear Stearns ARM Trust 2005-12(c)		3.2360	02/25/36	196,219
47,351	Bear Stearns ARM Trust 2006-2(c)		3.2630	07/25/36	46,594
443,833	Bear Stearns ARM Trust 2006-4(c)		2.9530	10/25/36	433,769
220,967	Bear Stearns Asset Backed Securities I Trust 2006-AC3(c)	US0001M + 0.400%	0.5090	05/25/36	93,561
599,929	Chase Mortgage Finance Trust Series 2006-S2		6.2500	10/25/36	384,778
368,088	Chase Mortgage Finance Trust Series 2006-S3		6.0000	11/25/36	250,979
351,127	Chase Mortgage Finance Trust Series 2006-S4		6.0000	12/25/36	241,390
274,088	ChaseFlex Trust Series 2005-2		6.5000	06/25/35	225,264
383,692	ChaseFlex Trust Series 2007-1		6.5000	02/25/37	208,305
93,915	Chevy Chase Funding, LLC Mortgage-Backed Certificates Series 2004-1(b),(c)	US0001M + 0.330%	1.0240	01/25/35	95,913
125,613	CHL Mortgage Pass-Through Trust 2003-56(c)		3.6720	12/25/33	130,634
648,128	CHL Mortgage Pass-Through Trust 2004-HYB6(c)		2.7700	11/20/34	669,737
778,052	CHL Mortgage Pass-Through Trust 2005-HYB9(c)	US0012M + 1.750%	2.1090	02/20/36	783,332
750,231	CHL Mortgage Pass-Through Trust 2006-12		6.0000	07/25/36	574,813
153,608	CHL Mortgage Pass-Through Trust 2006-J4		6.2500	09/25/36	100,313
1,955,776	CHL Mortgage Pass-Through Trust 2007-1		6.0000	03/25/37	1,519,432
459,499	CHL Mortgage Pass-Through Trust 2007-5		5.7500	05/25/37	358,897
394,410	CHL Mortgage Pass-Through Trust 2007-8		6.0000	01/25/38	279,488
698,946	CHL Mortgage Pass-Through Trust 2007-HY3(c)		3.9330	06/25/47	720,800
183,772	CHL Mortgage Pass-Through Trust 2007-J2		6.0000	07/25/37	105,628
1,777,014	Citicorp Mortgage Securities Trust Series 2006-3		6.0000	06/25/36	1,791,569
1,045,302	Citicorp Mortgage Securities Trust Series 2006-3		6.2500	06/25/36	1,064,809
1,214,253	Citicorp Mortgage Securities Trust Series 2006-5		6.0000	10/25/36	1,208,638

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 53.0% (Continued)
1,511,386	Citicorp Mortgage Securities Trust Series 2008-1		6.2500	02/25/38	$1,498,567
692,210	Citigroup Mortgage Loan Trust 2006-AR5(c)		3.2920	07/25/36	644,440
382,604	Citigroup Mortgage Loan Trust 2007-6(c)		2.7640	03/25/37	344,422
171,938	Citigroup Mortgage Loan Trust 2009-6(b),(c)		6.0000	08/25/22	167,719
591,370	Citigroup Mortgage Loan Trust, Inc.(b),(c)	US0001M + 0.350%	0.4590	02/25/31	564,426
48,988	Citigroup Mortgage Loan Trust, Inc.		5.0000	07/25/34	48,745
4,099,616	Citigroup Mortgage Loan Trust, Inc.(c)		2.8250	05/25/47	3,989,429
804,660	CitiMortgage Alternative Loan Trust Series 2007-A2		6.0000	02/25/37	807,739
184,857	CitiMortgage Alternative Loan Trust Series 2007-A3(c)		6.0000	03/25/37	188,869
286,193	Credit Suisse First Boston Mortgage Securities Corp.		5.0000	07/25/35	290,374
3,152,866	Credit Suisse First Boston Mortgage Securities Corp.		6.0000	09/25/35	1,770,559
321,917	Credit Suisse First Boston Mortgage Securities Corp.		6.0000	12/25/35	310,908
431,632	Credit Suisse First Boston Mortgage Securities Corp.		5.2500	01/25/36	431,773
757,991	Credit Suisse First Boston Mortgage Securities Corp.		6.5000	01/25/36	339,285
50,321	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.5000	12/25/33	51,778
19,793	CSFB Mortgage-Backed Pass-Through Certificates 2004-AR5(c)		3.3770	06/25/34	20,168
203,482	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10		5.7500	11/25/35	134,348
687,429	CSMC 2019-RPL8 Trust(b),(c)		3.3220	10/25/58	693,153
2,008,353	CSMC Mortgage-Backed Trust 2006-3(d)		6.1640	04/25/36	328,413
6,504,880	CSMC Mortgage-Backed Trust 2006-3(d)		6.3100	04/25/36	1,063,865
1,698,956	CSMC Mortgage-Backed Trust 2006-5		6.2500	06/25/36	612,327
788,021	CSMC Mortgage-Backed Trust 2006-5		6.5000	06/25/36	294,869
2,997,040	CSMC Mortgage-Backed Trust 2006-7		6.5000	08/25/36	934,141
2,839,192	CSMC Mortgage-Backed Trust 2006-9		6.0000	11/25/36	2,332,703
1,902,852	CSMC Mortgage-Backed Trust 2007-1		6.0000	02/25/37	1,678,755
94,551	CSMC Mortgage-Backed Trust 2007-5		6.0000	10/25/24	96,830
101,658	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-2(d)		5.0900	01/25/34	104,268
731,224	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4(c)		3.7010	06/25/34	750,857
54,277	First Horizon Alternative Mortgage Securities Trust 2004-AA3(c)		2.2860	09/25/34	53,983
15,474	First Horizon Alternative Mortgage Securities Trust 2005-AA6(c)		2.3100	08/25/35	14,576
302,102	First Horizon Alternative Mortgage Securities Trust 2006-FA1		6.0000	04/25/36	210,189
612,108	First Horizon Alternative Mortgage Securities 2006-FA3		6.0000	07/25/36	425,760
42,132	First Horizon Mortgage Pass-Through Trust 2000-H(c)		2.6390	05/25/30	42,370

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 53.0% (Continued)
411,397	First Horizon Mortgage Pass-Through Trust 2007-AR3(c)		3.1420	11/25/37	$404,401
124,058	GMACM Mortgage Loan Trust 2005-AR1(c)		2.7660	03/18/35	126,145
164,343	GSMPS Mortgage Loan Trust(b),(c)		7.5000	06/19/27	164,434
246,673	GSMPS Mortgage Loan Trust(b),(c)		8.0000	09/19/27	247,038
465,935	GSR Mortgage Loan Trust 2003-5F		4.0000	08/25/32	482,463
99,555	GSR Mortgage Loan Trust 2004-14(c)		2.8560	12/25/34	105,454
106,000	GSR Mortgage Loan Trust 2004-2F		7.0000	01/25/34	113,719
90,294	GSR Mortgage Loan Trust 2004-6F		5.0000	05/25/34	89,069
212,513	GSR Mortgage Loan Trust 2005-AR4(c)		3.7500	07/25/35	219,571
2,103,124	GSR Mortgage Loan Trust 2006-2F		5.7500	02/25/36	2,126,665
1,990,395	GSR Mortgage Loan Trust 2006-2F		5.7500	02/25/36	2,012,675
374,355	GSR Mortgage Loan Trust 2006-3F		5.7500	03/25/36	403,203
567,810	GSR Mortgage Loan Trust 2006-9F		6.5000	10/25/36	418,814
25,192	GSR Mortgage Loan Trust 2006-AR1(c)		3.0180	01/25/36	25,839
364,430	GSR Mortgage Loan Trust 2007-1F		6.0000	01/25/37	319,337
45,539	HarborView Mortgage Loan Trust 2004-6(c)		1.7230	08/19/34	46,156
195,550	HomeBanc Mortgage Trust 2004-2(c)	US0001M + 0.740%	0.8490	12/25/34	206,410
111,633	HomeBanc Mortgage Trust 2005-5(c)	US0001M + 0.340%	0.7890	01/25/36	110,822
519,746	HSI Asset Loan Obligation Trust 2007-2		6.0000	09/25/37	267,141
522,255	Impac CMB Trust Series 2004-9(c)	US0001M + 0.880%	0.9890	01/25/35	526,385
1,275,994	Impac CMB Trust Series 2004-9(c)	US0001M + 0.975%	1.0840	01/25/35	1,264,081
1,128,217	Impac CMB Trust Series 2004-10(c)	US0001M + 0.640%	0.7490	03/25/35	1,150,988
193,019	Impac CMB Trust Series 2004-10(c)	US0001M + 0.740%	0.8490	03/25/35	190,608
2,076,658	Impac CMB Trust Series 2005-1(c)	US0001M + 0.750%	0.8590	04/25/35	2,027,695
114,632	Impac CMB Trust Series 2005-4(c)	US0001M + 0.690%	0.7990	05/25/35	111,076
1,426,674	IndyMac INDX Mortgage Loan Trust 2004-AR2(c)		2.9690	06/25/34	1,375,723
28,038	IndyMac INDX Mortgage Loan Trust 2004-AR6(c)		2.9060	10/25/34	27,709
109,488	IndyMac INDX Mortgage Loan Trust 2005-AR3(c)		2.9870	04/25/35	112,806
150,895	IndyMac INDX Mortgage Loan Trust 2005-AR5(c)		3.2320	05/25/35	118,794
1,424,063	JP Morgan Alternative Loan Trust		6.5000	12/25/35	839,368
310,852	JP Morgan Alternative Loan Trust 2006-S1		6.0000	03/25/36	241,944
6,470	JP Morgan Mortgage Trust 2004-A3(c)		3.8500	07/25/34	6,660
269,095	JP Morgan Mortgage Trust 2004-S1		5.0000	09/25/34	278,022
37,175	JP Morgan Mortgage Trust 2005-A1(c)		2.9360	02/25/35	38,081

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 53.0% (Continued)
62,784	JP Morgan Mortgage Trust 2005-A6(c)		2.9460	09/25/35	$64,407
435,949	JP Morgan Mortgage Trust 2005-S3		6.5000	01/25/36	335,521
1,245,297	JP Morgan Mortgage Trust 2006-A2(c)		2.8550	04/25/36	1,235,206
54,529	JP Morgan Mortgage Trust 2006-A2(c)		2.8550	04/25/36	55,758
597,675	JP Morgan Mortgage Trust 2007-A1(c)		2.5780	07/25/35	601,599
115,468	JP Morgan Mortgage Trust 2007-A1(c)		2.5780	07/25/35	118,309
215,883	Lehman Mortgage Trust 2005-3		6.0000	01/25/36	91,629
478,712	Lehman Mortgage Trust 2006-5		6.0000	09/25/36	384,762
61,751	Lehman Mortgage Trust 2007-9		6.0000	10/25/37	66,813
11,824	MASTR Adjustable Rate Mortgages Trust 2003-5(c)		2.1660	11/25/33	11,579
38,364	MASTR Adjustable Rate Mortgages Trust 2004-4(c)		2.8510	05/25/34	39,331
289,862	MASTR Adjustable Rate Mortgages Trust 2006-2(c)		3.3310	04/25/36	299,936
13,595	MASTR Alternative Loan Trust 2004-5		5.5000	06/25/34	13,965
542,150	MASTR Alternative Loan Trust 2005-5		5.5000	07/25/25	542,030
187,490	MASTR Alternative Loan Trust 2005-6		5.5000	12/25/35	179,703
1,468,584	MASTR Asset Securitization Trust 2004-3		5.5000	03/25/34	1,484,016
1,232,597	MASTR Asset Securitization Trust 2004-11		5.7500	12/25/34	1,261,469
351	MASTR Asset Securitization Trust 2005-1(g)		5.0000	05/25/20	152
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2(c)	US0001M + 0.300%	0.4090	03/25/37	45,408
62,259	Merrill Lynch Mortgage Investors Trust MLMI Series 2002-A3(c)		2.4760	09/25/32	64,165
405,231	Merrill Lynch Mortgage Investors Trust Series 2006-AF2		6.2500	10/25/36	269,556
220,528	Merrill Lynch Mortgage Investors Trust Series MLMI , Series 2005-A1c)		3.0750	12/25/34	236,653
255,483	Morgan Stanley Dean Witter Capital I, Inc. Trust 2003-HYB1(c)		1.6340	03/25/33	261,855
34,839	Morgan Stanley Mortgage Loan Trust 2004-5AR(c)		2.2210	07/25/34	36,701
1,000,000	Morgan Stanley Mortgage Loan Trust 2005-6AR(c)	US0001M + 2.025%	2.1340	11/25/35	998,746
519,948	Morgan Stanley Mortgage Loan Trust 2006-2		5.7500	02/25/36	510,222
466,562	Morgan Stanley Mortgage Loan Trust 2006-2		6.5000	02/25/36	337,318
807,310	Morgan Stanley Mortgage Loan Trust 2006-7		6.0000	06/25/36	617,050
689,785	Morgan Stanley Mortgage Loan Trust 2006-8AR(c)		3.4810	06/25/36	614,263
508,469	MortgageIT Trust 2004-2(c)	US0001M + 1.800%	1.9090	12/25/34	503,174
12,646	MortgageIT Trust 2005-1(c)	US0001M + 1.250%	1.3650	02/25/35	12,592
1,294,724	MRFC Mortgage Pass-Through Trust Series 1999-TBC2(c)	US0001M + 0.480%	0.5860	06/15/30	1,300,578
1,961,175	New Century Alternative Mortgage Loan Trust(c)		5.9090	07/25/36	760,825

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 53.0% (Continued)
699,639	New Century Alternative Mortgage Loan Trust 2006-ALT2(d)		4.9860	10/25/36	$255,845
715,804	New Century Alternative Mortgage Loan Trust 2006-ALT2(d)		4.9860	10/25/36	261,679
648,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AP2(d)		6.0000	07/25/34	642,637
1,365,111	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3(c)		5.3180	08/25/35	883,099
500,067	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5(c)		2.3310	10/25/35	503,714
235,345	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR6(c)		3.0360	12/25/35	239,527
3,494,424	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2(c)	US0001M + 0.400%	0.5090	04/25/36	1,207,466
24,142	Prime Mortgage Trust 2006-CL1(c)	US0001M + 0.500%	0.6090	02/25/35	23,416
483,351	RALI Series 2005-QO1 Trust(c)	12MTA + 1.500%	1.7590	08/25/35	449,671
1,272,601	RALI Series 2006-QO3 Trust(c)	US0001M + 0.520%	0.6290	04/25/46	530,536
6,086,882	RALI Series 2006-QO6 Trust(c)	US0001M + 0.360%	0.4690	06/25/46	2,076,675
5,767,716	RALI Series 2006-QO6 Trust(c)	US0001M + 0.520%	0.6290	06/25/46	2,029,487
360,338	Residential Asset Securitization Trust 2004-A7		5.5000	10/25/34	357,745
7,347,688	Residential Asset Securitization Trust 2005-A11CB		4.8500	10/25/35	4,621,047
154,120	Residential Asset Securitization Trust 2005-A4(c)	US0001M + 0.450%	0.5590	04/25/35	96,517
549,335	Residential Asset Securitization Trust 2006-A1		6.0000	04/25/36	384,182
3,619,213	Residential Asset Securitization Trust 2006-A6		6.0000	07/25/36	1,761,435
2,795,312	Residential Asset Securitization Trust 2006-A6		6.0000	07/25/36	1,360,447
553,117	Residential Asset Securitization Trust 2006-A6		6.5000	07/25/36	277,474
920,891	Residential Asset Securitization Trust 2006-A13		6.2500	12/25/36	510,747
1,490,394	Residential Asset Securitization Trust 2007-A1		5.7500	03/25/37	829,062
477,980	Residential Asset Securitization Trust 2007-A2		6.0000	04/25/37	389,925
1,204,362	Residential Asset Securitization Trust 2007-A5		6.0000	05/25/37	990,924
1,535,981	Residential Asset Securitization Trust 2007-A8(c)		6.2050	08/25/22	1,092,424
236,327	Residential Asset Securitization Trust 2007-A8		6.0000	08/25/37	188,922
16,901	RFMSI Series 2005-SA3 Trust(c)		2.9940	08/25/35	16,089
83,052	RFMSI Series 2006-S3 Trust		5.5000	03/25/36	80,049
915,325	RFMSI Series 2007-S1 Trust		6.0000	01/25/37	907,705
1,816,962	RFMSI Series 2007-S1 Trust		6.0000	01/25/37	1,801,744
278,306	RFMSI Series 2007-S6 Trust		6.0000	06/25/37	276,686
201,296	Structured Adjustable Rate Mortgage Loan Trust(c)		1.2950	11/25/34	192,445
321,352	Structured Adjustable Rate Mortgage Loan Trust(c)		1.8190	01/25/35	323,315
441,568	Structured Adjustable Rate Mortgage Loan Trust(c)		2.7570	04/25/35	449,479
49,012	Structured Asset Securities Corp Mor Cer Ser(c)		2.3290	10/25/33	50,233

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 53.0% (Continued)
161,860	Structured Asset Securities Corp Mortgage(c)		2.5210	11/25/33	$157,764
2,080,665	Structured Asset Securities Corporation(b),(c)		4.6250	04/15/27	2,068,747
309,719	Suntrust Alternative Loan Trust Series 2005-1F		5.7500	12/25/35	307,558
13,773,500	TBW Mortgage-Backed Trust 2006-5(d)		6.2000	11/25/36	3,285,046
590,994	TBW Mortgage-Backed Trust 2006-6(d)		5.7500	01/25/37	286,163
192,384	TBW Mortgage-Backed Trust Series 2006-2		5.5000	07/25/36	54,215
4,742,655	TBW Mortgage-Backed Trust Series 2006-3		6.5000	07/25/36	2,147,566
8,540,480	Thornburg Mortgage Securities Trust 2006-3(c)		2.9490	06/25/46	7,440,514
20,704	Thornburg Mortgage Securities Trust 2006-4(c)		3.4180	07/25/36	19,227
2,293,054	Thornburg Mortgage Securities Trust 2007-2(c)	US0012M + 1.250%	1.5290	06/25/37	2,273,039
1,900,567	Voyager CNTYW Delaware Trust(b),(c)		0.3560	03/16/30	1,795,494
209,130	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust(c)		2.7850	09/25/33	200,520
121,253	WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust(c)		2.8520	01/25/35	122,606
308,771	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 Trust(c)		2.7390	12/25/35	311,976
625,977	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust(c)		3.4240	02/25/37	627,060
479,195	Washington Mutual Mortgage Pass-Through Certificates Series 2005-10		6.0000	11/25/35	483,206
1,307,000	Washington Mutual Mortgage Pass-Through Certificates Series 2006-7(d)		4.1810	09/25/36	550,951
724,909	Washington Mutual Mortgage Pass-Through Certificates Series 2006-8(d)		4.2420	10/25/36	376,585
1,451,681	Washington Mutual Mortgage Pass-Through Certificates Series 2006-9(d)		4.5390	10/25/36	597,789
879,807	Washington Mutual Mortgage Pass-Through Certificates Series 2006-9(d)		4.5390	10/25/36	362,088
356,288	Washington Mutual Mortgage Pass-Through Certificates Series 2007-4		5.5000	06/25/37	361,278
61,488	Wells Fargo Alternative Loan 2007-PA2 Trust(c)	US0001M + 0.430%	0.5390	06/25/37	48,862
355,115	Wells Fargo Mortgage Backed Securities 2006-7 Trust		6.0000	06/25/36	350,163
105,131	Wells Fargo Mortgage Backed Securities 2006-AR14 Trust(c)		2.5220	10/25/36	98,829
					139,472,911
	HOME EQUITY — 20.5%
15,472	ABFC 2003-AHL1 Trust(c)	US0001M + 1.275%	1.3840	03/25/33	15,759
379,127	ABFC 2005-AQ1 Trust(d)		4.6130	06/25/35	396,309
617,252	ABFC 2006-HE1 Trust(c)	US0001M + 0.220%	0.3290	01/25/37	441,821
180,858	ABFS Mortgage Loan Trust 2000-3(d)		8.1100	09/15/31	175,749
149,872	Accredited Mortgage Loan Trust 2003-2(c)	US0001M + 0.740%	0.8490	10/25/33	147,197
285,786	Accredited Mortgage Loan Trust 2003-3(c)	US0001M + 0.760%	0.8690	01/25/34	274,590
375,167	Accredited Mortgage Loan Trust 2004-3(d)		6.0000	10/25/34	371,534

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.8% (Continued)
	HOME EQUITY — 20.5% (Continued)
1,924,778	AFC Home Equity Loan Trust(c)	US0001M + 0.650%	0.7590	06/25/29	$1,604,540
145,036	AFC Home Equity Loan Trust 1998-1(c)	US0001M + 0.660%	0.7690	04/25/28	144,130
418,860	AFC Home Equity Loan Trust 1998-2(c)	US0001M + 0.550%	0.6680	06/25/28	412,865
73,969	Ameriquest Mort Sec Inc Asset Bckd Ps Thr Cert Ser 2002-AR1(c)	US0001M + 1.950%	2.0590	09/25/32	77,051
167,056	Amresco Residential Securities Corp Mortgage Loan Trust 1997-3(c)		5.6080	09/25/27	167,972
53,191	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W7(c)	US0001M + 2.700%	2.8090	09/25/33	53,565
90,087	Argent Securities Trust 2006-W1(c)	US0001M + 0.300%	0.7090	03/25/36	86,784
1,500,000	Bayview Financial Mortgage Pass-Through Trust 2005-C(c)	US0001M + 1.200%	0.9090	06/28/44	1,478,507
1,155,866	Bayview Financial Mortgage Pass-Through Trust 2007-B(c)	US0001M + 0.700%	0.8090	08/28/47	525,779
3,529,780	Bayview Financial Mortgage Pass-Through Trust 2007-B(c)	US0001M + 0.850%	0.9590	08/28/47	1,632,044
334,034	Bear Stearns Asset Backed Securities I Trust 2004-FR2(c)	US0001M + 2.625%	2.7340	06/25/34	340,232
220,239	Bear Stearns Asset Backed Securities I Trust 2004-FR3(c)	US0001M + 1.755%	1.8640	09/25/34	222,756
211,827	Bear Stearns Asset Backed Securities I Trust 2004-HE7(c)	US0001M + 0.900%	1.0090	08/25/34	208,820
111,644	Bear Stearns Asset Backed Securities I Trust 2004-HE7(c)	US0001M + 2.925%	3.0340	08/25/34	108,728
457,270	Bear Stearns Asset Backed Securities Trust 2004-HE3(c)	US0001M + 2.775%	2.8840	04/25/34	456,054
22,411	CDC Mortgage Capital Trust 2003-HE4(c)	US0001M + 0.620%	0.7290	03/25/34	21,807
20,425	Centex Home Equity Loan Trust 2002-A		5.5400	01/25/32	21,126
180,852	CHEC Loan Trust 2004-2(c)	US0001M + 0.640%	1.0690	06/25/34	180,453
1,302,743	Citigroup Mortgage Loan Trust 2006-HE3(c)	US0001M + 0.320%	0.4290	12/25/36	1,055,043
1,558,700	Citigroup Mortgage Loan Trust 2006-HE3(c)	US0001M + 0.460%	0.5690	12/25/36	1,277,849
119,868	Countrywide Asset-Backed Certificates(d)		5.1150	02/25/35	119,837
388,044	Delta Funding Home Equity Loan Trust 1999-3(c)	US0001M + 0.820%	0.9260	09/15/29	382,047
201,998	EMC Mortgage Loan Trust 2001-A(b),(c)	US0001M + 0.740%	0.8580	05/25/40	200,372
184,994	GE Mortgage Services, LLC		6.6450	09/25/28	190,688
147,967	GSAA Home Equity Trust 2005-3(c)	US0001M + 1.950%	2.0590	12/25/34	149,978
104,964	GSAA Home Equity Trust 2005-12(c)		5.0690	09/25/35	88,559
276,740	GSAA Home Equity Trust 2006-1(c)	US0001M + 0.330%	0.7690	01/25/36	164,158
5,000,000	GSAA Home Equity Trust 2006-3(c)	US0001M + 0.350%	0.8090	03/25/36	412,245
2,512,000	GSAA Home Equity Trust 2006-14(c)	US0001M + 0.560%	0.6690	09/25/36	153,772
1,766,193	GSAA Home Equity Trust 2006-15(d)		5.8760	09/25/36	729,181
797,226	GSAA Home Equity Trust 2006-18(d)		5.6820	11/25/36	308,755
2,076,558	GSAA Home Equity Trust 2006-18(c)		5.8220	11/25/36	206,250
1,427,020	GSAA Home Equity Trust 2006-18(d)		6.0220	11/25/36	141,354
1,655,000	GSAA Home Equity Trust 2006-18(d)		6.0900	11/25/36	163,683

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.8% (Continued)
	HOME EQUITY — 20.5% (Continued)
723,309	GSAA Home Equity Trust 2006-9(c)	US0001M + 0.160%	0.4290	06/25/36	$256,602
528,465	GSAA Trust(d)		6.2200	03/25/46	307,034
16,760,695	GSAA Trust(c)	US0001M + 0.280%	0.6690	05/25/47	1,534,673
676,095	GSR Mortgage Loan Trust 2005-AR3(c)		3.0490	05/25/35	666,090
37,472	Home Equity Asset Trust(c)	US0001M + 1.900%	2.0090	11/25/32	37,268
44,563	Home Equity Asset Trust(c)	US0001M + 2.370%	2.4790	08/25/33	46,147
78,667	Home Equity Asset Trust(c)	US0001M + 2.100%	2.2090	07/25/34	79,128
735,695	Home Equity Asset Trust(c)	US0001M + 1.600%	1.7090	03/25/35	721,519
4,289,333	Home Equity Loan Trust 2006-HSA2(c)		5.5500	03/25/36	1,523,142
65,666	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2002-B(c)	US0001M + 1.425%	1.5340	10/25/33	68,096
288,696	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A(c)	US0001M + 0.860%	0.9690	10/25/33	285,672
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C(c)	US0001M + 2.625%	2.7340	03/25/35	186,615
18,557,053	Home Equity Mortgage Trust 2006-6(c)	US0001M + 0.200%	0.3090	03/25/37	992,641
9,211,944	Home Equity Mortgage Trust 2006-6(c)	US0001M + 0.420%	0.5290	03/25/37	512,020
24,544	Irwin Home Equity Loan Trust 2004-1(c)	US0001M + 2.050%	3.1840	12/25/34	24,653
49,243	Mastr Asset Backed Securities Trust 2003-WMC2(c)	US0001M + 6.000%	4.6260	08/25/33	49,466
7,683,345	Mastr Asset Backed Securities Trust 2005-NC2(c)	US0001M + 0.500%	0.6090	11/25/35	5,809,591
403,993	Mastr Asset Backed Securities Trust 2005-WMC1(c)	US0001M + 0.945%	1.0540	03/25/35	408,565
6,095,451	Mastr Asset Backed Securities Trust 2006-WMC2(c)	US0001M + 0.500%	0.6090	04/25/36	2,296,900
498,607	Meritage Mortgage Loan Trust 2004-1(c)	US0001M + 0.750%	0.8590	07/25/34	489,631
470,270	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE1(c)	US0001M + 2.625%	2.7340	01/25/34	471,725
738,757	Morgan Stanley A.B.S Capital I Inc Trust 2004-SD2(c)	US0001M + 0.930%	1.0390	04/25/34	737,097
113,485	Morgan Stanley A.B.S Capital I Inc Trust 2006-HE7(c)	US0001M + 0.160%	0.2690	09/25/36	65,794
203,989	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE5(c)	US0001M + 0.250%	0.6720	03/25/37	111,167
110,621	Morgan Stanley Dean Witter Capital I Inc Trust 2002-AM1(c)	US0001M + 1.530%	1.6390	01/25/32	123,049
4,580,762	Morgan Stanley Mortgage Loan Trust 2007-7AX(c)	US0001M + 0.320%	0.4290	04/25/37	298,699
7,146,801	Morgan Stanley Mortgage Loan Trust 2007-7AX(c)	US0001M + 0.320%	0.4290	04/25/37	466,021
908,410	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1(c)	US0001M + 0.330%	0.4390	10/25/36	267,378
351,509	NovaStar Mortgage Funding Trust Series 2003-1(c)	US0001M + 1.425%	1.5340	05/25/33	355,513
40,960	NovaStar Mortgage Funding Trust Series 2003-4(c)	US0001M + 1.065%	1.1740	02/25/34	40,935
1,271,411	NovaStar Mortgage Funding Trust Series 2004-1(c)	US0001M + 0.825%	0.9340	06/25/34	1,251,126
516,800	NovaStar Mortgage Funding Trust Series 2004-1(c)	US0001M + 1.463%	1.5710	06/25/34	517,395
277,836	NovaStar Mortgage Funding Trust Series 2004-2(c)	US0001M + 1.020%	1.1290	09/25/34	275,186

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.8% (Continued)
	HOME EQUITY — 20.5% (Continued)
895,535	NovaStar Mortgage Funding Trust Series 2006-4(c)	US0001M + 0.150%	0.2590	09/25/36	$529,802
1,256,653	Option One Mortgage Loan Trust 2007-FXD2(d)		5.6800	03/25/37	1,285,071
2,245,177	RAMP Series 2004-KR1 Trust(b),(c)	US0001M + 0.870%	0.9790	04/25/34	2,241,982
713,082	RASC Series 2003-KS11 Trust(c)	US0001M + 1.800%	1.9090	01/25/34	718,199
254,492	RASC Series 2004-KS10 Trust(c)	US0001M + 2.475%	2.5840	11/25/34	261,838
2,122,074	Renaissance Home Equity Loan Trust(d)		6.2540	08/25/36	1,298,910
9,865,473	Renaissance Home Equity Loan Trust(d)		5.6120	04/25/37	4,252,674
2,781,357	Renaissance Home Equity Loan Trust(d)		5.7610	04/25/37	1,231,535
431,110	Renaissance Home Equity Loan Trust(d)		5.9090	04/25/37	195,923
27,711	Renaissance Home Equity Loan Trust 2002-4(d)		6.0430	03/25/33	26,874
689,682	Renaissance Home Equity Loan Trust 2003-2(c)	US0001M + 1.238%	1.3460	08/25/33	672,764
490,015	Renaissance Home Equity Loan Trust 2004-2(d)		5.9140	07/25/34	479,372
109,193	Renaissance Home Equity Loan Trust 2005-2(d)		4.9340	08/25/35	113,246
330,202	Renaissance Home Equity Loan Trust 2007-2(d)		5.6750	06/25/37	130,180
194,606	Renaissance Home Equity Loan Trust 2007-3(d)		7.2380	09/25/37	112,241
906,825	Saxon Asset Sec Trust 2000 1 Mtg Ln Asset Bk Cert Ser 2000 1(c)		9.7600	02/25/30	1,023,823
115,815	Terwin Mortgage Trust 2004-7HE(b),(c)	US0001M + 0.850%	1.3840	07/25/34	115,297
6,520,420	Terwin Mortgage Trust 2006-3(b),(c)	US0001M + 0.310%	0.7290	04/25/37	2,141,108
339,020	Truman Capital Mortgage Loan Trust(b),(c)	US0001M + 2.550%	2.6590	01/25/34	339,048
					53,756,368
	MANUFACTURED HOUSING — 0.5%
1,420,764	BCMSC Trust 1999-B(c)		7.3000	12/15/29	344,936
1,611,849	BCMSC Trust 2000-A(c)		8.2900	06/15/30	453,678
500,000	Cascade MH Asset Trust 2019-MH1(b)		5.9850	11/01/44	516,946
					1,315,560
	NON AGENCY CMBS — 2.3%
3,000,000	BB-UBS Trust(b)		2.8900	06/05/30	2,985,285
500,000	Csail 2015-C2 Commercial Mortgage Trust , Series 2015-C2, D(c)		4.1900	06/15/57	411,850
1,000,000	GS Mortgage Securities Corporation II(b),(c)	US0001M + 1.300%	1.4060	09/15/31	923,769
1,000,000	GS Mortgage Securities Trust 2010-C1(b),(c)		5.6350	08/10/43	939,771
1,000,000	Wells Fargo Commercial Mortgage Trust 2014-LC16		4.4580	08/15/50	700,573
					5,961,248

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.8% (Continued)
	OTHER ABS — 2.5%
447,140	Consumer Loan Underlying Bond Credit Trust 2017-P1 2017-P1 (b)		5.0200	09/15/23	$449,731
1,636,283	New Residential Mortgage, LLC(b)		5.4370	06/25/25	1,679,255
1,364,150	NRZ Excess Spread-Collateralized Notes Series 2020-PLS1(b)		3.8440	12/25/25	1,380,098
1,809,001	NRZ FHT Excess LLC(b)		4.2120	11/25/25	1,828,135
1,250,000	Theorem Funding Trust 2020-1(b)		3.9500	10/15/26	1,292,416
					6,629,635
	RESIDENTIAL MORTGAGE — 16.0%
1,273,560	Ajax Mortgage Loan Trust 2018-E(b),(c)		4.3750	06/25/58	1,287,271
529,493	Asset-Backed Pass-Through Certificates Series 2004-R2(c)	US0001M + 0.720%	0.8290	04/25/34	522,089
3,409,661	Asset-Backed Pass-Through Certificates Series 2004-R12(c)	US0001M + 1.680%	1.7890	01/25/35	3,446,448
134,405	Bear Stearns Asset Backed Securities Trust 2006-SD3(c)		3.0860	07/25/36	135,413
818,568	Bear Stearns Asset Backed Securities Trust 2004-SD2(c)		4.1620	03/25/44	809,801
109,798	Bear Stearns Asset Backed Securities Trust 2004-SD4(c)	US0001M + 0.900%	1.0090	08/25/44	113,545
119,462	Carrington Mortgage Loan Trust Series 2004-NC2(c)	US0001M + 1.035%	1.1440	08/25/34	119,589
5,665,888	Carrington Mortgage Loan Trust Series 2006-FRE2(c)	US0001M + 0.080%	0.1890	03/25/35	4,990,730
3,076,479	Carrington Mortgage Loan Trust Series 2006-FRE2(c)	US0001M + 0.160%	0.2690	10/25/36	2,688,990
3,224,111	C-BASS 2007-CB1 TRUST(d)		3.3270	01/25/37	1,525,612
1,096,260	Chase Funding Trust Series 2003-6(c)	US0001M + 0.750%	0.8590	11/25/34	1,104,092
99,244	Citigroup Mortgage Loan Trust 2006-WF1(d)		4.8160	03/25/36	63,093
951,929	Citigroup Mortgage Loan Trust 2006-WF1(d)		4.8160	03/25/36	605,049
39,402	Citigroup Mortgage Loan Trust 2007-FS1(b),(d)		5.7500	10/25/37	40,946
103,024	Countrywide Asset-Backed Certificates(c)	US0001M + 1.500%	1.6090	03/25/33	103,348
410,727	Countrywide Asset-Backed Certificates(c)		4.4640	04/25/36	387,916
291,926	Countrywide Asset-Backed Certificates(b),(c)	US0001M + 0.330%	0.7690	07/25/36	283,804
37,734	Credit-Based Asset Servicing and Securitization LLC,(c)	US0001M + 1.900%	2.9590	02/25/33	40,093
135,667	Credit-Based Asset Servicing and Securitization LLC,(c)	US0001M + 0.780%	0.8890	07/25/33	133,488
31,950	Credit-Based Asset Servicing and Securitization LLC,(c)	US0001M + 1.725%	1.8340	07/25/35	32,155
436,331	Credit-Based Asset Servicing and Securitization LLC,(c)	US0001M + 2.250%	2.3590	12/25/35	422,789
613,340	Encore Credit Receivables Trust 2005-1(c)	US0001M + 1.020%	1.1290	07/25/35	604,326
246,381	Finance America Mortgage Loan Trust 2004-3(c)	US0001M + 1.380%	1.4890	11/25/34	239,518
304,347	First Franklin Mortgage Loan Trust 2003-FF5(c)	US0001M + 2.475%	2.5840	03/25/34	317,258
654,331	First Franklin Mortgage Loan Trust 2004-FF4(c)	US0001M + 1.875%	1.9840	06/25/34	654,343
250,541	First Franklin Mortgage Loan Trust 2005-FF1(c)	US0001M + 1.125%	1.2340	12/25/34	253,289

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.8% (Continued)
	RESIDENTIAL MORTGAGE — 16.0% (Continued)
197,784	Fremont Home Loan Trust 2004-2(c)	US0001M + 2.025%	2.1340	07/25/34	$200,135
97,346	Fremont Home Loan Trust 2006-2(c)	US0001M + 0.170%	0.4490	02/25/36	94,848
2,648,198	Fremont Home Loan Trust 2006-B(c)	US0001M + 0.240%	0.3490	08/25/36	1,158,832
7,402,889	GE-WMC Mortgage Securities Trust 2006-1(c)	US0001M + 0.150%	0.4090	08/25/36	4,577,562
3,801,276	GE-WMC Mortgage Securities Trust 2006-1(c)	US0001M + 0.240%	0.5890	08/25/36	2,382,669
335,128	GSAMP Trust 2007-FM2(c)	US0001M + 0.060%	0.1690	01/25/37	244,892
141,793	GSAMP Trust 2007-FM2(c)	US0001M + 0.090%	0.1990	01/25/37	103,870
127,735	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D(c)	US0001M + 0.160%	0.2690	11/25/36	121,259
445,515	IXIS Real Estate Capital Trust 2006-HE2(c)	US0001M + 0.160%	0.4290	08/25/36	174,202
162,404	JP Morgan Mortgage Acquisition Trust 2007-CH2(d)		4.5750	10/25/30	114,651
728,427	Lehman XS Trust 2007-3(c)	US0001M + 0.160%	0.4290	03/25/37	733,488
81,748	Long Beach Mortgage Loan Trust 2001-4(c)	US0001M + 1.425%	1.5340	03/25/32	81,028
918,049	Long Beach Mortgage Loan Trust 2002-1(c)	US0001M + 3.750%	3.8590	05/25/32	969,025
30,970	Long Beach Mortgage Loan Trust 2004-3(c)	US0001M + 0.855%	0.9640	07/25/34	30,667
258,483	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC5(c)	US0001M + 0.900%	1.0090	05/25/34	255,955
77,167	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC8(c)	US0001M + 1.500%	1.6090	09/25/34	77,275
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust 2007-SEA1(b),(c)	US0001M + 1.900%	2.0090	02/25/47	1,164,792
251,880	Popular A.B.S Mortgage Pass-Through Trust 2005-B(c)	US0001M + 1.250%	1.9840	08/25/35	254,380
177,845	RAMP Series 2002-RS3 Trust(c)	US0001M + 0.975%	1.0840	06/25/32	158,089
2,402,982	RAMP Series 2007-RS1 Trust(c)	US0001M + 0.170%	0.2790	02/25/37	1,235,889
98,371	Saxon Asset Securities Trust 2004-2(d)		6.0000	08/25/35	90,986
15,940	Securitized Asset Backed Receivables, LLC Trust 2005-FR2(c)	US0001M + 0.975%	1.0840	03/25/35	15,955
5,612,716	Securitized Asset Backed Receivables, LLC Trust 2006-FR4(c)	US0001M + 0.170%	0.2790	08/25/36	2,492,762
10,406,453	Securitized Asset Backed Receivables, LLC Trust 2007-HE1(c)	US0001M + 0.110%	0.2190	12/25/36	3,566,092
400,304	Specialty Underwriting & Residential Finance Trust Series 2006-BC5(c)	US0001M + 0.100%	0.2180	11/25/37	284,084
235,708	Structured Asset Investment Loan Trust 2004-5(c)	US0001M + 1.725%	1.8340	05/25/34	236,191
297,677	Structured Asset Investment Loan Trust 2004-9(c)	US0001M + 1.950%	2.0590	10/25/34	301,455
					42,046,028
	TOTAL ASSET BACKED SECURITIES (Cost $243,861,045)				249,268,645

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
732,702	Fannie Mae REMICS 2012-126 DI(e)		3.0000	11/25/27	$49,900
1,015,776	Fannie Mae REMICS 2013-109 AS(c),(e)	US0001M + 6.150%	6.0410	11/25/30	40,505
3,006,017	Fannie Mae REMICS 2012-94 YS(c),(e)	US0001M + 6.650%	6.5410	06/25/39	258,192
2,138,839	Fannie Mae REMICS 2012-99 AI(e)		3.5000	05/25/39	58,309
439,183	Fannie Mae REMICS 2012-111 JS(c),(e)	US0001M + 6.100%	5.9910	07/25/40	16,087
1,473,244	Fannie Mae REMICS 2010-135 MS(c),(e)	US0001M + 5.950%	5.8410	12/25/40	210,775
1,962,720	Fannie Mae REMICS 2011-124 NS(c),(e)	US0001M + 6.500%	6.3910	12/25/41	390,436
762,164	Fannie Mae REMICS 2012-88 SB(c),(e)	US0001M + 6.670%	6.5610	07/25/42	124,420
152,747	Fannie Mae REMICS 2013-42 PD		1.2500	05/25/43	153,332
103,923	Fannie Mae REMICS 2017-6 MI(e)		4.0000	08/25/44	8,937
4,634,991	Fannie Mae REMICS 2017-30 MI(e)		4.0000	02/25/44	295,582
475,904	Fannie Mae REMICS 2016-3 NI(e)		6.0000	02/25/46	97,409
1,649,586	Fannie Mae REMICS 2017-112 SC(c),(e)	US0001M + 6.150%	6.0410	01/25/48	306,796
3,880,535	Fannie Mae REMICS 2019-34 KI(e)		4.0000	07/25/49	329,167
2,022,028	Fannie Mae REMICS 2019-37 CI(e)		4.5000	09/25/48	381,657
2,107,361	Fannie Mae REMICS 2020-14 BI(e)		4.0000	03/25/50	262,230
1,033,090	Fannie Mae REMICS 2020-16-SJ(c),(e)	US0001M + 6.050%	5.9410	03/25/50	156,330
8,133	Fannie Mae REMICS 2017-96 KT(c)	US0001M + 16.000%	4.0000	12/25/57	8,072
782,426	Freddie Mac REMICS 3349 SM(c),(e)	US0001M + 6.000%	5.8940	07/15/37	134,694
373,931	Freddie Mac REMICS 3980 TS(c),(e)	US0001M + 6.500%	6.3940	09/15/41	67,283
882,278	Freddie Mac REMICS 4103 DS(c),(e)	US0001M + 6.150%	6.0440	09/15/40	68,926
1,889,679	Freddie Mac REMICS 4175 ES(c),(e)	US0001M + 6.150%	6.0440	06/15/38	44,203
2,845,535	Freddie Mac REMICS 4199 SD(c),(e)	US0001M + 6.200%	6.0940	06/15/39	42,573
548,631	Freddie Mac REMICS 4205 AI(e)		2.5000	05/15/28	30,390
752,034	Freddie Mac REMICS 4431 ST(c),(e)	US0001M + 6.100%	5.9940	01/15/45	131,451
160,740	Freddie Mac REMICS 4449 PI(e)		4.0000	11/15/43	14,716
861,808	Freddie Mac REMICS 4535 HI(e)		3.0000	03/15/41	33,488
3,297,955	Freddie Mac REMICS 4580 MI(e)		3.5000	02/15/43	172,761
4,041,307	Freddie Mac REMICS 4672 AI(e)		4.5000	03/15/45	244,160
1,134,187	Freddie Mac REMICS 4680 LI(e)		4.0000	10/15/43	79,384
1,343,426	Freddie Mac REMICS 4764 EI(e)		4.0000	02/15/44	11,879
768,424	Freddie Mac REMICS 4818 BI(e)		4.0000	03/15/45	46,756
140,777	Freddie Mac REMICS 4840 GI(e)		4.0000	05/15/46	745
152,669	Freddie Mac REMICS 4840 IA(e)		4.0000	09/15/45	330
3,054,767	Freddie Mac REMICS 4891 PI(e)		4.0000	06/15/49	298,200

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4% (Continued)
12,895,474	Freddie Mac REMICS 4957 DI(e)		4.5000	01/25/44	$506,830
4,926,923	Freddie Mac REMICS 5050 JI(e)		2.0000	12/25/50	487,362
1,234,697	Freddie Mac REMICS 5071 IF(e)		2.0000	02/25/51	114,315
7,205,621	Freddie Mac REMICS 5071 IS(e)		2.0000	02/25/51	792,552
5,793,439	Freddie Mac REMICS 5071 KI(e)		2.0000	02/25/51	604,081
1,145,419	Government National Mortgage Association 2004-56 S(c),(e)	US0001M + 7.650%	7.5390	06/20/33	186,377
1,611,555	Government National Mortgage Association 2010-131 SB(c),(e)	US0001M + 6.050%	5.9440	04/16/40	81,801
338,526	Government National Mortgage Association 2012-36 QS(c),(e)	US0001M + 6.620%	6.5090	03/20/42	53,012
1,418,425	Government National Mortgage Association 2014-118 AI(e)		3.5000	05/16/40	95,210
453,002	Government National Mortgage Association 2016-1 ST(c),(e)	US0001M + 6.200%	6.0890	01/20/46	83,940
2,568,642	Government National Mortgage Association 2018-154 DI(e)		4.0000	01/20/45	196,225
2,788,951	Government National Mortgage Association 2020-61 SF(c),(e)	US0001M + 6.440%	6.3290	07/20/43	526,665
711,283	Government National Mortgage Association 2020-62 GI(e)		4.5000	05/20/50	96,171
3,556,414	Government National Mortgage Association 2020-62 IG(e)		4.5000	05/20/50	487,212
9,695,084	Government National Mortgage Association 2020-122 YI(e)		2.5000	08/20/50	1,021,764
12,476,839	Government National Mortgage Association 2021-24 LI(e)		2.5000	01/20/51	1,556,000
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,015,113)				11,459,592

Shares
	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
5,656,248	First American Government Obligations Fund, Class U, 0.04% (Cost $5,656,248)(f)				5,656,248

	TOTAL INVESTMENTS - 101.4% (Cost $262,532,406)				$266,384,485
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%				(3,648,954)
	NET ASSETS - 100.0%				$262,735,531

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

US0001M	ICE LIBOR USD 1 Month

US0012M	ICE LIBOR USD 12 Month

(a)	Percentage rounds to less than 0.1%.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the total market value of 144A securities is 26,915,776 or 10.2% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step rate. The rate shown is the current rate at March 31, 2021.

(e)	Interest only securities.

(f)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(g)	Maturity not determined on this security, maturity will occur based on the maturity of the underlying bonds.

CATALYST/TEZA ALGORITHMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 52.0%
	FIXED INCOME - 52.0%
4,400	iShares Aaa - A Rated Corporate Bond ETF			$243,892
4,300	iShares Broad USD Investment Grade Corporate Bond ETF			253,872
5,900	iShares iBoxx $ Investment Grade Corporate Bond ETF			767,295
2,300	PIMCO Investment Grade Corporate Bond Index ETF			256,243
7,100	SPDR Portfolio Intermediate Term Corporate Bond ETF			257,375
16,200	SPDR Portfolio Short Term Corporate Bond ETF			507,222
8,200	Vanguard Intermediate-Term Corporate Bond ETF			762,846
4,700	WisdomTree Yield Enhanced US Aggregate Bond Fund			240,640
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,252,507)			3,289,385

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 6.3%
	U.S. TREASURY BILLS — 6.3%
400,000	United States Treasury Bill	0.02%	06/10/21	399,991

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $399,984)
Shares
	SHORT-TERM INVESTMENTS — 2.9%
	MONEY MARKET FUNDS - 2.9%
185,691	First American Government Obligations Fund, Class U, 0.04% (Cost $185,691)(a)			185,691

	TOTAL INVESTMENTS - 61.2% (Cost $3,838,182)			$3,875,067
	OTHER ASSETS IN EXCESS OF LIABILITIES - 38.8%			2,457,503
	NET ASSETS - 100.0%			$6,332,570

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
1	LME Lead Future(c)	05/17/2021	$49,144	$(6)
3	LME Zinc Future(c)	05/17/2021	210,919	(894)
2	NYMEX Platinum Future(c)	07/28/2021	119,150	700
	TOTAL LONG FUTURES CONTRACTS			$(200)

CATALYST/TEZA ALGORITHMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
2	COMEX Gold 100 Troy Ounces Future(c)	06/28/2021	$343,121	$450
1	LME Nickel Future(c)	05/17/2021	96,279	(732)
	TOTAL SHORT FUTURES CONTRACTS			$(282)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CTAAIF Fund Limited.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
March 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – The Warrington Strategic Program Fund (the “Fund”) invests a portion of its assets in the Prime Meridian Fund. The Prime Meridian Fund measures their investment assets at fair value, and report a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Funds have elected to apply the practical expedient to value its investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund. As of March 31, 2021, the Funds’ investments in the Prime Meridian Fund were valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in Loans issued by LendingClub Corporation and values its underlying investments in accordance with policies established by the General Partner, which ordinarily values holdings using an income approach. The General Partner estimates fair value of holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. The Funds have no unfunded commitments to purchase Prime Meridian.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2021, for each Fund’s assets and liabilities measured at fair value:

Small-Cap Insider Buying Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,434,970	$—	$—	$7,434,970
Collateral for Securities Loaned	296,245	—	—	296,245
Total Assets	$7,731,215	$—	$—	$7,731,215

Insider Buying Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$42,709,029	$—	$—	$42,709,029
Collateral for Securities Loaned	6,897,718	—	—	6,897,718
Total Assets	$49,606,747	$—	$—	$49,606,747

Hedged Commodity Strategy Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$1,084,200	$—	$—	$1,084,200
Put Options Purchased	289,680	—	—	289,680
United States Government Securities	—	4,999,499	—	4,999,499
Short-Term Investments	13,120,571	—	—	13,120,571
Total Assets	$14,494,451	$4,999,499	$—	$19,493,950
Liabilities(a)
Call Options Written	$919,775	$—	$—	$919,775
Put Options Written	239,040	—	—	239,040
Total Liabilities	$1,158,815	$—	$—	$1,158,815

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Warrington Strategic Program Fund
Assets(a)	Level 1	Level 2	Level 3	Other	Total
Prime Meridian Income QP Fund (1)	$—	$—	$—	$10,143,466	$10,143,466
Put Options Purchased	656,000	—	—	—	656,000
Short-Term Investments	5,319,262	—	—	—	5,319,262
Total Assets	$5,975,262	$—	$—	$10,143,466	$16,118,728
Liabilities(a)
Call Options Written	$32,000	$—	$—	$—	$32,000
Put Options Written	564,000	—	—	—	564,000
Total Liabilities	$596,000	$—	$—	$—	$596,000

Insider Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$20,974,102	$—	$20,974,102
Corporate Bonds	—	59,468,821	—	59,468,821
Total Assets	$—	$80,442,923	$—	$80,442,923

Systematic Alpha Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Open Ended Funds	$356,804	—	—	$356,804
Convertible Bonds	—	1,495,287	—	1,495,287
Corporate Bond	—	128,388	—	128,388
Short-Term Investments	481,623	—	—	481,623
Total Assets	$838,427	$1,623,675	$—	$2,462,102
Derivatives(a)
Assets(a)
Total Return Swap	$—	$58,896	$—	$58,896
Total Liabilities	$—	$58,896	$—	$58,896

Multi Strategy Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$865,916	$—	$—	$865,916
Open Ended Fund	411,248	—	—	411,248
REITs	639,376	—	—	639,376
Short-Term Investments	1,028,731	—	—	1,028,731
Total Assets	$2,945,271	$—	$—	$2,945,271
Derivatives(a)
Assets
Futures Contracts	$98,259	$—	$—	$98,259
Liabilities
Futures Contracts	$25,418	—	—	$25,418
Total LIabilities	$25,418	$—	$—	$25,418

Dynamic Alpha Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$169,632,541	$—	$—	$169,632,541
Collateral for Securities Loaned	36,090,884	—	—	36,090,884
Total Assets	$205,723,425	$—	$—	$205,723,425

Buyback Strategy Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,687,334	$—	$—	$9,687,334
Collateral for Securities Loaned	1,777,488	—	—	1,777,488
Total Assets	$11,464,822	$—	$—	$11,464,822

EAVOL NASDAQ-100 Volatility Overlay Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$7,273,621	$—	$—	$7,273,621
Exchange Traded Fund	2,657,396	—	—	2,657,396
Collateral For Securities Loaned	313,576	—	—	313,576
Money Market Fund	1,305,073	—	—	1,305,073
Total Assets	$11,549,666	$—	$—	$11,549,666
Derivatives(a)
Assets
Futures Contracts	$24,421	$—	$—	$24,421
Liabilities
Futures Contracts	172,515	—	—	172,515

Lyons Tactical Allocation Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$46,901,447	$—	$—	$46,901,447
Total Assets	$46,901,447	$—	$—	$46,901,447

MAP Global Equity Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Closed-End Fund	$2,501,280	$—	$—	$2,501,280
Common Stocks	60,839,631	—	—	60,839,631
Total Assets	$63,340,911	$—	$—	$63,340,911
Liabilities(a)
Call Options Written	$9,200	$—	$—	$9,200
Total Liabilities	$9,200	$—	$—	$9,200

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

MAP Global Balanced Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Closed End Fund	$408,195	$—	$—	$408,195
Common Stock	13,672,804	—	—	13,672,804
Convertible Bonds		286,700	—	286,700
Corporate Bonds		5,515,317	—	5,515,317
Total Assets	$14,080,999	$5,802,017	$—	$19,883,016
Liabilities(a,b)
Call Options Written	$39,975	$—	$—	$39,975
Total Liabilities	$39,975	$—	$—	$39,975

Millburn Hedge Strategy Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,227,881,180	$—	$—	$1,227,881,180
U.S. Government & Agencies	—	774,173,702	—	774,173,702
Total Assets	$1,227,881,180	$774,173,702	$—	$2,002,054,882
Derivatives(a)
Assets
Futures Contracts	$24,197,881	$—	$—	$24,197,881
Forward Contracts	—	118,200,330	—	118,200,330
Total	$24,197,881	$118,200,330	$—	$142,398,211
Liabilities
Futures Contracts	$21,110,456	$—	$—	$21,110,456
Forward Contracts	—	129,102,025	—	129,102,025
Total	$21,110,456	$129,102,025	$—	$150,212,481

Energy Infrastructure Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$117,797,606	$—	$—	$117,797,606
Total Assets	$117,797,606	$—	$—	$117,797,606

Floating Rate Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$219,111	$—	$—	$219,111
Asset Backed Securities	—	3,334,103	—	3,334,103
Corporate Bonds	—	7,557,200	—	7,557,200
Bank Loans	—	132,598,240	—	132,598,240
Short-Term Investments	6,712,322	—	—	6,712,322
Total Assets	$6,931,433	$143,489,543	$—	$150,420,976

High Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$239,428	$2,764	$—	$242,192
Exchanged Traded Fund	671,286	—	—	671,286
Convertible Bonds	—	1,778,504	—	1,778,504
Corporate Bonds	—	14,665,735	—	14,665,735
Warrant	—	—	189,608	189,608
Collateral for Securities Loaned	4,163,460	—	—	4,163,460
Total Assets	$5,074,174	$16,447,003	$189,608	$21,710,785

Total Return Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Business Development Companies	$1,632,537	$—	$—	$1,632,537
Closed End Fund	321,392	—	—	321,392
Common Stock	4,714,811	—	—	4,714,811
REITs	814,376			814,376
Convertible Bonds	—	587,492	—	587,492
Corporate Bonds	—	8,368,539	—	8,368,539
Warrant	11,320	—	—	11,320
Collateral for Securities Loaned	4,652,323	—	—	4,652,323
Total Assets	$12,146,759	$8,956,031	$—	$21,102,790

Stone Beach Income Opportunity Fund
Assets(a)	Level 1	Level 2	Level 3	Total
REITS	$787,216	$—	$—	$787,216
Asset Backed Securities	—	980,914	—	980,914
Collateralized Mortgage Obligations	—	12,644,850	—	12,644,850
U.S. Government & Agencies	—	5,250,967		5,250,967
Short-Term Investments	6,878,534	—	—	6,878,534
Total Assets	$7,665,750	$18,876,731	$—	$26,542,481
Derivatives(a)
Assets
Futures Contracts	$120,808	$—	$—	$120,808
Total	$120,808	$—	$—	$120,808
Liabilities
Futures Contracts	$3,350	$—	$—	$3,350
Call Options Written	4,810	—	—	4,810
Total	$8,160	$—	$—	$8,160

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Buffered Shield Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$55,422,091	$—	$—	$55,422,091
Corporate Bonds	—	13,657,303	—	13,657,303
Call Options Purchased	1,909,601	4,293,458	—	6,203,059
Put Options Purchased	1,035,208	44,950	—	1,080,158
Total Assets	$58,366,900	$17,995,711	$—	$76,362,611
Liabilities(a)
Call Options Written	$1,246,338	$44,553	$—	$1,290,891
Put Options Written	1,486,389	534,595	—	2,020,984
Total Liabilities	$2,732,727	$579,148	$—	$3,311,875

Enhanced Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$249,268,645	$—	$249,268,645
Collateralized Mortgage Obligations	—	11,459,592	—	11,459,592
Short-Term Investment	5,656,248	—	—	5,656,248
Total Assets	$5,656,248	$260,728,237	$—	$266,384,485

Teza Algorithmic Allocation Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,289,385	$—	$—	$3,289,385
U.S. Government Securities	—	399,991	—	399,991
Short-Term Investments	185,691	—	—	185,691
Total Assets	$3,475,076	$399,991	$—	$3,875,067
Derivatives(a)
Liabilities
Futures Contracts	$482	$—	$—	$482
Total	$482	$—	$—	$482

(a)	Refer to the Portfolio of Investments for security classifications.

1) Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

The High Income Fund and Total Return Income Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation for which Level 3 inputs were used in determining value:

High Income
Energy Conversion Devices, Inc.
Beginning balance June 30, 2020	$0
Total realized gain/(loss)	—
Change in unrealized appreciation	—
Capital distribution	—
Tax basis adjustment	—
Net transfers in/(out) of Level 3
Ending balance March 31, 2021	$—

	Total Return Income	Total Return Income
	Energy Conversion Devices, Inc.	Community Choice Financial, Inc.
Beginning balance June 30, 2020	$0	0
Total realized gain/(loss)	—	—
Change in unrealized appreciation	—	—
Capital distribution	—	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3		—
Ending balance March 31, 2021	$—	$—

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.

Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Market Value impact if input increases
High Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase
Total Return Income	Common Stock	$0	Bankruptcy	Potential Future Cash Payments	Increase
Total Return Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase

Fair value securities as a percent of net assets at March 31, 2021, were 0.0% and 0.0% for High Income and Total Return Income, respectively.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Certain Funds invest in affiliated underlying funds (the “Catalyst Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds

Derivatives Risk – The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds (“ETFs”). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Swap Agreements – The Systematic Alpha Fund and Macro Strategy Fund has entered into various swap transactions for investment purposes. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Securities Lending – The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2021, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Commodity Strategy Fund	Purchased Options	Commodity	(595,169)
	Written Options	Commodity	225,151
Warrington Strategic Program Fund	Purchased Options	Equity	(192,000)
	Written Options	Equity	292,498
Systematic Alpha Fund	Swap	Total Return Swap	58,896
Multi Strategy Fund	Futures	Commodity	28,595
		Equity	8,279
		Interest Rate	15,370
		Foreign Exchange	20,597
MAP Global Balanced Fund	Written Options	Equity	16,298
MAP Global Equity Fund	Written Options	Equity	(9,200)
Millburn Hedge Strategy Fund	Futures	Commodity	(4,056,079)
		Equity	16,633,798
		Interest Rate	(9,490,294)
	Forward Contracts	Foreign Exchange	(10,901,695)
Stone Beach Income Opportunity Fund	Futures	Interest Rate	117,458
	Written Options	Equity	(141)
Buffered Shield Fund	Purchased Options	Equity	1,041,661
	Written Options	Equity	2,548,568
Eavol Nasdaq-100 Volatility Overlay Fund	Futures	Equity	(148,094)
Teza Algorithmic Allocation Income Fund	Futures	Commodity	(482)

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2021, is a reflection of the volume of derivative activity for the Funds.

Consolidation of Subsidiaries – CHCSF Fund Limited (Hedged Commodity-CFC), CAMFMSF Fund Limited (Multi Strategy-CFC), CMHSF Fund Limited (Millburn-CFC) and CSACS Fund Limited (Systematic – CFC) the (“CFCs”) The Consolidated Portfolios of Investments include the accounts of Hedged Commodity, Multi Strategy and Millburn Hedge Strategy, which include the accounts of Hedged Commodity-CFC, Multi Strategy-CFC Millburn-CFC and Systematic-CFC, respectively which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the each Funds’ investment in their respective CFC is as follows:

	Inception Date of CFC	CFC Net Assets as of March 31, 2021	% of Net Assets as of March 31, 2021
Hedged Commodity – CFC	6/25/2015	$3,479,842	17.79%
Multi Strategy –CFC	6/25/2015	854,220	21.79%
Systematic – CFC	12/19/2017	706,223	25.66%
Millburn - CFC	11/2/2015	113,209,674	4.26%
Teza - CFC	12/31/2019	3,479,842	54.95%

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small-Cap Insider Buying Fund	6,040,811	2,035,476	(345,072)	1,690,404
Insider Buying Fund	41,630,364	9,067,836	(1,091,453)	7,976,383
Hedged Commodity Strategy Fund	18,705,071	786,482	(1,156,418)	(369,936)
Warrington Strategic Program Fund	13,736,321	1,978,407	(192,000)	1,786,407
Insider Income Fund	78,415,884	2,519,704	(492,665)	2,027,039
Systematic Alpha Fund	2,425,435	178,153	(82,590)	95,563
Multi Strategy Fund	2,989,167	297,583	(268,637)	28,946
Dynamic Alpha Fund	175,008,553	32,669,381	(1,954,509)	30,714,872
Buyback Strategy Fund	8,812,494	2,758,437	(106,109)	2,652,328
EAVOL NASDAQ-100 Volatility Overlay Fund	10,775,171	952,429	(326,028)	626,401
Lyons Tactical Allocation Fund	35,599,800	12,000,775	(699,128)	11,301,647
MAP Global Equity Fund	46,447,984	18,697,924	(1,814,197)	16,883,727
MAP Global Balanced Fund	17,236,340	3,419,598	(812,897)	2,606,701
Millburn Hedge Strategy Fund	1,624,839,332	584,993,748	(165,592,468)	419,401,280
Energy Infrastructure Fund	139,279,551	6,267,310	(27,749,255)	(21,481,945)
Floating Rate Income Fund	149,855,789	1,099,085	(533,898)	565,187
High Income Fund	25,087,393	1,353,293	(4,108,155)	(2,754,862)
Total Return Income Fund	23,908,539	1,887,310	(4,693,059)	(2,805,749)
Stone Beach Income Opportunity Fund	26,204,133	1,238,776	(787,780)	450,996
Buffered Shield Fund	69,272,848	5,134,446	(1,356,558)	3,777,888
Enhanced Income Fund	262,587,880	8,691,785	(4,895,180)	3,796,605
Teza Algorithmic Allocation Fund	3,838,182	36,403	—	36,403